                                                      Registration No. 33-76432
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                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                       -------------------------

                    POST-EFFECTIVE AMENDMENT NO. 4 TO

                              FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                      REGISTERED ON FORM N-8B-2

                       -------------------------

           LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
                           (Exact name of Trust)

            THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                         (Name of depositor)

                      1300 South Clinton Street
                          P.O. Box 1110
                       Fort Wayne, IN 46801
      (Complete address of depositor's principal executive offices)

                       -------------------------

Name and complete address
of agent for service:                      Copy to:
Carl L. Baker, Esquire                  Brian Burke, Esquire
Vice President &                        Counsel
Deputy General Counsel                  The Lincoln National
The Lincoln National                    Life Insurance Company
Life Insurance Company                  1300 South Clinton Street
1300 South Clinton Street               P.O. Box 1110
P.O. Box 1110                           Fort Wayne, Indiana 46801
Fort Wayne, IN 46801

                       -------------------------

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It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 1998 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a) (1)
    [ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Title of securities being registered: Flexible Premium Variable Life Insurance
Policies.


Approximate date of proposed public offering: As soon as practicable after May 1, 1998.

    [ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

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

              RECONCILIATION AND TIE BETWEEN ITEMS
               IN FORM N-8B-2 AND THE PROSPECTUS

N-8B-2 ITEM  CAPTION IN PROSPECTUS
-----------  ---------------------

 1           Cover Page
 2           Cover Page
 3           Not applicable
 4           Distribution of the Policy
 5           Lincoln Life, The General Account and The Separate Account
 6           The Account
 7           Not applicable
 8           Not applicable
 9           Legal Proceedings
10           Summary of the Policy; The Policy; The Separate Account; The
             Investment Advisors; Addition, Deletion or
             Substitution of Investments; Charges and Deductions; Policy
             Benefits; Voting Rights; General Provisions
11           Summary of the Policy; The Investment Advisors
12           Summary of the Policy; The Investment advisors
13           Summary of the Policy; Charges and Deductions
14           Summary of the Policy; Requirements for Issuance of Policy
15           Premium Payment and Allocation of Premiums
16           Premium Payment and Allocation of Premiums; The Separate Account
17           Summary of the Policy; Charges and Deductions; Policy Benefits
18           Premium Payment and Allocation of Premiums; Policy Benefits
19           General Provisions; Voting Rights
20           Not Applicable
21           Policy Benefits; General Provisions
22           Not applicable
23           Safekeeping of the Account's Assets
24           General Provisions
25           Lincoln Life
26           Not applicable
27           Investment Advisors; Charges and Deductions
28           Executive Officers and Directors of Lincoln National Life
             Insurance Co.
29           Lincoln Life, The General Account, and The Separate Account
30           Not applicable
31           Not applicable
32           Not applicable
33           Not applicable
34           Not applicable
35           The Policy

N-8B-2 ITEM  CAPTION IN PROSPECTUS
-----------  --------------------------

 36          Not applicable
 37          Not applicable
 38          Summary of the Policy; Distribution of the Policy
 39          Summary of the Policy; Distribution of the Policy
 40          Not applicable
 41          Distribution of the Policy
 42          Not applicable
 43          Not applicable
 44          Charges and Deductions
 45          Not applicable
 46          Policy Benefits
 47          Not applicable
 48          Not applicable
 49          Not applicable
 50          Not applicable
 51          Cover Page; Summary of the Policy; Charges and Deductions; Policy
             Benefits; The Policy
 52          Addition, Deletion or Substitution of Investments
 53          Federal Tax Matters
 54          Not applicable
 55          Not applicable
 56          Not applicable
 57          Not applicable
 58          Not applicable
 59          Not applicable

LINCOLN LIFE -Registered Trademark-




MULTI FUND -Registered Trademark-
VARIABLE LIFE
PROSPECTUS

Variable Annuity Account K

May 1, 1998

MULTI FUND-REGISTERED TRADEMARK- VARIABLE LIFE

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT K INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


ISSUED BY:
Lincoln National Life Insurance Co.
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Ind. 46801
800-4LINCOLN  (800-454-6265)



The flexible premium variable life insurance policy (POLICY) offered by Lincoln National Life Insurance Co. (Lincoln Life) and described in this prospectus is designed to provide life insurance protection. A policy may be issued only to persons age 80 or younger (ages 81-85 by exception only) and only for an initial SPECIFIED AMOUNT of $50,000 or more. Subject to the payment of a minimum premium for the first policy year, an OWNER may, subject to certain restrictions, vary the frequency and amount of premium payments. The level of life insurance benefits payable under the POLICY may also be increased or decreased subject to certain restrictions.


An OWNER may choose to allocate amounts either to the GENERAL ACCOUNT of Lincoln Life (GENERAL ACCOUNT) or to the Lincoln Life Flexible Premium Variable Life Account K (SEPARATE ACCOUNT). Amounts allocated to the SEPARATE ACCOUNT may be invested in any of the following FUNDS or SERIES:

- Lincoln National Aggressive Growth Fund, Inc.

- Lincoln National Bond Fund, Inc.

- Lincoln National Capital Appreciation Fund, Inc.

- Lincoln National Equity-Income Fund, Inc.

- Lincoln National Global Asset Allocation Fund, Inc.

- Lincoln National Growth and Income Fund, Inc.

- Lincoln National International Fund, Inc.

- Lincoln National Managed Fund, Inc.

- Lincoln National Money Market Fund, Inc.

- Lincoln National Social Awareness Fund, Inc.

- Lincoln National Special Opportunities Fund, Inc.

- Delaware Group Premium Fund, Inc.


  -- Decatur Total Return Series


  -- Trend Series


  -- Global Bond Series


The amount of the death benefit may, and the POLICY VALUE will, reflect the investment experience of the chosen SUB-ACCOUNTS of the SEPARATE ACCOUNT and interest credited to the policy by the GENERAL ACCOUNT, as well as the frequency and amount of premiums, and the charges assessed in connection with the POLICY. As long as the POLICY remains in force, the death benefit will not be less than the current SPECIFIED AMOUNT of the POLICY. The POLICY will remain in force so long as NET CASH SURRENDER VALUE is sufficient to pay the monthly deductions imposed in connection with the POLICY. The OWNER bears the entire investment risk for all amounts allocated to the SEPARATE ACCOUNT; no minimum POLICY VALUE or NET CASH SURRENDER VALUE is guaranteed.

The purchase and ownership of the policy involves various charges which are explained under the heading Charges and deductions on page 8.

It may not be advantageous to purchase a POLICY:
(1) as a replacement for another type of life insurance; or,
(2) to obtain additional insurance protection if the purchaser already owns another flexible premium variable life insurance policy.

This prospectus is valid only if accompanied or preceded by a current prospectus for the Lincoln FUNDS and the Delaware Group Premium Fund, Inc.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE REGULATORY AGENCY, NOR HAS THE COMMISSION, OR ANY STATE REGULATORY AGENCY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus carefully and retain it for future reference.


The date of this prospectus is May 1, 1998.

TABLE OF CONTENTS


                                             PAGE
-----------------------------------------------------
SUMMARY OF THE POLICY                              1
-----------------------------------------------------
LINCOLN LIFE, THE GENERAL ACCOUNT, AND
  THE SEPARATE ACCOUNT
Lincoln Life                                       4
The General Account                                4
The Separate Account                               4
The investment advisors                            5
Addition, deletion or substitution of
  investments                                      5
-----------------------------------------------------
THE POLICY
Requirements for issuance of a policy              6
Units and unit values                              6
Premium payment and allocation of
  premiums                                         6
Dollar cost averaging program                      8
Effective date                                     8
Right to examine policy                            8
Policy termination                                 8
-----------------------------------------------------
CHARGES AND DEDUCTIONS
Percent of premium charge                          8
Contingent deferred sales charge                   8
Contingent deferred administrative
  charge                                           9
Surrender charge                                   9
Monthly deductions                                 9
Cost of insurance charges                         10
Monthly charge                                    10
Fund charges and expenses                         10
Mortality and expense risk charge                 11
Other charges                                     11
Reduction of charges                              11
Exchange of Lincoln Life Universal Life
  policies                                        12
Term conversion credits                           12
-----------------------------------------------------
POLICY BENEFITS
Death benefit and death benefit types             12
Death benefit guarantee                           13
Policy changes                                    13
Policy value                                      14
Transfer between subaccounts                      15
Transfer to and from the General Account          15
Loans                                             15
Withdrawals                                       15
i
                                             PAGE
-----------------------------------------------------

Policy lapse and reinstatement                    16
Surrender of the policy                           16
Proceeds and payment options                      17
-----------------------------------------------------
GENERAL PROVISIONS
The contract                                      17
Suicide                                           17
Representations and contestability                17
Incorrect age or sex                              18
Change of owner or beneficiary                    18
Assignment                                        18
Reports and records                               18
Projection of benefits and values                 18
Postponement of payments                          18
Riders                                            18
-----------------------------------------------------
DISTRIBUTION OF THE POLICY                        20
-----------------------------------------------------
FEDERAL TAX MATTERS
Tax status of the policy                          20
Tax treatment of policy benefits                  21
Taxation of the Separate Account                  23
-----------------------------------------------------
VOTING RIGHTS                                     23
-----------------------------------------------------
STATE REGULATION OF LINCOLN LIFE AND THE
  SEPARATE ACCOUNT                                23
-----------------------------------------------------
SAFEKEEPING OF THE SEPARATE ACCOUNT'S
  ASSETS                                          24
-----------------------------------------------------
LEGAL PROCEEDINGS                                 24
-----------------------------------------------------
EXPERTS                                           24
-----------------------------------------------------
PREPARING FOR YEAR 2000                           24
-----------------------------------------------------
ADDITIONAL INFORMATION                            25
-----------------------------------------------------
APPENDIX A: Table of base minimum
  premiums                                        26
-----------------------------------------------------
APPENDIX B: Table of surrender charges            28
-----------------------------------------------------
APPENDIX C: Executive Officers &
  Directors of Lincoln National Life
  Insurance Co.                                   30
-----------------------------------------------------
APPENDIX D: Illustrations of policy
  values                                          32
-----------------------------------------------------
APPENDIX E: Definitions for Separate
  Account K                                       41
-----------------------------------------------------
FINANCIAL STATEMENTS                              44

SUMMARY OF THE POLICY


The following summary is intended to give you only a brief explanation of the most important features of your POLICY. Therefore, you should read the entire prospectus and Appendices carefully before making a decision to purchase. For the definition of terms used in this prospectus, see Appendix E. Throughout this prospectus, in order to make the following documents more understandable, we have italicized the special terms.


WHAT TYPE OF POLICY AM I PURCHASING?

Your POLICY is a flexible premium variable life insurance policy whose primary purpose is to provide life insurance protection on the INSURED. As long as your POLICY remains in force, the POLICY will provide for: (1) the payment of a death benefit to a BENEFICIARY upon the INSURED'S death; (2) policy loan privileges, withdrawal rights, and surrender privileges; and (3) the payment of the NET CASH SURRENDER VALUE to the OWNER, if living, on the MATURITY DATE.

HOW DOES THE LIFE INSURANCE
PROTECTION WORK?


The POLICY provides for the payment of benefits upon the death of the INSURED. The POLICY offers two types of death benefit coverage. If you choose Type 1, the death benefit is the greater of the SPECIFIED AMOUNT of the POLICY or a specified percentage of POLICY VALUE. If you choose Type 2, the death benefit is the greater of the SPECIFIED AMOUNT of the POLICY plus the POLICY VALUE or a specified percentage of POLICY VALUE. So long as your POLICY remains in force, the minimum death benefit under either option will be the current SPECIFIED AMOUNT. Death benefit PROCEEDS are reduced by any outstanding loan and any due and unpaid charges, and increased by any unearned loan interest. (See Death benefit and death benefit types, page 12.)


You also have significant flexibility to adjust the death benefit prior to the MATURITY DATE by increasing or decreasing the SPECIFIED AMOUNT of the POLICY. Any increase in the SPECIFIED AMOUNT will require additional evidence of insurability satisfactory to us and will result in additional charges. Any voluntary decrease during the first 16 years of the POLICY or during the 16 years following an increase in the SPECIFIED AMOUNT will result in partial SURRENDER CHARGES.

HOW ARE THE PREMIUMS FLEXIBLE?

You have considerable flexibility concerning the amount and frequency of premium payments. During the first three policy years, your POLICY will lapse unless either the total of all premiums paid (minus any partial withdrawals and minus any outstanding loans) is at all times at least equal to the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM times the number of months since the initial POLICY DATE (including the current month) or the NET CASH SURRENDER VALUE of the POLICY is greater than zero. In order to place your POLICY in force, you must pay at least the first two DEATH BENEFIT GUARANTEE MONTHLY PREMIUMS. In addition, you will be asked to determine a planned periodic premium schedule, although you will not be required to adhere to that premium schedule. Instead, after the first policy year, you may, subject to certain restrictions, make premium payments in any amount and at any frequency. (See Premium payments and allocation of premiums, page 6.)

WHAT MAKES MY POLICY VARIABLE?


Your POLICY is described as variable because the death benefit may, and the POLICY VALUE will vary with the investment performance of amounts you have allocated to the SUBACCOUNTS you have selected. While you bear the entire investment risk on such amounts, you also enjoy the opportunity to obtain market rates of return on those amounts.


WHAT INVESTMENT CHOICES DO I HAVE?

You have the option to allocate amounts to our GENERAL ACCOUNT and to one or more SUBACCOUNTS of the SEPARATE ACCOUNT. Amounts allocated to the GENERAL ACCOUNT earn a current declared interest rate, subject to the minimum guaranteed rate shown on the policy schedule. The SUBACCOUNTS of the SEPARATE ACCOUNT each invest in one of the available FUNDS or SERIES listed below.

FUNDS
All of the FUNDS with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. The Special Opportunities Fund is open-end, but is non-diversified.

AGGRESSIVE GROWTH FUND (1994) -- The investment objective is maximum capital appreciation. The FUND invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

BOND FUND (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The FUND invests primarily in medium-and long-term corporate and government bonds.

CAPITAL APPRECIATION FUND (1994) -- The investment objective is long-term growth of capital consistent with preservation of capital. The FUND primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

EQUITY-INCOME FUND (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The FUND invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

GLOBAL ASSET ALLOCATION FUND (1987) -- The investment objective is long-term total return consistent with preservation of capital. The FUND allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

GROWTH AND INCOME FUND (1981) -- The investment objective is long-term capital appreciation. The FUND buys stocks of established companies.

INTERNATIONAL FUND (1991) -- The investment objective is maximum long-term capital appreciation. The FUND trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.

MANAGED FUND (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The FUND invests in a mix of stocks, bonds and money market securities, as determined by an investment committee.

MONEY MARKET FUND (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The FUND invests in short term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

SOCIAL AWARENESS FUND (1988) -- The investment objective is long-term capital appreciation. The FUND buys stocks of established companies which adhere to certain specific social criteria.

SPECIAL OPPORTUNITIES FUND (1981) -- The investment objective is maximum capital appreciation. The FUND primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

SERIES
Three SERIES are being offered by Delaware Group Premium Fund, Inc.


DECATUR TOTAL RETURN -- Seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. It invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the SERIES' objective.



TREND -- Seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.


GLOBAL BOND -- Seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This SERIES is a global fund. As such, at least 65% of the SERIES' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

HOW ARE PREMIUMS PROCESSED?

You determine in the application what portions of net premiums are to be allocated to the GENERAL ACCOUNT or the various SUBACCOUNTS of the SEPARATE ACCOUNT. Prior to the RECORD DATE, net premiums are automatically allocated to the GENERAL ACCOUNT. After the RECORD DATE, the POLICY VALUE and all subsequent net premiums will automatically be invested in the GENERAL ACCOUNT and the SUBACCOUNTS of the SEPARATE ACCOUNT in accord with your instructions in the application. You may change future allocations of net premiums at any time without charge by notifying us in writing. Subject to certain restrictions, you may transfer amounts among the GENERAL ACCOUNT and the SUBACCOUNTS of the SEPARATE ACCOUNT.

WHEN DOES MY POLICY TERMINATE?

Your POLICY may terminate due to any one of the following: voluntary return or surrender of the POLICY, lapse due to failure to pay required premiums or due to insufficient NET CASH SURRENDER VALUE, payment of the death benefit, or maturity. During the FREE LOOK PERIOD, you may return the POLICY for a refund of all premiums paid. Anytime after the FREE LOOK PERIOD and before the second policy anniversary, you may surrender the POLICY and receive its NET CASH SURRENDER VALUE plus any excess sales load. (See Charges and deductions, page 8.) After the second policy anniversary, YOU may surrender the POLICY and receive its NET CASH SURRENDER VALUE.

DO I HAVE ACCESS TO THE POLICY VALUES?

You may access the NET CASH SURRENDER VALUE through loans or withdrawals. You may borrow the NET CASH SURRENDER VALUE at any time. In addition, subject to some restrictions and charges, you may withdraw portions of the NET CASH SURRENDER VALUE after the first policy year. Loans and withdrawals decrease both the death benefit and future policy values and may have federal income tax consequences.

WHAT CHARGES AND DEDUCTIONS
ARE MADE FROM MY POLICY?

Sales charges will be deducted from your POLICY in two forms (a percent of premium charge and a CONTINGENT DEFERRED SALES CHARGE) as compensation for distribution expenses we incur in the sales process. These distribution expenses include sales commissions, the cost of printing the prospectus and sales literature, and any advertising costs. To the extent that such distribution expenses are not recovered through explicit sales charges, we will recover them from our other assets or surplus, including income from mortality and expense risk charges and COST OF INSURANCE charges.

PERCENT OF PREMIUM CHARGE. A percent of premium charge is currently deducted from each premium you pay. The total charge currently consists of the sum of the following:

  a. 1.95% for charges deemed to be sales loads as defined by the Investment Company Act of 1940. This item is guaranteed not to exceed 1.95%.

  b. 2.00% for premium taxes and other taxes not deemed to be sales loads as defined by the Investment Company Act of 1940. This item is guaranteed not to exceed 4.00%.

CONTINGENT DEFERRED SALES CHARGE (CDSC). During the first 16 policy years, the POLICY VALUE is subject to a CONTINGENT DEFERRED SALES CHARGE which is deducted if the policy lapses or is surrendered or if the SPECIFIED AMOUNT is voluntarily reduced. During the first two policy years, the CDSC is no greater than 44% of the required BASE MINIMUM PREMIUM for the POLICY. Upon actual surrender or voluntary reduction of SPECIFIED AMOUNT in the first two years of the POLICY, the actual CDSC is subject to certain maximum limits. (See Charges and deductions, page 8.) During the third and subsequent policy years, the CDSC will equal the CDSC during the first policy year times the percent indicated in the table below.

CONTINGENT DEFERRED ADMINISTRATIVE CHARGE (CDAC). During the first 16 policy years, the POLICY VALUE is subject to a CONTINGENT DEFERRED ADMINISTRATIVE CHARGE which is deducted if the POLICY lapses or is surrendered or if the SPECIFIED AMOUNT is voluntarily reduced. The CDAC is no greater than 88% of the required BASE MINIMUM PREMIUM for the POLICY. During the second and subsequent policy years, the CDAC will equal the first year CDAC times the percent indicated in the following table.

An additional CDAC will be imposed under the POLICY in the event of each requested increase in SPECIFIED AMOUNT and applies during the 16 years following such increase. If a requested increase in SPECIFIED AMOUNT occurs, additional premium will be required if the current NET CASH SURRENDER VALUE is not sufficient to cover the CDAC associated with the increase.

DURING POLICY YEAR            PERCENT OF CDSD AND CDAC
(OR AFTER AN INCREASE)        TO BE DEDUCTED
-------------------------------------------------------
 2                                                 100%
 3                                                 100%
 4                                                 100%
 5                                                 100%
 6                                                  95%
 7                                                  90%
 8                                                  85%
 9                                                  80%
10                                                  70%
11                                                  60%
12                                                  50%
13                                                  40%
14                                                  30%
15                                                  20%
16                                                  10%

SURRENDER CHARGE. The total of all CONTINGENT DEFERRED SALES CHARGES and all CONTINGENT DEFERRED ADMINISTRATIVE CHARGES is collectively referred to as the SURRENDER CHARGE. See Surrender charge, on page 9.

OTHER CHARGES AND DEDUCTIONS. The POLICY VALUE will be reduced by certain monthly deductions equal to the sum of a monthly COST OF INSURANCE charge (including the cost of any optional insurance benefits) and a monthly charge equal to $7.50 per month. Currently, no charge is made for transfers of amounts among the GENERAL ACCOUNT and the SUBACCOUNTS, although a maximum of $10 per transfer may be charged. A withdrawal charge consisting of a processing fee and a possible early withdrawal penalty is deducted from each withdrawal. The early withdrawal penalty portion is applicable only at times when the SURRENDER CHARGE is greater than zero. As a current practice, the withdrawal charge is equal to 3% of the withdrawn amount during the first 10 policy years, and is equal to $10 at all other times. This charge is guaranteed not to exceed the greater of $25 or 5% of the withdrawn amount at times when the SURRENDER CHARGE is greater than zero and is guaranteed not to exceed $25 at all other times.


The daily rate of .0018630% (which is equivalent to an annual rate of .68%) of the value of the net assets of the SEPARATE ACCOUNT is currently charged for Lincoln Life's assumption of certain mortality and expense risks. This charge is guaranteed not to exceed .90%.

No charges are currently made from the SEPARATE ACCOUNT for federal or state income taxes. Should Lincoln Life determine that such taxes may be imposed, the company reserves the right to make deductions from the POLICY to pay those taxes.


In addition, because the SEPARATE ACCOUNT purchases shares of the FUNDS or SERIES involved, the value of the net assets of these SUBACCOUNTS of the SEPARATE ACCOUNT will reflect the fees of the investment advisor and other miscellaneous expenses incurred by those FUNDS or SERIES. It is estimated that, in the aggregate, such fees and expenses for the FUNDS and SERIES, expressed as an annual percentage of each entity's net assets, will range from .35% to 1.02%. See page 10 for more detailed information.


HOW ARE MY POLICY BENEFITS TAXED?


The taxation of life insurance death benefits and distributions is complex and is discussed in detail under Federal tax matters on pages 20-23. You should note in particular that the taxation of loans, withdrawals and surrenders of a life insurance policy that becomes a Modified Endowment Contract is generally less favorable than distributions from a life insurance policy that is not a Modified Endowment Contract. Your POLICY will be a Modified Endowment Contract if the premiums you pay exceed certain limits referred to as the 7-pay limitation.


LINCOLN LIFE,
THE GENERAL ACCOUNT AND
THE SEPARATE ACCOUNT

LINCOLN LIFE


Lincoln Life is a stock life insurance company incorporated under the laws of Indiana on June 12, 1905. Lincoln Life is principally engaged in offering individual life insurance policies and annuity contracts, and ranks among the largest United States stock life insurance companies in terms of assets and life insurance in force. Lincoln Life is also one of the leading life reinsurers in the United States. Lincoln Life is licensed in all states (except New York) and the District of Columbia, Guam, and the Commonwealth of the Northern Mariana Islands.



Lincoln Life is wholly owned by Lincoln National Corp., a publicly held insurance holding company incorporated under Indiana law on January 5, 1968. The principal office of Lincoln Life is located at 1300 South Clinton Street, Fort Wayne, Ind. 46802. The principal office of Lincoln National Corp. is located at 200 East Berry Street, Fort Wayne, Ind. 46802. Through its affiliated companies, Lincoln National Corp. provides wealth accumulation and protection products and services -- including annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.


THE GENERAL ACCOUNT


The GENERAL ACCOUNT of Lincoln Life consists of all assets owned by Lincoln Life other than those allocated to any of its separate accounts, including the SEPARATE ACCOUNT. The GENERAL ACCOUNT supports Lincoln Life's insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the GENERAL ACCOUNT have not been registered under the Securities Act of 1933, and the GENERAL ACCOUNT has not been registered as an investment company under the Investment Company Act of 1940.


THE SEPARATE ACCOUNT


Lincoln Life Flexible Premium Variable Life Account K (SEPARATE ACCOUNT) was established by Lincoln Life as a separate account on March 9, 1994. Although the assets of the SEPARATE ACCOUNT are the property of Lincoln Life, the laws of Indiana under which the SEPARATE ACCOUNT was established provide that the assets in the SEPARATE ACCOUNT attributable to the policies are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. The assets of the SEPARATE ACCOUNT shall, however, be available to cover the liabilities of the GENERAL ACCOUNT of Lincoln Life to the extent that the SEPARATE ACCOUNT'S assets exceed its liabilities arising under the policies supported by it. The assets of the SEPARATE ACCOUNT will be valued once daily at the close of regular trading (currently 4:00 p.m. New York time) on each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


The SEPARATE ACCOUNT has been registered as an investment company under the Investment Company Act of 1940 and meets the definition of "separate account" under federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the SEPARATE ACCOUNT or Lincoln Life by the Commission.

The SEPARATE ACCOUNT is divided into SUBACCOUNTS. Each SUBACCOUNT invests exclusively in shares of one of the following FUNDS or SERIES:

Lincoln National Aggressive Growth Fund, Inc.
Lincoln National Bond Fund, Inc.
Lincoln National Capital Appreciation Fund, Inc.
Lincoln National Equity-Income Fund, Inc.
Lincoln National Global Asset Allocation Fund, Inc.
Lincoln National Growth and Income Fund, Inc.
Lincoln National International Fund, Inc.

Lincoln National Managed Fund, Inc.
Lincoln National Money Market Fund, Inc.
Lincoln National Social Awareness Fund, Inc.
Lincoln National Special Opportunities Fund, Inc.
Delaware Decatur Total Return Series
Delaware Trend Series
Delaware Global Bond Series



Income and both realized and unrealized gains or losses from the assets of the SEPARATE ACCOUNT are credited to or charged against the SEPARATE ACCOUNT without regard to the income, gains or losses arising out of any other business Lincoln Life may conduct. The FUNDS or SERIES are also invested in by variable annuity contract holders. Should Lincoln Life become aware of any material irreconcilable conflict, either potential or existing, between its variable annuity and variable life insurance contractowners, Lincoln Life has agreed to notify the Board of Directors for the FUNDS and of the SERIES and to remedy, at Lincoln Life's own expense, any such conflict.


There is no assurance that any FUND or SERIES will achieve its stated objective. For a complete description of the FUNDS or SERIES, please refer to the prospectuses for the FUNDS or SERIES which must accompany or precede this prospectus and which should be read carefully.

THE INVESTMENT ADVISORS

Lincoln Investment Management Inc. (Lincoln Investment) is the investment advisor for the FUNDS. Lincoln Investment is a wholly owned subsidiary of Lincoln National Corp. Lincoln Investment is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802, and is registered with the Securities and Exchange Commission as an investment adviser.

Additionally, Lincoln Investment currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by nine of the FUNDS. No additional compensation from the assets of those FUNDS will be assessed as a result of the sub-advisory agreements. The following lists the six sub-advisors and the respective FUNDS for which they act:

SUB-ADVISOR               FUND(S)

Clay Finlay, Inc.         International
Fidelity Management
  Trust Co.               Equity-Income
Janus Capital Corp.       Capital Appreciation
Lynch & Mayer, Inc.       Aggressive Growth
Putnam Investment
  Management, Inc.        Global Asset Allocation
Vantage Global Advisors,
  Inc.                    Growth and Income;
                          Managed (for stock
                          portfolio); Social
                          Awareness; and Special
                          Opportunities

The Bond and Money Market Funds do not have sub-advisors.


Delaware Management is the investment advisor for the Delaware Decatur Total Return Series and the Delaware Trend Series. Delaware International, an affiliate of Delaware Management, is the investment advisor for the Delaware Global Bond Series. Delaware Management is a wholly-owned, indirect subsidiary of Delaware Management Holdings, Inc. On April 3, 1995, Delaware Management Holdings, Inc. merged with Lincoln National Corp., the holding company for Lincoln National Life Insurance Co. As a result of the merger, Delaware Management Holdings and Delaware Management became indirect, wholly-owned subsidiaries of and are thus subject to the ultimate control of Lincoln National Corp. Delaware Management and Delaware International are registered with the Securities and Exchange Commission as investment advisers. Additional information about Delaware Management may be found in the Delaware Group Premium Fund, Inc. prospectus.


ADDITION, DELETION, OR
SUBSTITUTION OF INVESTMENTS

Lincoln Life cannot guarantee that any particular FUNDS will be available for investment by the SUBACCOUNTS. Lincoln Life reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the SEPARATE ACCOUNT or that the SEPARATE ACCOUNT may purchase. Lincoln Life reserves the right to eliminate the shares of any FUND or SERIES and to substitute shares of another open-end, registered investment company, if the shares are no longer available for investment, or if in the judgment of Lincoln Life further investment in any FUND or SERIES should become inappropriate in view of the purposes of the SEPARATE ACCOUNT. Lincoln Life will not substitute any shares attributable to an OWNER's interest in a SUBACCOUNT of the SEPARATE ACCOUNT without notice and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent the SEPARATE ACCOUNT from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by policyowners.

Lincoln Life also reserves the right to establish additional SUBACCOUNTS of the SEPARATE ACCOUNT, each of which would invest in a new fund or series of a fund, or in shares of another investment company, with a specified investment objective. New SUBACCOUNTS may be established when, at the sole discretion of Lincoln Life, marketing needs or investment conditions warrant, and any new SUBACCOUNTS may be made available to existing policyowners on a basis to be determined by Lincoln Life. Lincoln Life may also eliminate one or more SUBACCOUNTS if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, Lincoln Life may by appropriate endorsement make such changes in the POLICY as may be necessary or appropriate to reflect such substitution or change. If deemed by Lincoln Life to be in the best interests of persons having voting rights under the Policies, the SEPARATE ACCOUNT may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Lincoln Life separate accounts.

THE POLICY

REQUIREMENTS FOR ISSUANCE OF A POLICY


Individuals wishing to purchase a POLICY must send a completed application to Lincoln Life, 1300 South Clinton Street, Fort Wayne, Ind. 46802. The minimum SPECIFIED AMOUNT of a POLICY is $50,000. A policy will generally be issued only to INSUREDS 80 years of age or younger (ages 81-85 by exception only) who supply satisfactory evidence of insurability sufficient to Lincoln Life. Acceptance is subject to Lincoln Life's underwriting rules and, except in California, Lincoln Life reserves the right to reject an application for any reason.


Additional insurance on the life of other persons may be applied for by supplemental application. Approval of the additional insurance will be subject to evidence of insurability satisfactory to Lincoln Life.

UNITS AND UNIT VALUES

The value of POLICY monies invested in each SUBACCOUNT is accounted for through the use of UNITS and UNIT VALUES. A UNIT is an accounting unit of measure used to calculate the value of an investment in a specified SUBACCOUNT. A UNIT VALUE is the dollar value of a UNIT in a specified SUBACCOUNT on a specified valuation date. Whenever an amount is invested in a SUBACCOUNT (due to net premium payments, loan payments, or transfer of values into a SUBACCOUNT), the amount purchases UNITS in that SUBACCOUNT; the number of UNITS purchased is determined by dividing the dollar amount of the transaction by the UNIT VALUE on the day the transaction is made. Similarly, whenever an amount is redeemed from a SUBACCOUNT (due to loans and loan interest charges, withdrawals and withdrawal charges, surrender and SURRENDER CHARGES, transfers of values out of a SUBACCOUNT and transfer charges, income tax deductions (if any), cost of insurance charges, or monthly charges), UNITS are redeemed from that SUBACCOUNT; the number of UNITS redeemed is determined by dividing the dollar amount of the transaction by the UNIT VALUE on the day the transaction is made.

The UNIT VALUE is also used to measure the NET INVESTMENT RESULTS in a SUBACCOUNT. The POLICY VALUE on any valuation day is the sum of the values in each SUBACCOUNT in which POLICY VALUEs are allocated plus any POLICY VALUE allocated to the GENERAL ACCOUNT. The value of each SUBACCOUNT on each valuation day is determined by multiplying the number of UNITS held by a POLICY in each SUBACCOUNT by the UNIT VALUE for that SUBACCOUNT as determined for that valuation day.

The UNIT VALUE for a SUBACCOUNT on a specified valuation date is determined by dividing the value of all assets owned by that SUBACCOUNT, net of the SUBACCOUNT'S liabilities (including any accrued but unpaid daily MORTALITY AND EXPENSE RISK CHARGES), by the total number of UNITS held by POLICIES in that SUBACCOUNT. NET INVESTMENT RESULTS do not increase or decrease the number of UNITS held by the SUBACCOUNT.

PREMIUM PAYMENT AND
ALLOCATION OF PREMIUMS


Subject to certain limitations, an OWNER has considerable flexibility in determining the frequency and amount of premiums. During the first three policy years, the POLICY will lapse unless either the total of all premiums paid (minus any partial withdrawals and minus any outstanding loans) is at all times at least equal to the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM times the number of months since the initial policy date (including the current month) or the NET CASH SURRENDER VALUE of the POLICY is greater than zero. Payment of the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM during the first three policy years will guarantee that the POLICY will remain in force for the first three policy years despite negative NET CASH SURRENDER VALUE (see Death benefit guarantee, page
13), but continued payment of such premiums will not guarantee that the POLICY will remain in force thereafter. The amount of the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM is based on the BASE MINIMUM PREMIUM per $1,000 of SPECIFIED AMOUNT (determined by the INSURED'S age, sex, and underwriting class) and includes additional amounts to cover charges for additional benefits, monthly charges, and extra COST OF INSURANCE CHANGES for substandard risks. A table of base minimum premiums per $1,000 of SPECIFIED AMOUNT is in Appendix A, pages 26-27.


The OWNER may designate in the application one of several ways to pay the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM. The OWNER may elect to pay the first twelve months of premiums in full prior to commencement of insurance coverage. Alternatively, the OWNER may elect to pay a level PLANNED PERIODIC PREMIUM on a quarterly or semi-annual basis sufficient to meet the premium requirements. Premiums may also be paid monthly if paid by a pre-authorized check. Premiums, other than the initial premium, are payable only at the Home Office of Lincoln Life.

Each OWNER will also define a PLANNED PERIODIC PREMIUM schedule that provides for payment of a level premium at fixed intervals for a specified period of time. The OWNER is not required to pay premiums in accord with this schedule. Furthermore, the OWNER has flexibility to alter the amount, frequency, and the time period over which PLANNED PERIODIC PREMIUMS are paid. Failure to pay PLANNED PERIODIC PREMIUMS will not of itself cause the POLICY to lapse, nor will the payment of PLANNED PERIODIC PREMIUMS equal to or in excess of the required DEATH BENEFIT GUARANTEE MONTHLY PREMIUMS guarantee that the POLICY will remain in force beyond the first three policy years. Unless the POLICY is being continued under the DEATH BENEFIT GUARANTEE, (see Death benefit guarantee, page
13), the POLICY will lapse any time outstanding loans with interest exceed POLICY VALUE less SURRENDER CHARGE OR POLICY VALUE less outstanding loans and less SURRENDER CHARGE is insufficient to pay certain monthly deductions, and a grace period expires without a sufficient payment. (See Policy lapse and reinstatement, page 16.) Subject to the minimum premiums required to keep the POLICY in force and the maximum premium limitations established under section 7702 of the Internal Revenue Code 1986, as amended (the Code), an OWNER may make unscheduled premium payments at any time in any amount during the lifetime of the INSURED until the MATURITY DATE. Monies received that are not designated as premium payments will be assumed to be loan repayments if there is an outstanding loan on the POLICY; otherwise, such monies will be assumed to be an unscheduled premium payment.


PREMIUM LIMITATIONS. In no event can the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations established for life insurance policies to meet the definition of life insurance, as set forth under Section 7702 of the Code. Those limitations will vary by issue age, sex, classification, benefits provided, and even policy duration. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, Lincoln Life will only accept that portion of the premium which will make total premiums equal that amount. Any part of the premium in excess of that amount will first be applied to reduce any outstanding loan on the POLICY, and any further excess will be refunded to the OWNER within 7 days of receipt and no further premiums will be accepted until allowed by subsequent maximum premium limitations.

The tax status of a POLICY and the tax treatment of distributions from a POLICY are dependent in part on whether or not the POLICY becomes a Modified Endowment Contract. A POLICY will become a Modified Endowment Contract if premiums paid into the POLICY cause the POLICY to fail the 7-pay test set forth under Section 7702A of the Code. Lincoln Life will monitor premiums paid into each POLICY after the date of this prospectus to determine when a premium payment will exceed the 7-pay test and cause the POLICY to become a Modified Endowment Contract. If the OWNER has given Lincoln Life instructions that the POLICY should not be allowed to become a Modified Endowment Contract, any premiums in excess of the 7-pay limitation will first be applied to reduce any outstanding loan on the POLICY, and any further excess will be refunded to the OWNER within 7 days of receipt. If the OWNER has not given Lincoln Life instructions to the contrary, however, the premium will be paid into the POLICY and a letter of notification of Modified Endowment Contract status will be sent to the OWNER. The letter of notification will include the available options, if any, for remedying the Modified Endowment Contract status of the POLICY.

NET PREMIUMS. The net premium equals the premium paid less the percent of premium charge (see Percent of premium charge, page 8).

ALLOCATION OF NET PREMIUMS. In the application for a POLICY, the OWNER can allocate net premiums or portions thereof to the GENERAL ACCOUNT and the various SUBACCOUNTS of the SEPARATE ACCOUNT. Notwithstanding the allocation in the application, all net premiums received prior to the RECORD DATE will initially be allocated to the GENERAL ACCOUNT. Net premiums received prior to the RECORD DATE will be credited to the POLICY on the later of the POLICY DATE or the date the premium is received. The RECORD DATE is the date the POLICY is recorded on the books of Lincoln Life as an in-force policy, and may coincide with the POLICY DATE. Ordinarily, the POLICY will be recorded as in-force within three business days after the later of the date WE receive the last outstanding requirement or the date of underwriting approval. Net premiums will continue to be allocated to the GENERAL ACCOUNT until the RECORD DATE. When the assets of the SEPARATE ACCOUNT are next valued following the RECORD DATE, the value of the POLICY'S assets in the GENERAL ACCOUNT will automatically be transferred to the GENERAL ACCOUNT and the SUBACCOUNTS of the SEPARATE ACCOUNT in accord with the OWNER'S percentage allocation in the application. No charge will be imposed for this initial transfer. Net premiums paid after the RECORD DATE will be credited to the POLICY on the date they are received and will be allocated in accord with the OWNER'S instructions in the application. The minimum percentage of each premium that may be allocated to the GENERAL ACCOUNT or to any SUBACCOUNT of the SEPARATE ACCOUNT is 10%; percentages must be in whole numbers. The allocation of future net premiums may be changed without charge at any time by providing written notification on a form suitable to Lincoln Life, unless the OWNER has made previous arrangements with Lincoln Life to allow the allocation of future net premiums to be changed upon telephone request.

The value of the amount allocated to SUBACCOUNTS of the SEPARATE ACCOUNT will vary with the investment experience of these SUBACCOUNTS and the OWNER bears the entire investment risk. The value of the amount allocated to the GENERAL ACCOUNT will earn a current interest rate guaranteed to be at least equal to the GENERAL ACCOUNT guaranteed interest rate shown on the policy schedule. OWNERS should periodically review their allocations of premiums and values in light of market conditions, interest rates, and overall estate planning requirements.


DOLLAR COST AVERAGING PROGRAM

The OWNER may wish to make uniform monthly transfers from the GENERAL ACCOUNT to one or more of the SUBACCOUNTS over a 12, 24, or 36-month period through the Dollar Cost Averaging (DCA) program. Under the program, the owner designates the total amount of POLICY VALUE ($5,000 minimum) to be transferred from the GENERAL ACCOUNT to the chosen SUBACCOUNTS in accord with the most recent premium allocation. The transfers continue until the end of the DCA period or until the POLICY VALUE in the GENERAL ACCOUNT has been exhausted, whichever occurs sooner. DCA may also be terminated upon written request by the OWNER.

The theory of DCA is that transfers of uniform dollar amounts purchase a greater number of SUBACCOUNT units when unit values are relatively low than are purchased when unit values are higher. This has the effect, when purchases are made at fluctuating prices, of reducing the aggregate average cost per unit to less than the average of the unit values on the same purchase dates. However, participation in the DCA program does not assure the owner of a greater return on purchases under the program, nor will it prevent or necessarily alleviate losses in a declining market.

There are no charges associated with the DCA program. In order to participate in (or terminate participation in) the DCA program, the OWNER must complete a written request on a form suitable to Lincoln Life.

EFFECTIVE DATE

For all coverage provided in the original application, the effective date will be the POLICY DATE, provided the POLICY has been delivered and the initial premium has been paid prior to death and prior to any change in health or any other factor affecting insurability of the INSURED as shown in the application. The POLICY DATE is ordinarily the earlier of the date the full initial premium is received or the date on which the POLICY is approved for issue by Lincoln Life.

For any increase, the effective date will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for the increase is approved.

For any insurance that has been reinstated, the effective date will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for reinstatement is approved.

RIGHT TO EXAMINE POLICY

The OWNER may, until a specified period of time has expired, examine the POLICY and return it for refund of all premiums paid. The applicable period of time will depend on the state in which the POLICY is issued, but will not expire sooner than the latest of ten days after receipt of the POLICY, 45 days after
Part 1 of the application is completed, or ten days after the notice of withdrawal right is mailed or delivered to the OWNER. Upon cancellation the POLICY will be void from the beginning. An OWNER wanting a refund should return the POLICY to either Lincoln Life at its Home Office or to the registered agent who sold it.

POLICY TERMINATION

All coverage under the POLICY will terminate when any one of the following occurs: 1) the grace period ends without payment of required premium, and the POLICY is not being continued under the DEATH BENEFIT GUARANTEE provision, 2) the POLICY is surrendered, 3) the INSURED dies, or 4) the POLICY matures.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the POLICY to compensate Lincoln Life for:

  1. Providing the insurance benefit set forth in the POLICY and any optional insurance benefits added by rider;

  2.  Administering the POLICY;

  3.  Assuming certain risks in connection with the POLICY;

  4.  Incurring expenses in distributing the POLICY.

The nature and amount of these charges are described more fully below.

PERCENT OF PREMIUM CHARGE. A percent of premium charge is currently deducted from each premium you pay. The total charge currently consists of the sum of the following:

  a. 1.95% for charges deemed to be sales loads as defined by the Investment Company Act of 1940. This item is guaranteed not to exceed 1.95%.

  b. 2.00% for premium taxes and other taxes not deemed to be sales loads as defined by the Investment Company Act of 1940. This item is guaranteed not to exceed 4.00%.

CONTINGENT DEFERRED SALES CHARGE (CDSC). During the first 16 policy years, the POLICY VALUE is subject to a CONTINGENT DEFERRED SALES CHARGE (CDSC) which is deducted if the POLICY lapses or is surrendered or upon a voluntary reduction in SPECIFIED AMOUNT. During the first policy year, the CDSC is approximately equal to 44% (less at older ages) of the required BASE MINIMUM PREMIUM for the designated SPECIFIED AMOUNT. The BASE MINIMUM PREMIUM required varies with the age, sex, and rating class of the INSURED. To determine the first year CDSC per $1,000 of SPECIFIED AMOUNT, multiply the SURRENDER CHARGE found in the table of Surrender Charges (see Appendix B, pages 28-29) times one-third. (For example, the SURRENDER CHARGE for a male preferred smoker age 35 is $9.99 per $1000 of SPECIFIED AMOUNT, or $999 for a policy with $100,000 SPECIFIED AMOUNT. One-third of the SURRENDER CHARGE, or $333, is the CDSC for the POLICY.) Furthermore, upon lapse or surrender of the POLICY or voluntary reduction in SPECIFIED AMOUNT at any time during the first two policy years, the total sales charges actually deducted (the sales charge component of the percent of premium charge plus the CDSC) will never exceed the following maximum: 30% of premiums paid up to the first 12 DEATH BENEFIT GUARANTEE MONTHLY PREMIUMS, plus 10% of premiums paid up to the next 12 DEATH BENEFIT GUARANTEE MONTHLY PREMIUMS, plus the sales charge component of the percent of premium charge on premiums paid in excess of those amounts.


During the second and subsequent policy years, the CDSC will equal the CDSC during the first policy year times the percent indicated in the following table.


CONTINGENT DEFERRED ADMINISTRATIVE CHARGE (CDAC). During the first 16 policy years, the POLICY VALUE is subject to a CONTINGENT DEFERRED ADMINISTRATIVE CHARGE which is deducted if the POLICY lapses or is surrendered or upon a voluntary reduction in SPECIFIED AMOUNT. During the first policy year, the CDAC is approximately equal to 88% (less at older ages) of the required BASE MINIMUM PREMIUM for the designated SPECIFIED AMOUNT. To determine the first year CDAC per $1,000 of SPECIFIED AMOUNT, multiply the SURRENDER CHARGE found in the table of SURRENDER CHARGES (see Appendix B, pages 28-29) times two-thirds. (For example, the SURRENDER CHARGE for a male preferred smoker age 35 is $9.99 per $1,000 of SPECIFIED AMOUNT, or $999 for a policy with $100,000 SPECIFIED AMOUNT. Two-thirds of the SURRENDER CHARGE, or $666, is the CDAC for the POLICY).


During the second and subsequent policy years the CDAC will equal the CDAC during the first policy year times the percent indicated in the following table.

An additional CDAC will be imposed under the POLICY in the event of each requested increase in SPECIFIED AMOUNT. The additional CDAC is an amount per $1,000 of increased SPECIFIED AMOUNT and will be deducted upon lapse or surrender of the POLICY or upon a voluntary reduction of the increased SPECIFIED AMOUNT at any time during the 16 years following such increase. The amount of the CDAC will be equal to the CDAC that would apply to a newly issued policy at the age of the INSURED at the time of the increase. The percentage of the CDAC applicable in any year after the increase is shown in the table below, where policy year is calculated from the date of the increase.

DURING POLICY YEAR        PERCENT OF CDSD AND CDAC
(OR AFTER AN INCREASE)    TO BE DEDUCTED
--------------------------------------------------
 2                                            100%
 3                                            100%
 4                                            100%
 5                                            100%
 6                                             95%
 7                                             90%
 8                                             85%
 9                                             80%
10                                             70%
11                                             60%
12                                             50%
13                                             40%
14                                             30%
15                                             20%
16                                             10%

When the OWNER requests an increase in the SPECIFIED AMOUNT, no additional premium is required provided that the current NET CASH SURRENDER VALUE is sufficient to cover the CDAC associated with the increase, as well as the increase in the COST OF INSURANCE charges which result from the increase in SPECIFIED AMOUNT. However, if the NET CASH SURRENDER VALUE is insufficient to cover such costs, additional premium will be required for the increase to be granted, and the percent of premium charge will be deducted from that additional premium.

SURRENDER CHARGE. The total of all CONTINGENT DEFERRED SALES CHARGES and all CONTINGENT DEFERRED ADMINISTRATIVE CHARGES are collectively referred to as the SURRENDER CHARGE. The surrender charges for the first 5 years are shown in Appendix B. For SURRENDER CHARGES during policy years 6 through 16 the values shown in Appendix B should be multiplied by the percentages given in the table above. For increases in the SPECIFIED AMOUNT, additional SURRENDER CHARGES apply. During the first 5 years after an increase, the additional SURRENDER CHARGES are calculated by multiplying the values in Appendix B by two-thirds. During years 6 through 16 after an increase, the values in Appendix B are multiplied by two-thirds and times the percentage given in the table above.

MONTHLY DEDUCTIONS. On the POLICY DATE and on each MONTHLY ANNIVERSARY DAY following, deductions will be made from the POLICY VALUE. These deductions are of two types: A monthly charge and a monthly COST OF INSURANCE deduction. Ordinarily, the monthly deductions are deducted from the POLICY VALUE in proportion to the values in the GENERAL ACCOUNT and the SUBACCOUNTS. The monthly deductions may be made by some other method if requested by the OWNER, and if such method is acceptable to Lincoln Life.

COST OF INSURANCE CHARGES. On the POLICY DATE and on each MONTHLY ANNIVERSARY DAY following, COST OF INSURANCE charges will be deducted from the POLICY VALUE. Ordinarily, the COST OF INSURANCE charges are deducted in proportion to the values in the GENERAL ACCOUNT and the SUBACCOUNTs. The COST OF INSURANCE charges may be made by some other method if requested by the OWNER, and if such method is acceptable to Lincoln Life.

The COST OF INSURANCE charges depend upon a number of variables, and the cost for each policy month can vary from month to month. It will depend, among other things, on the amount for which Lincoln Life is at risk to pay in the event of the INSURED's death. On each MONTHLY ANNIVERSARY DAY, Lincoln Life will determine the monthly COST OF INSURANCE for the following month as equal to:

  a.  The death benefit on the MONTHLY ANNIVERSARY DAY; divided by

  b. 1.0032737 (the monthly interest factor equivalent to an annual interest rate of 4%); minus,

  c. The POLICY VALUE on the MONTHLY ANNIVERSARY DAY without regard to the COST OF INSURANCE; divided by

  d.  1,000; the result multiplied by

  e.  The applicable COST OF INSURANCE rate per $1,000 as described below.


The COST OF INSURANCE rates are based on the sex, ATTAINED AGE, rate class of the person INSURED, and SPECIFIED AMOUNT of the POLICY. In states requiring unisex rates, in federally qualified pension plan sales, in employer sponsored situations and in any other situation where unisex rates are required by law, the COST OF INSURANCE rates are not based on sex. The monthly COST OF INSURANCE rates may be changed by Lincoln Life from time to time. A change in the COST OF INSURANCE rates will apply to all persons of the same attained age, sex, rate class, and SPECIFIED AMOUNT and whose policies have been in effect for the same length of time. The COST OF INSURANCE rates will not exceed those described in the table of guaranteed maximum insurance rates shown in the POLICY. For ATTAINED AGES under sixteen, these rates are based on the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday; or for ATTAINED AGES sixteen and over, depending on the smoking status of the INSURED, these rates are based on the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday, or the 1980 Commissioner's Standard Ordinary Smoker Mortality Table, age last birthday. Standard rate classes have guaranteed rates which do not exceed 100% of the applicable table.


The rate class of an insured will affect the COST OF INSURANCE rate. Lincoln Life currently places insureds into a standard rate class or rate classes involving a higher mortality risk. In an otherwise identical policy, insureds in the standard rate class will have a lower cost of insurance than those in the rate class with the higher mortality risk. The standard rate class is also divided into four categories: preferred nonsmoker, standard nonsmoker, preferred smoker and standard smoker. Insureds who are standard nonsmoker or preferred nonsmoker will generally incur a lower COST OF INSURANCE than those insureds who are in the smoker rate classes. Likewise, insureds who are preferred smoker or preferred nonsmoker will generally incur a lower COST OF INSURANCE than similarly situated insureds who are standard smoker or standard nonsmoker respectively.

The SPECIFIED AMOUNT of the POLICY will affect the COST OF INSURANCE rates applied to a specific POLICY. In general, policies with a SPECIFIED AMOUNT of $200,000 or more will have lower current COST OF INSURANCE rates than policies with smaller specified amounts.

MONTHLY CHARGE. A monthly charge of $7.50 is deducted from the POLICY VALUE each month the POLICY is in force to compensate Lincoln Life for continuing administration of the POLICY, premium billings, overhead expenses, and other miscellaneous expenses. Lincoln Life does not anticipate any profits from this charge. This charge is guaranteed not to increase during the life of the POLICY.

FUND CHARGES AND EXPENSES. The investment advisor for each of the FUNDS or SERIES deducts a daily charge as a percent of the net assets in each FUND or SERIES as an asset management charge. The charge has the effect of reducing the investment results credited to the SUBACCOUNTS.


Because the SEPARATE ACCOUNT purchases shares of the FUNDS or SERIES involved, the value of the net assets of the SUBACCOUNTs of the SEPARATE ACCOUNT will reflect not only the fees of the Investment Advisor, but also other miscellaneous expenses incurred by those FUNDS or SERIES.



The asset management charges, miscellaneous expenses and total expenses for each of the FUNDS and SERIES are estimated, on the basis of their most recent fiscal year experience, to be as follows:

                                          ASSET          MISC.
FUND                                      MGT. CHARGE*   EXPENSES*   TOTAL*
---------------------------------------------------------------------------
Aggressive Growth                              .73%         .08%      .81%
Bond                                           .46%         .07%      .53%
Capital Appreciation                           .80%         .09%      .89%
Equity-Income                                  .95%         .07%     1.02%
Global Asset Allocation                        .72%         .17%      .89%
Growth and Income                              .32%         .03%      .35%
International                                  .79%         .14%      .93%
Managed                                        .37%         .05%      .42%
Money Market                                   .48%         .11%      .59%
Social Awareness                               .36%         .05%      .41%
Special Opportunities                          .37%         .05%      .42%

SERIES
Decatur Total Return                           .60%         .11%      .71%
Trend                                          .67%         .13%      .80%
Global Bond                                    .47%         .33%      .80%


*Expressed as an annual percentage of each entity's average daily net assets.


The table above reflects actual expenses during 1997. For that reason the table reflects certain temporary fee waivers for the SERIES that were in effect for that year (and continue in effect as of the date of this prospectus), but does not reflect reductions in asset management fee rates for the Equity Income Fund and the Capital Appreciation Fund that are in effect as of the date of this prospectus but were not in effect at any time during 1997. If the fee waivers for the Decatur Total Return, Trend, and Global Bond Series had not been in effect for 1997, their total expenses would have been .71%, .88%, 1.08%, of average daily net assets respectively.


See the prospectuses of the FUNDS and SERIES for more complete information about their expenses.


MORTALITY AND EXPENSE RISK CHARGE. Lincoln Life deducts a daily charge as a percent of the assets of the SEPARATE ACCOUNT as a mortality and expense risk charge. This charge has the effect of reducing GROSS INVESTMENT RESULTS credited to the SUBACCOUNTs. The daily rate currently charged is .0018630% (which is equivalent to an annual rate of .68%) of the value of the net assets of the SEPARATE ACCOUNT. This deduction may increase or decrease, but is guaranteed not to exceed .90% in any policy year.



Lincoln Life will reduce the current mortality and expense risk charge whenever the previous year's average ratio of fund miscellaneous expenses to average net assets exceeds .10 of 1%. The reduction for the following 12 months will take effect each May 1 and will equal the excess, if any, of the average ratio of fund miscellaneous expenses to average net assets over .10%; however, the reduction will never exceed .10%.


The mortality risk assumed is that INSUREDS may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated.

OTHER CHARGES. Two other miscellaneous charges are occasionally incurred: a withdrawal charge and a transfer charge. The withdrawal charge is incurred when the OWNER of the POLICY requests a withdrawal from the POLICY VALUE; the charge is deducted from the withdrawn amount and the balance is paid to the OWNER. Withdrawals may be made any time after the first policy year, but only one withdrawal may be made per year. The withdrawal charge is equal to the greater of (1) a minimum withdrawal charge or processing fee (currently limited voluntarily to $10), or (2) at times when the SURRENDER CHARGE is greater than zero, an amount equal to the amount withdrawn multiplied by the percent of withdrawal charge (currently limited voluntarily to 3%, during the first ten POLICY years only). The amount, if any, by which the withdrawal charge exceeds the processing fee first reduces any remaining CDSC; any further excess next reduces any remaining CDAC; and any remaining excess will be waived. The withdrawal charge is guaranteed not to exceed the greater of $25 or 5% of the withdrawn amount at times when the SURRENDER CHARGE is greater than zero and is guaranteed not to exceed $25 at all other times.

The transfer charge is incurred when the OWNER requests that funds be transferred from one SUBACCOUNT or the GENERAL ACCOUNT to another SUBACCOUNT or the GENERAL ACCOUNT. The transfer charge is $10, and is deducted from the amount transferred; however, the transfer charge is currently being waived for all transfers. The maximum number of transfers allowed between SUBACCOUNTs in a policy year is twelve.


No charges are currently made from the SEPARATE ACCOUNT for federal or state income taxes. Should Lincoln Life determine that such taxes may be imposed, the company may make deductions from the POLICY to pay those taxes. (See Federal tax matters, pages 20-23).


REDUCTION OF CHARGES

The percent of premium charge, SURRENDER CHARGE, and the monthly charge set forth in this prospectus may be reduced because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with sales to Lincoln Life policyholders, or sales to employees of Lincoln Life. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the differences in expected death claims as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policyowners and owners of all other policies funded by the SEPARATE ACCOUNT.

EXCHANGE OF LINCOLN LIFE
UNIVERSAL LIFE POLICIES

Existing Lincoln Life Universal Life policies may currently be exchanged for a policy described in this prospectus. Because Lincoln Life's expenses are reduced in such exchanges, as a current practice the percent of premium charge will be waived on the amount of POLICY VALUE exchanged. In addition, as a current practice the CONTINGENT DEFERRED SALES CHARGE and the CONTINGENT DEFERRED ADMINISTRATIVE CHARGE will be reduced to 25% of the normal charges for the SPECIFIED AMOUNT transferred and further reduced by the amount of any SURRENDER CHARGE collected on the surrendered policy. All additional premiums will be subject to the percent of premium charge and any increase in SPECIFIED AMOUNT will be subject to additional SURRENDER CHARGES. Existing Lincoln Life Variable Life policies may not be exchanged unless or until Lincoln Life receives special exemptive relief from the Securities and Exchange Commission to honor such exchange requests.

TERM CONVERSION CREDITS

Lincoln Life currently has a term conversion program which gives premium credits to the POLICY if the OWNER is converting from a term insurance policy. Term insurance policies issued by Lincoln Life or by most other life insurance companies may be converted to the POLICY under this program and receive term conversion credits. Except for guaranteed term conversion privileges provided under some Lincoln Life term insurance policies or otherwise provided by special agreement, all term insurance policy conversions are subject to evidence of insurability satisfactory to Lincoln Life. All conversion credits are deposited in the POLICY without the percent of premium charge. The amount of the term conversion credits and the requirements for qualification for those credits is subject to change by Lincoln Life, but such changes will not be unfairly discriminatory against any person, including the affected policyowners and owners of all other policies funded by the SEPARATE ACCOUNT.

POLICY BENEFITS
DEATH BENEFIT AND DEATH BENEFIT TYPES


As long as the POLICY remains in force (see Policy lapse and reinstatement, page
16), Lincoln Life will, upon proof of the INSURED'S death, pay the death benefit PROCEEDS of the POLICY to the named BENEFICIARY in accordance with the designated death benefit type. The PROCEEDS may be paid in cash or under one or more of the payment options set forth in the POLICY. (See Proceeds and payment options, page 17.) The death benefit PROCEEDS payable under the designated death benefit type will be increased by any unearned loan interest, and will be reduced by any outstanding loan and any due and unpaid charges. (See Policy lapse and reinstatement, page 16.) These PROCEEDS will be further increased by any additional insurance on the INSURED provided by rider.



The POLICY offers two death benefit types: Type 1, basic coverage, and Type 2, basic plus POLICY VALUE coverage. Generally, the OWNER designates the death benefit type in the application. The OWNER may change the death benefit type at any time. (See Policy changes, page 13.)


TYPE 1. The death benefit is the greater of the SPECIFIED AMOUNT of the POLICY or a specified percentage of the POLICY VALUE on or prior to the date of death. The specified percentage at anytime is based on the ATTAINED AGE of the INSURED as of the beginning of the policy year.

TYPE 2. The death benefit is equal to the greater of the SPECIFIED AMOUNT plus the POLICY VALUE of the POLICY or a specified percentage of the POLICY value on or prior to the date of death. The specified percentage at any time is based on the ATTAINED AGE of the INSURED as of the beginning of the POLICY year.

Under a Type 1 basic coverage, the net amount at risk decreases as the POLICY VALUE increases. (The net amount at risk is equal to the death benefit less the POLICY VALUE.) Under a Type 2 basic plus POLICY VALUE coverage, the net amount at risk remains constant, so the COST OF INSURANCE deduction will be relatively higher on a Type 2 basic plus POLICY VALUE coverage than on a Type 1 basic coverage. As a result, POLICY VALUES under a Type 1 basic coverage tend to increase faster than under a Type 2 basic plus POLICY VALUE coverage, assuming favorable investment performance. Because of this, policyowners that are more interested in achieving higher POLICY VALUES more quickly (assuming favorable investment experience) would be more likely to select a Type 1 basic coverage. In contrast, the death benefit under Type 2 will increase or decrease as the POLICY VALUE increases or decreases. Consequently, policyowners who are more interested in increasing total death benefits (assuming favorable investment experience) would be more likely to select a Type 2 basic plus POLICY VALUE coverage.

* The specified percentages are shown in the table below:

ATTAINED   SPECIFIED  ATTAINED   SPECIFIED  ATTAINED   SPECIFIED
AGE        PERCENTAGE AGE        PERCENTAGE AGE        PERCENTAGE
----------------------------------------------------------------
40 OR
YOUNGER    250%       59         134%       91         104%
41         243        60         130        92         103
42         236        61         128        93         102
43         229        62         126        94         101
44         222        63         124        95 OR      100
45         215        64         122        OLDER
46         209        65         120
47         203        66         119
48         197        67         118
49         191        68         117
50         185        69         116
51         178        70         115

ATTAINED   SPECIFIED  ATTAINED   SPECIFIED  ATTAINED   SPECIFIED
AGE        PERCENTAGE AGE        PERCENTAGE AGE        PERCENTAGE
----------------------------------------------------------------
52         171        71         113
53         164        72         111
54         157        73         109
55         150        74         107
56         146        75         105
57         142        THROUGH
58         138        90

EXAMPLES. For both examples, assume that the INSURED is under the age of 40 and that there is no outstanding policy loan.

Under Type 1, a POLICY with a SPECIFIED AMOUNT of $250,000 will generally pay $250,000 in life insurance death benefits. However, because life insurance death benefits cannot be less than 250% (the applicable specified percentage) of POLICY VALUE, any time the POLICY VALUE of this policy exceeds $100,000, the life insurance death benefit will exceed the $250,000 SPECIFIED AMOUNT. If the POLICY VALUE equals or exceeds $100,000, each additional dollar added to the POLICY VALUE will increase the life insurance death benefit by $2.50. Thus, for a POLICY with a SPECIFIED AMOUNT of $250,000 and a POLICY VALUE of $200,000, the BENEFICIARY will be entitled to a life insurance death benefit of $500,000 (250% X $200,000); a POLICY VALUE of $300,000 will yield a life insurance death benefit of $750,000 (250% X $300,000); a POLICY VALUE of $500,000 will yield a life insurance death benefit of $1,250,000 (250% X $500,000). Similarly, so long as POLICY VALUE exceeds $100,000, each dollar taken out of POLICY VALUE will reduce the life insurance death benefit by $2.50. If at any time the POLICY VALUE multiplied by the specified percentage is less than the specified amount, the life insurance death benefit will equal the SPECIFIED AMOUNT of the POLICY.

Under Type 2, a POLICY with a SPECIFIED AMOUNT of $250,000 will generally pay life insurance death benefits of $250,000 plus POLICY VALUE. Thus, for example, a POLICY with a SPECIFIED AMOUNT of $250,000 and POLICY VALUE of $50,000 will yield a life insurance death benefit equal to $300,000 ($250,000 + $50,000); a POLICY VALUE of $100,000 will yield a life insurance death benefit of $350,000 ($250,000 + $100,000). The life insurance death benefit cannot, however, be less than 250% (the applicable specified percentage) of POLICY VALUE. As a result, if the POLICY VALUE of the POLICY exceeds $166,667, the life insurance death benefit will be greater than the SPECIFIED AMOUNT plus POLICY VALUE. Each additional dollar added to POLICY VALUE above $166,667 will increase the life insurance death benefit by $2.50. A POLICY with a POLICY VALUE of $200,000 will therefore have a life insurance death benefit of $500,000 (250% X $200,000); a POLICY VALUE of $500,000 will yield a life insurance death benefit of $1,250,000 (250% X $500,000); a POLICY VALUE of $1,000,000 will yield a life insurance death benefit of $2,500,000 (250% X $1,000,000).

Similarly, any time POLICY VALUE exceeds $166,667, each dollar withdrawn from POLICY VALUE will reduce the life insurance death benefit by $2.50. If at any time, however, POLICY VALUE multiplied by the specified percentage is less than the SPECIFIED AMOUNT plus POLICY VALUE, then the life insurance death benefit will be the SPECIFIED AMOUNT plus POLICY VALUE.

The above examples describe scenarios which include favorable investment performance. In addition, the applicable percentage of 250% that is used is for ages 40 or younger. Because the applicable percentage decreases as the ATTAINED AGE increases, the impact of the applicable percentage on the death benefit payment levels will be lessened as the ATTAINED AGE progresses beyond age 40.

DEATH BENEFIT GUARANTEE

Lincoln Life expects payment of the required DEATH BENEFIT GUARANTEE monthly premiums will be sufficient, when combined with NET INVESTMENT RESULTS, to pay for all charges to the POLICY during the first three policy years, and thereby provide life insurance protection on the INSURED for that period. In some situations, however, the combination of poor NET INVESTMENT RESULTS and monthly deductions could result in the NET CASH SURRENDER VALUE being reduced to zero. In such situations, Lincoln Life will continue the POLICY in force for the first three policy years, provided the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM requirement continues to be met. Lincoln Life makes no charge for this additional benefit.

POLICY CHANGES

CHANGE IN TYPE OF DEATH BENEFIT. The OWNER may also change the type of death benefit coverage from Type 1 to Type 2 or from Type 2 to Type 1. The request for such a change must be made in writing on a form suitable to Lincoln Life. The change will be effective on the first MONTHLY ANNIVERSARY DAY on or next following the day Lincoln Life receives the request. No change in the type of death benefit will be allowed if the resulting SPECIFIED AMOUNT would be less than the minimum SPECIFIED AMOUNT of $50,000.

If the change is from Type 1 to Type 2, the INSURED'S SPECIFIED AMOUNT after such change will be equal to the INSURED's SPECIFIED AMOUNT prior to such change minus the POLICY value on the date of change.

If the change is from Type 2 to Type 1, the INSURED'S SPECIFIED AMOUNT after such change will be equal to the INSURED's SPECIFIED AMOUNT prior to such change plus the POLICY VALUE on the date of change.

CHANGES IN AMOUNT OF INSURANCE COVERAGE. In addition to the above changes, the OWNER may request to increase or decrease the SPECIFIED AMOUNT at any time. The request for such a change must be from the OWNER and in writing on a form suitable to Lincoln Life. Any decrease will become effective on the first MONTHLY ANNIVERSARY DAY on or next following the day the request is received by Lincoln Life. Any such decrease will reduce insurance first against insurance provided by the most recent increase, next against the next most recent increases successively, and finally against insurance provided under the original application. The SPECIFIED AMOUNT after any requested decrease may not be less than $50,000. Any request for an increase must be applied for on a supplemental application. Such increase will be subject to evidence of insurability satisfactory to Lincoln Life and to its issue rules and limits at the time of increase. Furthermore, such increase will not be allowed unless the NET CASH SURRENDER VALUE is sufficient to cover the next monthly deductions and the SURRENDER CHARGE for the increase. Any increase will become effective on the first MONTHLY ANNIVERSARY DAY on or next following the day the application for increase is approved.

POLICY VALUE

The POLICY provides for the accumulation of POLICY VALUE, which is calculated as often as the assets of the SEPARATE ACCOUNT are valued. The POLICY VALUE will vary with the investment performance of the GENERAL ACCOUNT and of the SEPARATE ACCOUNT, as well as other factors. In particular, POLICY VALUE also depends on any premiums received, any POLICY loans, and any charges and deductions assessed the POLICY. The POLICY has no guaranteed minimum POLICY VALUE or NET CASH SURRENDER VALUE.

On the POLICY date, the POLICY VALUE will be the initial net premium, minus the sum of the following:

  a.  The monthly charge;

  b.  The COST OF INSURANCE for the first month;

  c.  Any charges for extra benefits.

On each MONTHLY ANNIVERSARY DAY, the POLICY VALUE is equal to the sum of the following:

  a.  The POLICY VALUE on the preceding day;

  b. Any increase due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  c. Interest at not less than the GENERAL ACCOUNT guaranteed interest rate shown on the policy schedule on amounts allocated to the GENERAL ACCOUNT;

  d. Interest at not less than the rate shown on the policy schedule on any outstanding loan amount;

  e.  Any net premiums received since the preceding day.

Minus the sum of the following:

  f. Any decrease due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  g.  Any withdrawals;

  h. Any amount charged against the INVESTMENT AMOUNT for federal or other governmental income taxes;

  i.  All partial SURRENDER CHARGES deducted since the preceding day;

  j.  The monthly charge;

  k.  The COST OF INSURANCE for the following month;

  l.  Any charges for extra benefits.

On any day other than a MONTHLY ANNIVERSARY DAY, the POLICY VALUE is equal to the sum of the following:

  a.  The POLICY VALUE on the preceding day;

  b. Any increase due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  c. Interest at not less than the GENERAL ACCOUNT guaranteed interest rate shown on the policy schedule on amounts allocated to the GENERAL ACCOUNT;

  d. Interest at not less than the rate shown on the policy schedule on any outstanding loan amount;

  e.  Any net premiums received since the preceding day.

Minus the sum of the following:

  f. Any decrease due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  g.  Any withdrawals; and

  h. Any amount charged against the INVESTMENT AMOUNT for federal or other governmental income taxes.


The charges and deductions described above are further discussed in Charges and deductions, page 8.



NET INVESTMENT RESULTS. The NET INVESTMENT RESULTS are the changes in the unit values of the subaccounts from the previous valuation day to the current day. The NET INVESTMENT RESULTS are equal to the per unit change in the market value of each FUND'S or SERIES' assets, reduced by the per unit share of the asset management charge, any miscellaneous expenses incurred by the FUND or SERIES, and the mortality and expense risk charge for the period, and increased by the per unit share of any dividends credited to the subaccount by the FUND or SERIES during the period.


The value of the assets in the FUNDS or SERIES will be taken at their fair market value in accordance with accepted accounting practices and applicable laws and regulations.

TRANSFER BETWEEN SUBACCOUNTS

Any time after the RECORD DATE, the OWNER may request to transfer an amount from one SUBACCOUNT to another. The request to transfer funds must be in writing on a form suitable to Lincoln Life; transfers may be made by telephone request only if the owner has previously authorized telephone transfers in writing on a form suitable to Lincoln Life. Lincoln Life will follow reasonable procedures to determine that the telephone requester is authorized to request such transfers, including requiring certain identifying information contained in the written authorization. If such procedures are followed, Lincoln Life will not be liable for any loss arising from any telephone transfer. Transfers will take effect on the date that the request is received at the Home Office at Lincoln Life. A transfer charge of $10 is made for each transfer and is deducted from the amount transferred; however, the transfer charge is currently being waived for all transfers. The minimum amount which may be transferred between SUBACCOUNTS is $100. The maximum number of transfers allowed in a policy year is twelve.

TRANSFER TO AND FROM THE GENERAL ACCOUNT

Any time after the RECORD DATE, the OWNER may also request to transfer amounts from the SEPARATE ACCOUNT to the GENERAL ACCOUNT. However, transfers from the GENERAL ACCOUNT to the SEPARATE ACCOUNT are subject to some restrictions. A maximum of 20% of the unloaned POLICY VALUE in the GENERAL ACCOUNT may be transferred to the SEPARATE ACCOUNT in any period of 12 consecutive months. However, as a current practice, the 20% maximum transfer limitation does not apply for the first 6 policy months. There is no minimum transfer amount; however, if the unloaned amount in the GENERAL ACCOUNT is $500 or less, the OWNER may transfer the entire unloaned amount out of the GENERAL ACCOUNT. A transfer charge of $10 is made for each transfer and may be deducted from the amount transferred; however, the transfer charge is currently being waived for all transfers.

LOANS


At any time while the POLICY is in force the OWNER may make written request for a loan against the POLICY. A written loan agreement will be executed between the OWNER and Lincoln Life. The POLICY will be the sole security for the loan, and the POLICY must be assigned to Lincoln Life as part of the loan agreement. Ordinarily, the loan will be processed within seven days from the date the request for a loan is received at the Home Office of Lincoln Life. Payments may be postponed under certain circumstances. (See Postponement of payments, page 18.)



A loan taken from, or secured by, a POLICY may have federal income tax consequences. In particular, adverse tax consequences may occur if the policy lapses with outstanding loans. (See Federal tax matters, pages 20-23.)



LOAN AMOUNT. The amount of all outstanding loans with interest may not exceed the POLICY VALUE less SURRENDER CHARGE as of the date of the POLICY loan. If at any time the total of policy loans plus loan interest equals or exceeds the POLICY VALUE less SURRENDER CHARGE, notice will be sent to the last known address of the OWNER, and any assignee of record, and the POLICY will enter into the grace period. If sufficient payment is not received within 61 days after notice is mailed, the POLICY will lapse and terminate without value. (See Policy lapse and reinstatement, page 16.)


LOAN INTEREST. Interest on any loan will be payable annually in advance at an annual rate of 6.0%, which is 6.38% effective annual rate of interest. Any interest not paid when due will be added to the loan amount and will bear interest at the same policy loan rate.

DEDUCTION OF LOAN AND LOAN INTEREST. Ordinarily the amount of any loan or unpaid loan interest will be deducted from the GENERAL ACCOUNT and the SUBACCOUNTS in proportion to the value in each. The deduction may be made by some other method if the OWNER requests, and if such method is acceptable to Lincoln Life. Amounts deducted from the SEPARATE ACCOUNT will be transferred to the Lincoln Life GENERAL ACCOUNT, where they will earn interest at an annual rate of not less than 4.0%; currently, loaned amounts earn interest at an annual rate of 5.05%. The amount will remain a part of the POLICY VALUE, but will not be increased or decreased by investment results in the SEPARATE ACCOUNT. Therefore, the POLICY VALUE could be more or less than what it would have been if the policy loan had not been made, depending on the investment results in the SEPARATE ACCOUNT compared to the interest credited to the assets transferred to the GENERAL ACCOUNT to secure the loan. In this way, a loan may have a permanent effect upon both the POLICY VALUE and the death benefit and may increase or decrease the potential for policy lapse. In addition, outstanding policy loans reduce the death benefit.

LOAN REPAYMENTS. Loan repayments will ordinarily be allocated to the GENERAL ACCOUNT and the SUBACCOUNTS in accord with the most recent premium allocation. They may be allocated by some other method if the OWNER requests it, and if such method is acceptable to Lincoln Life. Any loan not repaid at the time of surrender of the POLICY, maturity, or death of the INSURED will be deducted from the amount otherwise payable.

WITHDRAWALS

Any time after the first policy year, and during the lifetime of the INSURED, a cash withdrawal may be made from the POLICY VALUE. The amount and timing of the withdrawal is subject to certain limitations. The minimum withdrawal is $500 and only one withdrawal may be made during a policy year. During any year in which the SURRENDER CHARGE is greater than zero, the amount of the withdrawal may not be more than 20% of the NET CASH SURRENDER VALUE (except that Lincoln Life has the current practice of waiving the 20% limitation after the tenth POLICY year). During any year in which the SURRENDER CHARGE is equal to zero, the amount of the withdrawal may not be more than the NET CASH SURRENDER VALUE. As a current practice, the withdrawal charge is equal to 3% of the withdrawn amount during the first 10 policy years, and is equal to $10 at all other times. This charge is guaranteed not to exceed the greater of $25 or 5% of the withdrawn amount at times when the SURRENDER CHARGE is greater than zero and is guaranteed not to exceed $25 at all other times. The OWNER should be aware that withdrawals may result in the OWNER incurring a tax liability. (See Federal tax matters, pages 20-23.)


DEDUCTION OF WITHDRAWAL. When a withdrawal is made, the POLICY VALUE will be reduced by the amount of the withdrawal. The amount will be deducted from the GENERAL ACCOUNT and the SUBACCOUNTS in proportion to the values in the GENERAL ACCOUNT and the SUBACCOUNTS. The deduction may be made by some other method if the OWNER requests it, and if such method is acceptable to Lincoln Life.


EFFECT OF WITHDRAWALS ON DEATH BENEFIT AND COST OF INSURANCE. A withdrawal may affect the death benefit amount in one of several ways. First, if the death benefit type is Type 1, the SPECIFIED AMOUNT will automatically be reduced by the amount of the withdrawal, and thus will lower the death benefit by the same amount. If the death benefit is Type 2, this reduction in the SPECIFIED AMOUNT does not occur, but the death benefit is lowered by the amount the POLICY VALUE is decreased by the withdrawal. In addition, since the death benefit is required to be at least equal to the specified percentage multiplied times the POLICY VALUE, a reduction in the POLICY VALUE will sometimes result in a reduction in the death benefit equal to the specified percentage times the reduction in POLICY VALUE. (See Death benefit and death benefit types, page 12.) In such cases, where the death benefit is reduced by an amount greater than the withdrawal, the subsequent COST OF INSURANCE will be reduced (under either type of death benefit) to reflect the excess reduction in death benefit.


No withdrawal will be allowed if the resulting INSURED'S SPECIFIED AMOUNT would be less than $50,000. The request for withdrawal must be in writing on a form suitable to Lincoln Life.


Ordinarily, withdrawals will be processed within seven days from the date the request for a withdrawal is received at the Home Office of Lincoln Life. Payment of the withdrawal amount may be postponed under certain circumstances. (See Postponement of payments, page 18.)


POLICY LAPSE AND REINSTATEMENT


During the first three policy years, insurance coverage under the POLICY will be continued in force as long as the total premiums paid (minus any partial withdrawals and minus any outstanding loans) equals or exceeds the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM times the number of months since the POLICY DATE, including the current month. Unless coverage is being continued under the DEATH BENEFIT GUARANTEE (see Death benefit guarantee, page 13) lapse will occur when the POLICY VALUE less SURRENDER CHARGES and less outstanding loans is insufficient to cover the monthly deductions and the grace period expires without a sufficient payment. Insurance coverage will continue during the grace period, but the POLICY will be deemed to have no POLICY VALUE for purposes of policy loans and surrenders. Regardless of premium payments or current NET CASH SURRENDER VALUE, coverage will never be continued beyond the MATURITY DATE of the POLICY.


A grace period of 61 days will begin on the date Lincoln Life sends a notice of any shortfall to the last known address of the OWNER or any assignee. The OWNER must, during the grace period, make a payment sufficient to cover the monthly deductions and any other charges due under the POLICY until the end of the grace period. Failure to make a sufficient payment during the grace period will cause the POLICY to lapse. If lapse occurs during the first two policy years, any excess sales charge will be returned to the OWNER. If the INSURED dies during the grace period, regardless of the cause of the grace period, any due and unpaid monthly deductions will be deducted from the death benefit.

A lapsed policy may be reinstated at any time within five years after the date of lapse and before the MATURITY DATE by submitting evidence of insurability satisfactory to Lincoln Life and a premium sufficient to keep the POLICY in force for two months. The effective date of a reinstatement will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for reinstatement is approved.

SURRENDER OF THE POLICY

The OWNER may surrender the POLICY at any time during the lifetime of the insured and receive the NET CASH SURRENDER VALUE. The NET CASH SURRENDER VALUE is equal to the POLICY VALUE minus any SURRENDER CHARGE, minus any outstanding loan and plus any unearned loan interest. If surrender occurs during the first two policy years, any excess sales charge will be returned to the OWNER. The request must be made in writing on a form suitable to Lincoln Life. The request will be effective the date the request is received in the Home Office of Lincoln Life, or at a later date if so requested by the OWNER. Ordinarily, the surrender will be processed within seven days from the date the request for surrender is received at the Home Office of Lincoln Life. The surrender of the POLICY may have tax consequences.

PROCEEDS AND PAYMENT OPTIONS

PROCEEDS. The amount payable under the POLICY on the MATURITY DATE, on the surrender of the POLICY, or upon the death of any INSURED person is called the PROCEEDS of the POLICY.

The PROCEEDS to be paid on the death of the INSURED will be the death benefit minus any outstanding policy loan, and plus any unearned loan interest. The PROCEEDS to be paid on the surrender of the POLICY or on the MATURITY DATE will be the NET CASH SURRENDER VALUE.

Any amount to be paid at the death of the INSURED or any other termination of this POLICY will be paid in one sum unless otherwise provided. Interest will be paid on this amount from date of death or maturity to date of payment at a specified rate, not less than that required by law. All or part of the sum of this amount and such interest credited to date of payment will be applied to any payment option.

To the extent allowed by law, PROCEEDS are not to be subject to any claims of a BENEFICIARY'S creditors.

PAYMENT OPTIONS. Upon written request, all or part of the PROCEEDS and interest credited thereon may be applied to any payment option available from Lincoln Life at the time payment is to be made. Under certain conditions, payment options will only be available with the consent of Lincoln Life. Such conditions will exist if the PROCEEDS to be settled under any option are $2,500 or less, or if any installment or interest payment is $25 or less. In addition, if any payee is a corporation, partnership, association, trustee, or assignee, approval by Lincoln Life is needed before any PROCEEDS can be applied to a payment option.

The OWNER may elect any payment option while the INSURED is alive and may change that election if that right has been reserved. When the PROCEEDS become payable to a BENEFICIARY, the BENEFICIARY may elect any payment option if the PROCEEDS are available to the BENEFICIARY in one sum.

The OPTION DATE is any date the POLICY terminates under the termination provision.


Any PROCEEDS payable under the POLICY may also be settled under any other method of settlement offered by Lincoln Life on the OPTION DATE. Additional interest as determined by Lincoln Life may be paid or credited from time to time in addition to the payments guaranteed under a payment option. The payment option elected, as well as the time the election is made, may have tax consequences.


When PROCEEDS become payable under a payment option, a payment contract will be issued to the payee in exchange for the POLICY. Such payment contract may not be assigned. Any change in payment option may be made only if it is provided for in the payment contract. Under some of the payment options, PROCEEDS may be withdrawn under such payment option if provided for in the payment contract. The amount to be withdrawn varies by the payment option.

GENERAL PROVISIONS

THE CONTRACT

The entire contract consists of the POLICY plus the application and any supplemental application, plus any riders, plus any amendments. The POLICY is issued in consideration of the application and payment of the initial premium. Only statements in the application and any supplemental applications can be used to contest the validity of the POLICY or defend a claim. These statements are, in the absence of fraud, considered representations and not warranties. A change in the POLICY will be binding on Lincoln Life only if the change is in writing and the change is made by the President, Vice President, Secretary, or Assistant Secretary of Lincoln Life.

The POLICY is non-participating; it will not share in the profit or surplus earnings of Lincoln Life.

SUICIDE

If the INSURED commits suicide, while sane or insane, within two years from the POLICY DATE, the total liability of Lincoln Life under the POLICY will be the premiums paid, minus any policy loan, plus any unearned loan interest, minus any prior withdrawals, and minus the cost of any riders.

If the INSURED commits suicide, while sane or insane, within two years from the effective date of any increase in insurance, our total liability with respect to such increase will be its COST OF INSURANCE and monthly charges.

If the INSURED commits suicide, while sane or insane, within two years from the effective date of any reinstatement, our total liability with respect to such reinstatement will be the premiums paid since the effective date of the reinstatement, minus any policy loan, plus any loan interest, minus any prior withdrawals, and minus the cost of any riders.

REPRESENTATIONS AND CONTESTABILITY

All statements made in an application by, or on behalf of, the INSURED will, in the absence of fraud, be deemed representations and not warranties. Statements may be used to contest a claim or validity of the POLICY only if these statements are contained in the application for issue, reissue, or reinstatement, or in any supplemental application, and a copy of that application or supplemental application is attached to the POLICY. The POLICY will not be contestable after it has been in force for two years during the lifetime of the INSURED. Also, any increase in coverage or any reinstatement will not be contestable after that increase or reinstatement has been in force two years from its effective date during the lifetime of the INSURED. Any contest will then be based only on the application for the increase or reinstatement and will be subject to the same conditions as for contest of the POLICY.

INCORRECT AGE OR SEX

If there is an error in the age or sex of the INSURED, the excess of the death benefit over the POLICY VALUE will be adjusted to that which would be purchased by the most recent COST OF INSURANCE at the correct age and sex. The resulting death benefit will not be less than the percentage of the POLICY VALUE required by the death benefit provision at the INSURED's correct age.

CHANGE OF OWNER OR BENEFICIARY

The OWNER of the POLICY is the OWNER identified in the application, or a successor. All rights of the OWNER belong to the OWNER while the INSURED is alive. The rights pass to the estate of the OWNER if the OWNER dies before the INSURED. The OWNER may transfer all ownership rights and privileges to a new OWNER. The request must be in writing on a form suitable to Lincoln Life. The change will be effective the day that the request is received in the Home Office of Lincoln Life. Lincoln Life will not be responsible for any payment or other action taken before having recorded the transfer. A change of ownership will not, in and of itself, affect the interest of any BENEFICIARY. A change of ownership may have tax consequences.

The BENEFICIARY is identified in the application for the POLICY, and will receive the PROCEEDS when the INSURED dies. The BENEFICIARY may be changed by the OWNER while the INSURED is alive, and provided that any prior designation does not prohibit such a change. A change will revoke any prior designation of the BENEFICIARY. The request to change BENEFICIARY must be in writing on a form suitable to Lincoln Life. Lincoln Life reserves the right to require the POLICY for endorsement of the change of BENEFICIARY designation.

If not otherwise provided, the interest of any BENEFICIARY who dies before the INSURED will pass to any other Beneficiaries according to their interest. Furthermore, if no BENEFICIARY survives the INSURED, the PROCEEDS will be paid in one sum to the OWNER, if living. If the OWNER is not living, the PROCEEDS will be paid to the OWNER's estate.

ASSIGNMENT

Any assignment of the POLICY will not be binding on Lincoln Life unless it is in writing on a form suitable to Lincoln Life and is received at the Home Office. Lincoln Life will not be responsible for the validity of any assignment, and reserves the right to require the POLICY for endorsement of any assignment. An assignment of the POLICY may have tax consequences.

REPORTS AND RECORDS

Lincoln Life will maintain all records relating to the SEPARATE ACCOUNT. Lincoln Life will mail to the OWNER at least once each year a report, without charge, which will show the current POLICY VALUE, the current NET CASH SURRENDER VALUE, the current death benefit, any current policy loans, any premiums paid, any COST OF INSURANCE charges deducted, and any withdrawals made. The report will also include any other data that may be required where the contract is delivered.

In addition, Lincoln Life will provide to policyowners semiannually, or otherwise as may be required by regulations under the Investment Company Act of 1940, a report containing information about the operations of the FUNDS and SERIES.

Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the SEPARATE ACCOUNT.

PROJECTION OF BENEFITS AND VALUES

At the OWNER's request, Lincoln Life will provide a report to the OWNER which shows projected future results. The request must be in writing on a form suitable to Lincoln Life. The report will be comparable in format to those shown in Appendix D and will be based on assumptions in regard to the death benefit as may be specified by the OWNER, planned premium payments as may be specified by the OWNER, and such other assumptions as are necessary and specified either by the OWNER or Lincoln Life. A reasonable fee may be charged for this projection.

POSTPONEMENT OF PAYMENTS

Payments of any amount payable on surrender, loan, or benefits payable at death or maturity may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (ii) the Commission by order permits postponement for the protection of OWNERs; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practical or it is not reasonably practical to determine the value of the SEPARATE ACCOUNT's net assets. Transfers may also be postponed under such circumstances.

Requests for surrenders or policy loans of POLICY VALUES representing premiums paid by check may be delayed until such time as the check has cleared the OWNER's bank.

RIDERS

The availability of the riders listed below is subject to approval by the State Insurance Department of the State in which the POLICY is issued, and is also subject to the current underwriting and issue procedures in place at the time of the application. The underwriting and issue procedures are subject to change without notice.

TERM RIDER FOR COVERED INSURED. The spouse and/or children of the Primary Insured may be added as an other INSURED on the base plan. Likewise, other individuals can be added as an Other Insured. The Term Rider for Covered Insured is a term rider available for issue ages 0 to 80 and the COST OF INSURANCE is deducted monthly for this benefit. Up to three such riders may be added to a base policy. The maximum amount which may be issued on any rider equals the amount of coverage on the POLICY multiplied times 19. The minimum amount is $25,000 for each Other Insured.

CHILDREN'S TERM RIDER. The Children's Term Rider is a term rider available for children (natural, adopted, or stepchild) of the Primary Insured. Children 15 days to age 24 inclusive are covered. The rider is available in units of $1,000 with a minimum of $2,000 and a maximum of $20,000 per any one family. The COST OF INSURANCE for this rider is deducted monthly.

GUARANTEED INSURABILITY RIDER. This rider is available for issue ages 0 to 40 and it is available for the Primary Insured, and/or those covered under the Term Rider for Covered Insured. This rider allows the Covered Insured to purchase, without evidence of insurability, additional insurance on the option dates, or alternate option dates. It can be purchased in units of $1,000, with a minimum amount of $10,000 and a maximum amount of $100,000 or the SPECIFIED AMOUNT, if less. Total amount of options exercised may not exceed five times the option amount. There are eight regular option dates, beginning at age 25, every three years thereafter, and the last option is at age 46. An alternate OPTION DATE will occur three months after marriage, birth of a child, or adoption of a child. Exercising an alternate OPTION DATE reduces the next regular OPTION DATE. This rider is not available for substandard risks. The COST OF INSURANCE for this rider is deducted monthly from the POLICY VALUE.

ACCIDENTAL DEATH BENEFIT RIDER. This rider is available for the Primary Insured, and/or those covered under the Term Rider for Covered Insured. The Accidental Death Benefit Rider provides an additional life insurance benefit in the case of accidental death. It is available for ages 5 through 69. The minimum amount which can be purchased is $10,000 and the maximum amount is two times the SPECIFIED AMOUNT on the Covered Insured, not to exceed a total of $350,000 in all policies, in all companies, for that INSURED. The COST OF INSURANCE for this rider is deducted monthly from the POLICY VALUE.

WAIVER OF COST OF INSURANCE RIDER. This rider is available for ages 5 through
64. It waives the total COST OF INSURANCE for the POLICY, the monthly charge, and the cost of any additional benefit riders, after the Primary Insured has been totally disabled for six consecutive months and the claim for total disability has been approved. The COST OF INSURANCE for this rider is deducted monthly from the POLICY VALUE.

DISABILITY BENEFIT PAYMENT RIDER. This rider is available for ages 5 through 64. If the Covered Insured (Primary Insured or Other Insureds) under this rider has been totally disabled for six consecutive months, and the claim for total disability has been approved, a disability benefit amount will be paid as a premium to the POLICY. The minimum benefit which can be selected is $50 per month. The maximum is two times the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM. The COST OF INSURANCE for this rider is deducted monthly from the POLICY VALUE.

CONVALESCENT CARE BENEFIT RIDER. This rider may be available in several forms which differ by the amount and duration of benefit payments and also by the conditions required to receive benefit payments. The rider is available for the Primary Insured only and its availability may stipulate certain minimum or maximum POLICY SPECIFIED AMOUNTS. The rider provides benefit payments when the health of the INSURED is such that covered convalescent care services are necessary. The COST OF INSURANCE for this rider is deducted monthly from the POLICY value.

CONTINGENT OPTION RIDER. The Contingent Option Rider is a guaranteed insurability rider that gives the OWNER the right to purchase an additional policy without evidence of insurability upon the death of the designated person (the Option Life). Available to issue ages 0 through 80. The COST OF INSURANCE for this rider is based on the Contingent Option Amount and is deducted monthly from the POLICY VALUE.

RETIREMENT OPTION RIDER. The Retirement Option Rider is a guaranteed insurability rider that gives the OWNER the right to purchase an additional POLICY without evidence of insurability within 60 days after a specific date (the OPTION DATE). The OPTION DATE, determined at the issue of the rider, may be the OWNER'S anticipated retirement date or some other date after which additional insurance may be needed. Available to issue ages 0 through 70. The COST OF INSURANCE for this rider is based on the retirement option amount and is deducted monthly from the POLICY VALUE.

ACCELERATED BENEFIT ELECTION RIDER. This rider is available to issue ages 0 through 80 and gives the OWNER the right to receive a portion of the death benefit prior to death if the INSURED is diagnosed as having an illness which with reasonable medical certainty will cause death within 12 months. Upon receipt of proof of loss, up to one-half of the eligible death benefit (as defined in the rider) may be advanced to the OWNER in cash as an initial accelerated benefit. A limited amount of subsequent accelerated benefit is also available to pay premiums and interest charges required on the POLICY. The amount of all advanced accelerated benefits creates an interest-bearing lien against the death benefit otherwise payable at death. There is no COST OF INSURANCE for this rider, but an administrative expense charge is payable upon application for benefits.

JOINT LIFE TERM RIDER FOR COVERED INSUREDS. This rider is available for issue ages 20 to 80. This rider provides term insurance for two, three, or four individuals and pays the Joint Life Term Death Benefit upon the death of the first to die of the Covered Insureds. The COST OF INSURANCE and monthly charges for this rider are deducted monthly from the POLICY VALUE.

LAST SURVIVOR TERM RIDER FOR COVERED INSUREDS. This rider is available for issue ages 20 to 85 if the average of the ages does not exceed 80. This rider provides term insurance for two, three, or four individuals and pays the last survivor term death benefit upon the death of the last to die of the Covered Insureds. The COST OF INSURANCE and monthly charges for this rider are deducted monthly from the POLICY VALUE. The minimum issue amount is $25,000; the maximum issue amount is equal to 19 times the SPECIFIED AMOUNT of the policy.

LAST SURVIVOR CONTINGENT OPTION INSURABILITY RIDER AND LAST SURVIVOR RETIREMENT OPTION INSURABILITY RIDER. These riders are only available if a Last Survivor Term Rider for Covered Insureds is on the POLICY. The Last Survivor Contingent Option Rider is a guaranteed insurability rider that gives the OWNER the right to purchase an additional last survivor policy without evidence of insurability upon the death of the designated person (the option life). The Last Survivor Retirement Option Insurability Rider grants a similar benefit to be exercised within 60 days of the OPTION DATE. The OPTION DATE is chosen at issue and cannot be later than age 80 of the oldest insured. Available to issue ages 20 through 70 of the oldest insured. The COST OF INSURANCE for this rider is based on the contingent option amount and is deducted monthly from the POLICY VALUE. The minimum issue amount is $100,000; the maximum issue amount is 5 times the SPECIFIED AMOUNT of the last survivor term rider to which it is attached.

DISTRIBUTION OF THE POLICY

Lincoln Life intends to offer the POLICIES in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the POLICIES, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers. The principal business address of Lincoln Life is 1300 South Clinton Street, Fort Wayne, Ind. 46802.


The POLICY will be sold by registered representatives of broker dealers (including Lincoln Life) who are licensed as Lincoln Life's life insurance agents. These representatives ordinarily receive commissions and service fees up to 60% of the first year required premium (the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM times 12), plus up to 2% of all other premiums paid, plus 0.25% of accumulated POLICY VALUES in the third POLICY year and each year thereafter. The local agency receives additional compensation on the first year required premium and all additional premiums, plus a small percentage of accumulated POLICY VALUES. In some situations, the local agency may elect to share its commission with the registered representative. Selling representatives are also eligible for bonuses and non-cash compensation if certain production levels are reached. All compensation is paid from Lincoln Life's resources, which include sales charges made under the POLICY.


FEDERAL TAX MATTERS

The following discussion is intended to provide a general description of the federal income tax considerations associated with the POLICY. It does not purport either to be complete or to cover all situations; this discussion is not intended to be taken as tax advice. Consult a qualified tax advisor for more complete information. This discussion is based upon Lincoln Life's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Federal tax laws may change without notice and as a result the taxable consequences to the INSURED, policyowner, or BENEFICIARY may be altered.

TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the Code), includes a definition of a life insurance contract for federal tax purposes. This definition can be satisfied by complying with either of two tests set forth in section 7702. Although the Secretary of the Treasury (the Treasury) is authorized to prescribe regulations interpreting the manner in which the tests under section 7702 are to be applied, such regulations have not been issued. In addition, section 7702 of the Code was amended by imposing certain modified requirements with respect to the mortality (i.e., COST OF

INSURANCE) and other expense charges that are to be used in determining compliance of the policies with section 7702. Guidance as to how these modified requirements are to be applied is extremely limited. If a POLICY were determined not to be a life insurance contract for purposes of section 7702, such policy would not provide most of the tax advantages normally provided by a life insurance policy.

With respect to a POLICY (other than a POLICY in respect of a smoker) issued on the basis of a standard rate class or a rate class involving a lower mortality risk (i.e., preferred basis), while there is some uncertainty due to the lack of regulations and the limited guidance on the modified section 7702 requirements, Lincoln Life nonetheless believes that such a POLICY should meet the section 7702 definition of a life insurance contract. With respect to a POLICY issued on a substandard basis (i.e., a rate class involving higher than standard mortality risk), a POLICY in respect of a smoker issued on a standard rate class or a rate class with a lower mortality risk, or a POLICY which has a last survivor of multiple insureds or first to die of multiple insureds feature, there is even less guidance in particular as to how the modified requirements are to be applied in determining whether such a POLICY meets the section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a POLICY would satisfy section 7702, particularly if the OWNER pays the full amount of premiums permitted under the POLICY. If it is subsequently determined that a POLICY does not satisfy section 7702, Lincoln Life will take whatever steps are appropriate and necessary to cause such a POLICY to comply with section 7702, including possibly refunding any premiums paid that exceed the limitations allowable under section 7702 (together with interest or other earnings on any premiums refunded as required by law). For these reasons, Lincoln Life reserves the right to modify the POLICY as necessary to qualify it as a life insurance contract under section 7702.

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the SEPARATE ACCOUNT to be "adequately diversified" in order for the POLICY to be treated as a life insurance contract for federal tax purposes. The SEPARATE ACCOUNT, through the various FUNDS or SERIES in which it invests, intends to comply with the diversification requirements prescribed in Treasury Regulations, which affect how each FUND'S or SERIES assets may be invested. Lincoln Life does not have control over the FUNDS or SERIES or their investments. Nonetheless, Lincoln Life believes that the FUNDS or SERIES will be operated in compliance with the requirements prescribed by the Treasury.


The regulations relating to diversification requirements do not provide guidance concerning the extent to which policyowners may direct their investments to the SUBACCOUNTs of a SEPARATE ACCOUNT. When additional guidance is provided, the POLICY may need to be modified to comply with such guidance. As of the date of this prospectus, the Treasury Department has issued no guidelines on this subject, although it has indicated informally that guidelines could limit the number of underlying funds or the frequency of transfers among those funds. Such guidelines may apply prospectively only, although retroactive effect is possible if the guidelines are considered not to embody a new position. For these reasons, Lincoln Life reserves the right to modify the POLICY as necessary to prevent the OWNER from being considered the owner of the assets of the SEPARATE ACCOUNT or otherwise to qualify the POLICY for favorable tax treatment.



The following discussion assumes that the POLICY will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

1. IN GENERAL. Lincoln Life believes that the proceeds and cash value increases of a POLICY should be treated in a manner consistent with a fixed benefit life insurance POLICY for federal income tax purposes. Thus, the death benefit under the POLICY should be excludable from the gross income of the BENEFICIARY under
Section 101(a)(1) of the Code.

A change in a POLICY'S SPECIFIED AMOUNT, a change in death benefit option, the payment of premiums, the addition of additional insurance, a policy loan, a partial withdrawal, a lapse with outstanding indebtedness, exchange of a POLICY, or a surrender may have tax consequences depending upon the circumstances. In addition, federal estate and generation skipping transfer, and state and local estate inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each OWNER or BENEFICIARY. A competent tax advisor should be consulted for further information. Generally, the OWNER will not be deemed to be in constructive receipt of the cash value, including increments thereof, under the POLICY until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a POLICY depend on whether the POLICY is classified as a "Modified Endowment Contract" under section 7702A.

2. MODIFIED ENDOWMENT CONTRACTS. A POLICY may be treated as a Modified Endowment Contract depending upon the amount of premiums paid in relation to the death benefit provided under such POLICY. In addition, if a POLICY is "materially changed," it may be treated as a Modified Endowment Contract depending upon such relationship after such change. The premium limitation and material change rules for determining whether a POLICY is a Modified Endowment Contract are extremely complex. Moreover, due to the POLICY'S flexibility, classification of a POLICY as a Modified Endowment Contract will depend upon the circumstances of each POLICY. Accordingly, a prospective owner should contact a competent tax advisor before purchasing a policy to determine the circumstances in which the POLICY would be a

Modified Endowment Contract. In addition, an OWNER should contact a competent tax advisor before paying any additional premium or making any other change to, including an exchange of, a POLICY to determine whether such premium payment or change would cause the POLICY to be treated as a Modified Endowment Contract.

Lincoln Life will monitor premiums paid into each POLICY after the date of this prospectus to determine when a premium payment will exceed the 7-pay limitation and cause the POLICY to become a Modified Endowment Contract. In simplified terms, the 7-pay limitation is satisfied only if the accumulated premiums paid under a policy do not at any time during the first seven policy years exceed the sum of the equal annual premiums that would have been paid for a similar policy providing for fully funded benefits at the end of the seven year period. If the OWNER has given Lincoln Life instructions that the POLICY should not be allowed to become a Modified Endowment Contract, any premiums in excess of the 7-pay limitation will first be applied to reduce any outstanding loan on the POLICY, and any further excess will be refunded to the owner within 7 days. If the OWNER has not given Lincoln Life instructions to the contrary, however, the premium will be paid into the POLICY and a letter of notification of Modified Endowment Contract status will be sent to the OWNER. The letter of notification will include the available options, if any, for remedying the Modified Endowment Contract status of the POLICY.

3. DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules: First, all distributions, including distributions upon surrender and benefits paid at maturity, from such a POLICY are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the cash value immediately before the distribution over the investment in the POLICY (described below) at such time. Second, loans taken from, or secured by, such a POLICY are treated as distributions from such a POLICY and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a POLICY that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the OWNER's becoming disabled, or is part of a series of substantially equal periodic payments for the life of the OWNER or the joint lives of the OWNER and the OWNER'S BENEFICIARY. Fourth, the COST OF INSURANCE for certain riders which are not "qualified additional benefits" such as the Convalescent Care Rider may be treated as distributions from such a POLICY and taxed accordingly.

4. DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACTS. Distributions from a POLICY that is not classified as a Modified Endowment Contract are generally treated as first recovering the investment in the POLICY (described below) and then, only after the return of all such investment in the POLICY, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the SPECIFIED AMOUNT, a change in death benefits from Type 2 to Type 1, or any other change that reduces benefits under the POLICY in the first 15-years after the POLICY is issued and that results in a cash distribution to the owner in order for the POLICY to continue complying with the section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the POLICY) under rules prescribed in section 7702.

Loans from, or secured by, a POLICY that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the OWNER.

Upon a complete surrender or lapse of a POLICY that is not a Modified Endowment Contract, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the POLICY, the excess will generally be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from, or secured by, a POLICY that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.


5. POLICY LOAN INTEREST. Generally, interest paid on any loan under a POLICY which is owned by an individual is not deductible. In addition, interest on any loan under a POLICY owned by a taxpayer and covering the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. No amount of policy loan interest is, however, deductible if the POLICY was deemed for federal tax purposes to be a single premium life insurance contract. For interest paid or accrued after October 13, 1996, and policies issued after June 8, 1997, additional rules apply which may reduce or eliminate any interest deduction. The OWNER should consult a competent tax advisor concerning the rules and limitations.


6. INVESTMENT IN THE POLICY. Investment in the POLICY means (i) the aggregate amount of any premiums or other consideration paid for a POLICY, minus (ii) the aggregate amount received under the POLICY which is excluded from the gross income of the OWNER (except that the amount of any loan from, or secured by, a POLICY that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus, (iii) the amount of any loan from, or secured by, a POLICY that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the OWNER.

7. MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by Lincoln Life (or its affiliates) to the same OWNER during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in gross income under section 72 (e) of the Code.

8. TAXATION OF CONVALESCENT CARE BENEFIT RIDER AND ACCELERATED BENEFIT ELECTION RIDER. Lincoln Life believes that any benefits paid under the Accelerated Benefit Election Rider generally will be excludable from the recipient's income. It is unclear whether Convalescent Care Benefit Riders issued prior to January 1, 1997, constitute qualified long-term care insurance contracts under the Code. If a rider is qualified, long-term care benefits generally will be excludable from income. (Benefits received may be includable in income, however, if other long-term care insurance contracts or riders cover the insured). If a rider is not qualified, benefits may be includable in income. In addition, Convalescent Care Benefit Riders issued after December 31, 1996, do not constitute qualified long-term care insurance contracts under the Code. Thus, benefits received from such riders may be includable in income.

TAXATION OF THE SEPARATE ACCOUNT

Lincoln Life does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the SEPARATE ACCOUNT. Based upon these expectations, no charge is being made currently to the SEPARATE ACCOUNT for federal income taxes which may be attributable to the SEPARATE ACCOUNT. If, however, Lincoln Life determines that it may incur such taxes, it may assess a charge for those taxes from the POLICY.

VOTING RIGHTS

To the extent required by law, Lincoln Life will vote shares of the FUNDS and SERIES held in the SEPARATE ACCOUNT at regular and special shareholder meetings of the FUNDS and SERIES in accordance with instructions received from persons having voting interests in the SEPARATE ACCOUNT. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Lincoln Life determines that it is permitted to vote the fund shares in its own right, it may elect to do so.

The number of votes which each policyowner has the right to instruct will be determined as one vote for each $100 of POLICY VALUE in each SUBACCOUNT. Fractional shares will be allocated for amounts less than $100. The number of votes which the policyowner has the right to instruct will be determined as of the date coincident with the date established by the various SERIES for determining shareholders eligible to vote at the meetings of the FUNDS and SERIES. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the FUNDS and SERIES. Lincoln Life will vote shares of each FUND and SERIES as to which no timely instructions are received in proportion to the voting instructions which are received with respect to all POLICIES participating in that FUND or SERIES. Each person having a voting interest will receive proxy material, reports and other materials relating to the appropriate portfolio.

DISREGARD OF VOTING INSTRUCTIONS. Lincoln Life may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of any of the FUNDS or SERIES or to approve or disapprove an investment advisory contract for a FUND or SERIES. In addition, Lincoln Life itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policy or the investment advisor of a FUND or SERIES if Lincoln Life reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Lincoln Life determined that the change would have an adverse effect on its GENERAL ACCOUNT in that the proposed investment policy for any FUND or SERIES may result in overly speculative or unsound investments. In the event Lincoln Life does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semiannual report to policyowners.

STATE REGULATION OF LINCOLN LIFE AND THE SEPARATE ACCOUNT

Lincoln Life, a stock life insurance company organized under the laws of Indiana, is subject to regulation by the Insurance Department of the State of Indiana. An annual statement is filed with the Indiana Department of Insurance (Department) on or before March 1st of each year covering the operations and reporting on the financial condition of Lincoln Life as of December 31 of the preceding year. Periodically, the Department examines the liabilities and reserves of Lincoln Life and the SEPARATE ACCOUNT and certifies their adequacy, and a full examination of Lincoln Life's operations is conducted by the Department at least once every five years.

In addition, Lincoln Life is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Lincoln Life holds title to the assets of the SEPARATE ACCOUNT. The assets are kept physically segregated and held separate and apart from the GENERAL ACCOUNT assets. Records are maintained of all purchases and redemptions of FUND shares held by each SUBACCOUNT. Additional protection is provided in the form of a blanket fidelity bond which covers directors and employees of Lincoln Life. The bond, which was issued by Fidelity and Deposit Co. of Maryland covers up to $25,000,000.

The FUNDS and SERIES do not issue certificates. Thus, Lincoln Life holds the SEPARATE ACCOUNT'S assets in an open account in lieu of stock certificates.

LEGAL PROCEEDINGS


There are no material legal or administrative proceedings pending or known to be contemplated, other than ordinary routine litigation incidental to the business, to which the SEPARATE ACCOUNT is a party, or to which any of its assets are subject.



Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.



During the 1990's class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been immune. Two lawsuits alleging fraud in the sale of interest-sensitive universal and whole life insurance policies have been filed against Lincoln Life. These two suits have been filed as class actions, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management denies the allegations and intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time.


EXPERTS


The financial statements of the SEPARATE ACCOUNT and the statutory-basis financial statements and schedules of Lincoln Life appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.



Actuarial matters included in this prospectus have been examined by Denis G. Schwartz, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.



PREPARING FOR YEAR 2000



Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Year 2000 issue affects virtually all companies and organizations.



Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the SEPARATE ACCOUNT related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the SEPARATE ACCOUNT. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the SEPARATE ACCOUNT, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the SEPARATE ACCOUNT beginning in the year 2000.



The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the SEPARATE ACCOUNT. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The companies presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the business of Lincoln Life or Delaware or both.



The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.


ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the POLICY offered hereby. This prospectus does not contain all the information set forth in such registration statement and the amendments and exhibits to such registration statement, to all of which reference is made for further information concerning the SEPARATE ACCOUNT, Lincoln Life and the POLICY offered hereby. Statements contained in this prospectus as to the contents of the POLICY and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

APPENDIX A

BASE MINIMUM PREMIUMS
PER $1,000 OF SPECIFIED AMOUNT*
MALE (OR UNISEX), AGE ON POLICY DATE
PRF NS = Preferred nonsmoker
STD NS = Standard nonsmoker
PRF SM = Preferred smoker
STD SM = Standard smoker

AGE  PRF NS  STD NS  PRF SM  STD SM  AGE   PRF NS  STD NS  PRF SM  STD SM
-------------------------------------------------------------------------
  0      **    3.62      **      **
-------------------------------------------------------------------------
  1            2.12                   41     8.33    8.81   11.82   12.18
  2            2.12                   42     8.80    9.28   12.88   13.24
  3            2.12                   43     9.17    9.77   13.81   14.29
  4            2.12                   44     9.69   10.29   15.17   15.53
  5            2.12                   45    10.12   10.84   16.46   16.94
-------------------------------------------------------------------------
  6            2.12                   46    10.59   11.43   17.58   18.18
  7            2.12                   47    11.34   12.18   18.69   19.41
  8            2.13                   48    11.98   13.06   20.10   20.82
  9            2.21                   49    12.86   13.94   21.52   22.24
 10            2.31                   50    13.80   15.00   22.98   23.82
-------------------------------------------------------------------------
 11            2.41                   51    14.92   16.24   24.75   25.59
 12            2.65                   52    16.03   17.47   26.57   27.53
 13            3.00                   53    17.27   18.71   28.74   29.82
 14            3.18                   54    18.73   20.29   31.04   32.12
 15            3.35                   55    20.26   22.06   33.39   34.59
-------------------------------------------------------------------------
 16    3.59    3.71    4.29    4.41   56    21.90   23.82   35.66   36.98
 17    3.94    4.06    4.64    4.76   57    23.72   25.76   36.62   38.06
 18    4.12    4.24    4.82    4.94   58    25.72   27.88   37.59   39.15
 19    4.12    4.24    4.82    4.94   59    27.78   30.18   38.68   40.36
 20    4.12    4.24    5.00    5.12   60    30.13   32.65   39.90   41.70
-------------------------------------------------------------------------
 21    4.12    4.24    5.05    5.29   61    32.83   35.47   41.25   43.17
 22    4.12    4.24    5.05    5.29   62    34.55   37.43   42.79   44.83
 23    4.12    4.24    5.23    5.47   63    35.58   38.70   44.46   46.74
 24    4.12    4.24    5.41    5.65   64    36.80   40.04   46.01   48.65
 25    4.12    4.24    5.41    5.65   65    38.03   41.51   47.93   50.57
-------------------------------------------------------------------------
 26    4.17    4.29    5.41    5.65   66    38.73   42.39   51.20   52.47
 27    4.36    4.48    5.41    5.65   67    39.58   43.30   53.53   54.93
 28    4.57    4.69    5.41    5.65   68    41.17   45.11   55.99   57.52
 29    4.78    4.90    5.60    5.84   69    43.28   47.35   58.82   60.26
 30    5.01    5.13    5.94    6.18   70    45.66   49.78   61.93   63.21
-------------------------------------------------------------------------
 31    5.26    5.38    6.18    6.42   71    48.30   52.46   65.39   66.41
 32    5.52    5.64    6.50    6.74   72    51.55   55.63   69.24   70.09
 33    5.80    5.92    6.84    7.08   73    55.35   59.42   73.74   74.33
 34    6.09    6.21    7.20    7.44   74    59.69   63.68   78.52   78.90
 35    6.40    6.52    7.58    7.82   75    64.41   68.23   83.30   83.55
-------------------------------------------------------------------------
 36    6.73    6.85    7.99    8.23   76    69.46   72.85   87.78   88.03
 37    7.08    7.20    8.42    8.66   77    74.84   77.72   92.28   92.54
 38    7.21    7.57    9.11    9.35   78    80.70   82.95   96.81   97.06
 39    7.60    7.96    9.88   10.24   79    87.32   88.72  101.48  101.74
 40    8.02    8.38   10.76   11.12   80    94.43   95.11  106.44  106.69
-------------------------------------------------------------------------

 *To determine the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM, multiply the specified amount divided by 1000 times the number shown for the age and classification of the INSURED, then add $100 per POLICY and divide the result by 12. Additional amounts are required for riders and/or substandards.

**This classification is not available below the age of 16.

APPENDIX A CONTINUED

BASE MINIMUM PREMIUMS
PER $1,000 OF SPECIFIED AMOUNT*
FEMALE AGE ON POLICY DATE
PRF NS = Preferred nonsmoker
STD NS = Standard nonsmoker
PRF SM = Preferred smoker
STD SM = Standard smoker

AGE        PRF NS     STD NS     PRF SM     STD SM     AGE        PRF NS     STD NS     PRF SM     STD SM
------------------------------------------------------------------------------------------------------------
 0                **       2.98         **         **
------------------------------------------------------------------------------------------------------------
 1                         1.76                               41       7.06       7.42       9.29       9.53
 2                         1.76                               42       7.43       7.79       9.88      10.24
 3                         1.76                               43       7.70       8.18      10.58      10.94
 4                         1.76                               44       7.99       8.59      11.64      12.00
 5                         1.76                               45       8.42       9.02      12.70      13.06
------------------------------------------------------------------------------------------------------------
 6                         1.76                               46       8.76       9.48      13.46      13.94
 7                         1.76                               47       9.24       9.96      14.34      14.82
 8                         1.76                               48       9.63      10.47      15.28      15.88
 9                         1.83                               49      10.06      11.02      16.52      17.12
10                         1.90                               50      10.69      11.65      17.75      18.35
------------------------------------------------------------------------------------------------------------
11                         1.98                               51      11.57      12.53      19.04      19.76
12                         2.12                               52      12.33      13.41      20.46      21.18
13                         2.15                               53      13.21      14.29      21.75      22.59
14                         2.24                               54      14.15      15.35      23.16      24.00
15                         2.33                               55      14.92      16.24      24.57      25.41
------------------------------------------------------------------------------------------------------------
16              2.30       2.42       2.76       2.88         56      15.62      16.94      25.69      26.65
17              2.40       2.52       2.88       3.00         57      16.38      17.82      26.92      27.88
18              2.51       2.63       3.06       3.18         58      17.15      18.71      28.04      29.12
19              2.62       2.74       3.13       3.25         59      18.03      19.59      29.27      30.35
20              2.73       2.85       3.28       3.40         60      19.26      20.82      31.04      32.12
------------------------------------------------------------------------------------------------------------
21              2.85       2.97       3.43       3.55         61      20.73      22.41      33.21      34.41
22              2.98       3.10       3.58       3.70         62      22.73      24.53      35.60      36.92
23              3.12       3.24       3.74       3.86         63      25.08      27.00      36.75      38.19
24              3.25       3.37       3.92       4.04         64      27.61      29.65      37.97      39.53
25              3.41       3.53       4.10       4.22         65      30.19      32.47      39.19      40.87
------------------------------------------------------------------------------------------------------------
26              3.56       3.68       4.29       4.41         66      32.23      34.59      39.74      41.52
27              3.73       3.85       4.49       4.61         67      33.48      35.93      40.14      42.12
28              3.90       4.02       4.71       4.83         68      33.83      36.35      41.44      42.92
29              4.09       4.21       4.93       5.05         69      34.44      36.92      43.19      44.63
30              4.28       4.40       5.17       5.29         70      35.49      38.12      45.32      46.67
------------------------------------------------------------------------------------------------------------
31              4.37       4.61       5.42       5.54         71      37.48      40.19      47.97      49.20
32              4.59       4.83       5.69       5.81         72      39.99      42.75      51.10      52.29
33              4.82       5.06       5.97       6.09         73      43.05      45.85      54.79      55.89
34              5.06       5.30       6.27       6.39         74      46.75      49.51      59.11      60.04
35              5.32       5.56       6.58       6.70         75      50.82      53.53      63.83      64.47
------------------------------------------------------------------------------------------------------------
36              5.59       5.83       6.79       7.03         76      55.39      57.93      68.68      69.06
37              5.76       6.12       7.14       7.38         77      60.51      62.76      73.61      73.86
38              6.06       6.42       7.50       7.74         78      66.49      68.31      79.00      79.26
39              6.38       6.74       7.88       8.12         79      73.50      74.73      84.97      85.22
40              6.71       7.07       8.58       8.82         80      81.21      81.89      91.60      91.86
------------------------------------------------------------------------------------------------------------

 *To determine the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM, multiply the specified amount divided by 1000 times the number shown for the age and classification of the INSURED, then add $100 per POLICY and divide the result by 12. Additional amounts are required for riders and/or substandards.

**This classification is not available below the age of 16.

APPENDIX B

SURRENDER CHARGES
PER $1,000 OF SPECIFIED AMOUNT
MALE (OR UNISEX), AGE ON POLICY DATE*
PRF NS = Preferred nonsmoker
STD NS = Standard nonsmoker
PRF SM = Preferred smoker
STD SM = Standard smoker

AGE   PRF NS  STD NS  PRF SM  STD SM  AGE   PRF NS  STD NS  PRF SM  STD SM
--------------------------------------------------------------------------
 0        **    3.52      **      **
--------------------------------------------------------------------------
 1              2.79                   41    10.98   11.62   15.60   16.06
 2              2.79                   42    11.59   12.23   16.98   17.47
 3              2.79                   43    12.10   12.89   18.22   18.85
 4              2.79                   44    12.78   13.57   20.02   20.48
 5              2.79                   45    13.35   14.30   21.71   22.35
--------------------------------------------------------------------------
 6              2.79                   46    13.97   15.09   23.19   23.98
 7              2.79                   47    14.96   16.06   24.66   25.61
 8              2.79                   48    15.80   17.23   26.53   27.48
 9              2.90                   49    16.96   18.39   28.40   29.35
10              3.04                   50    18.22   19.80   30.34   31.44
--------------------------------------------------------------------------
11              3.17                   51    19.69   21.43   32.65   33.77
12              3.48                   52    21.14   23.06   35.07   36.32
13              3.96                   53    22.79   24.68   37.93   39.36
14              4.18                   54    24.73   26.77   40.96   42.39
15              4.42                   55    26.73   29.11   44.07   45.65
--------------------------------------------------------------------------
16      4.73    4.88    5.65    5.81   56    28.91   31.44   47.06   48.40
17      5.19    5.35    6.12    6.27   57    31.31   33.99   48.33   48.40
18      5.43    5.59    6.36    6.51   58    33.95   36.81   48.40   48.40
19      5.43    5.59    6.36    6.51   59    36.65   39.82   48.40   48.40
20      5.43    5.59    6.58    6.75   60    39.75   43.08   48.40   48.40
--------------------------------------------------------------------------
21      5.43    5.59    6.67    6.97   61    43.32   46.82   48.40   48.40
22      5.43    5.59    6.67    6.97   62    45.58   48.40   48.40   48.40
23      5.43    5.59    6.89    7.22   63    46.97   48.40   48.40   48.40
24      5.43    5.59    7.13    7.44   64    48.40   48.40   48.40   48.40
25      5.43    5.59    7.13    7.44   65    48.40   48.40   48.40   48.40
--------------------------------------------------------------------------
26      5.50    5.65    7.13    7.44   66    48.40   48.40   48.40   48.40
27      5.74    5.92    7.13    7.44   67    48.40   48.40   48.40   48.40
28      6.03    6.18    7.13    7.44   68    48.12   48.12   48.40   48.40
29      6.31    6.47    7.37    7.70   69    47.85   47.85   48.35   48.35
30      6.60    6.78    7.83    8.14   70    47.62   47.62   48.28   48.28
--------------------------------------------------------------------------
31      6.93    7.08    8.14    8.47   71    47.42   47.42   48.21   48.21
32      7.28    7.44    8.56    8.89   72    47.24   47.24   48.18   48.18
33      7.66    7.81    9.02    9.33   73    47.06   47.06   48.17   48.17
34      8.03    8.18    9.50    9.81   74    46.79   46.86   48.14   48.14
35      8.45    8.60    9.99   10.32   75    46.44   46.79   47.85   47.85
--------------------------------------------------------------------------
36      8.87    9.04   10.54   10.85   76    46.06   46.44   46.81   46.81
37      9.35    9.50   11.11   11.42   77    45.38   46.06   45.65   45.65
38      9.50    9.99   12.01   12.34   78    44.08   45.38   44.37   44.37
39     10.03   10.49   13.02   13.51   79    42.67   42.67   42.96   42.96
40     10.58   11.04   14.19   14.67   80    41.12   41.12   41.41   41.41
--------------------------------------------------------------------------

 *For requested increases in the SPECIFIED AMOUNT, the applicable surrender charge is based on the AGE the increase is effective and will be two-thirds that of the corresponding SURRENDER CHARGE listed above.

**This classification is not available below the age of 16.

APPENDIX B CONTINUED

SURRENDER CHARGES
PER $1,000 OF SPECIFIED AMOUNT
FEMALE, AGE ON POLICY DATE*
PRF NS = Preferred nonsmoker
STD NS = Standard nonsmoker
PRF SM = Preferred smoker
STD SM = Standard smoker

AGE   PRF NS  STD NS  PRF SM  STD SM  AGE   PRF NS  STD NS  PRF SM  STD SM
--------------------------------------------------------------------------
 0        **    2.90      **      **
--------------------------------------------------------------------------
 1              2.31                   41     9.31    9.79   12.25   12.56
 2              2.31                   42     9.79   10.27   13.02   13.51
 3              2.31                   43    10.14   10.78   13.95   14.43
 4              2.31                   44    10.54   11.33   15.36   15.84
 5              2.31                   45    11.11   11.90   16.76   17.23
--------------------------------------------------------------------------
 6              2.31                   46    11.55   12.50   17.75   18.39
 7              2.31                   47    12.19   13.13   18.92   19.56
 8              2.31                   48    12.72   13.82   20.17   20.97
 9              2.40                   49    13.27   14.54   21.80   22.59
10              2.51                   50    14.10   15.36   23.43   24.22
--------------------------------------------------------------------------
11              2.62                   51    15.27   16.52   25.12   26.07
12              2.79                   52    16.28   17.69   26.99   27.94
13              2.82                   53    17.42   18.85   28.69   29.81
14              2.95                   54    18.68   20.26   30.56   31.68
15              3.06                   55    19.69   21.43   32.43   33.53
--------------------------------------------------------------------------
16      3.04    3.19    3.63    3.78   56    20.61   22.35   33.90   35.16
17      3.17    3.32    3.78    3.96   57    21.63   23.52   35.53   36.81
18      3.30    3.45    4.03    4.18   58    22.62   24.68   37.00   38.43
19      3.45    3.61    4.14    4.29   59    23.78   25.85   38.63   40.06
20      3.61    3.76    4.31    4.47   60    25.41   27.48   40.96   42.39
--------------------------------------------------------------------------
21      3.76    3.92    4.51    4.66   61    27.37   29.57   43.82   45.41
22      3.92    4.09    4.71    4.88   62    29.99   32.36   46.97   48.40
23      4.11    4.27    4.93    5.08   63    33.09   35.64   48.40   48.40
24      4.29    4.44    5.17    5.32   64    36.43   39.12   48.40   48.40
25      4.49    4.64    5.39    5.57   65    39.84   42.86   48.40   48.40
--------------------------------------------------------------------------
26      4.69    4.86    5.65    5.81   66    43.19   46.35   48.40   48.40
27      4.91    5.08    5.92    6.07   67    45.56   48.40   48.40   48.40
28      5.15    5.30    6.20    6.36   68    46.75   48.40   48.40   48.40
29      5.39    5.54    6.51    6.67   69    48.17   48.17   48.31   48.31
30      5.65    5.81    6.82    6.97   70    47.78   47.78   47.97   47.97
--------------------------------------------------------------------------
31      5.76    6.07    7.15    7.30   71    47.41   47.41   47.67   47.67
32      6.05    6.36    7.50    7.66   72    46.96   46.96   47.41   47.41
33      6.36    6.67    7.88    8.03   73    46.38   46.38   47.11   47.11
4       6.67    7.00    8.27    8.43   74    45.76   45.76   46.71   46.71
35      7.02    7.33    8.69    8.84   75    45.13   45.13   46.22   46.22
--------------------------------------------------------------------------
36      7.37    7.70    8.95    9.26   76    44.54   44.54   45.73   45.73
37      7.59    8.07    9.42    9.72   77    43.99   43.99   45.30   45.30
38      7.99    8.47    9.90   10.21   78    43.48   43.48   44.06   44.06
39      8.40    8.89   10.41   10.71   79    42.51   42.51   42.65   42.60
40      8.84    9.33   11.33   11.64   80    40.94   40.94   41.07   41.07
--------------------------------------------------------------------------

 *For requested increases in the SPECIFIED AMOUNT, the applicable surrender charge is based on the AGE the increase is effective and will be two-thirds that of the corresponding SURRENDER CHARGE listed above.

**This classification is not available below the age of 16.

APPENDIX C

EXECUTIVE OFFICERS AND DIRECTORS
LINCOLN NATIONAL LIFE INSURANCE CO.


NAME, ADDRESS AND
POSITION(S)
WITH REGISTRANT     PRINCIPAL OCCUPATIONS LAST FIVE YEARS
-------------------------------------------------------------------
NANCY J. ALFORD     Vice President [4/96-present], (formerly Second
VICE PRESIDENT      Vice President [1/90-4/96], Lincoln National
                    Life Insurance Co.
-------------------------------------------------------------------
ROLAND C. BAKER     President [1/95-present], First Penn-Pacific
VICE PRESIDENT AND  Life Insurance Co. Formerly: Chairman and CFO
DIRECTOR            [7/88-1/95], Baker, Ralish, Shipley & Politzer,
1801 S. Meyers      Inc.
Road
Oakbrook Terrace,
Ill. 60181
-------------------------------------------------------------------
JON A. BOSCIA       President and Director, Lincoln National Corp.
DIRECTOR            [1/98-present] (Formerly: President and Chief
                    Executive Officer [10/96-1/98]); Chief
                    Operating Officer [5/94-10/96]), Lincoln
                    National Life Insurance Co., President
                    [7/91-5/94] Lincoln Investment Management Inc.
-------------------------------------------------------------------
JOHN GOTTA          Vice President and General Manager
VICE PRESIDENT      [1/98-present] Formerly: Senior Vice President,
900 Cottage Grove   CIGNA [3/96-12/97]; Vice President, Connecticut
Rd.                 Mutual Life Insurance Company [8/94-3/96]; Vice
Bloomfield, CT      President, CIGNA [3/93-8/94]; Regional Director
06152-2321          of Agencies, Phoenix-Home Life Mutual Insurance
                    Company [3/90-2/93]
-------------------------------------------------------------------
MELANIE T. HALL     Vice President [1/96-present] Formerly: Second
VICE PRESIDENT      Vice President [6/95-1/96], Lincoln National
                    Life Insurance Co. Formerly: Assistant Vice
                    President [1/95-6/95], LNC Equity Sales
                    Corporation, Assistant Vice President
                    [12/93-1/95], Lincoln Investment Management,
                    Inc.; Assistant Vice President [12/92-12/93],
                    Lincoln National Life Insurance Co.
-------------------------------------------------------------------
J. MICHAEL HEMP     President [11/96-present], Lincoln Financial
VICE PRESIDENT      Advisors Corp.; Vice President [10/95-Present],
                    Lincoln National Life Insurance Co. Formerly:
                    Regional Chief Executive Officer [11/79-10/95],
                    Lincoln Dallas RMO.
-------------------------------------------------------------------
JACK D. HUNTER      Executive Vice President [5/86-present] and
EXECUTIVE VICE      General Counsel [3/75-Present], Lincoln
PRESIDENT,          National Corporation and Executive Vice
GENERAL COUNSEL     President [8/86-Present] and General Counsel
AND DIRECTOR        [3/75-Present], The Lincoln National Life
200 East Berry      Insurance Company
Street
Fort Wayne, Ind.
46802
-------------------------------------------------------------------
STEPHEN H. LEWIS    Senior Vice President, [5/94-present] Lincoln
VICE PRESIDENT      National Life Insurance Co. Formerly: President
                    [2/85-5/94], First Penn-Pacific Life Insurance
                    Co.
-------------------------------------------------------------------
H. THOMAS MCMEEKIN  President [5/94-present], Lincoln Investment
DIRECTOR            Management, Inc. Formerly: Executive Vice
200 East Berry      President [2/92-11/92], Senior Vice President
Street              [11/87-2/92]; Executive Vice President
Fort Wayne, Ind.    [5/94-Present], Lincoln National Corporation
46802               Formerly: Senior Vice President [11/92-5/94]
-------------------------------------------------------------------
IAN M. ROLLAND      Chairman [1/92-present], Chief Executive
DIRECTOR            Officer [5/77-present] and President
200 East Berry      [12/75-1/92], Lincoln National Corp. Formerly:
Street              Chairman [1/92-5/94], Chief Executive Officer
Fort Wayne, Ind.    [7/77-5/94] and President [3/83-1/93], Lincoln
46802               National Life Insurance Co.
-------------------------------------------------------------------
ARTHUR S. ROSS      Vice President [8/91-present], Lincoln National
VICE PRESIDENT      Life Insurance Co.
-------------------------------------------------------------------

APPENDIX C CONTINUED

EXECUTIVE OFFICERS AND DIRECTORS
LINCOLN NATIONAL LIFE INSURANCE CO.

NAME, ADDRESS AND
POSITION(S)
WITH APPLICANT*     PRINCIPAL OCCUPATIONS LAST FIVE YEARS
-------------------------------------------------------------------
LAWRENCE T.         Executive Vice President [10/96-present]
ROWLAND             Formerly: Senior Vice President [1/93-10/96],
EXECUTIVE VICE      Vice President [10/91-1/93], Lincoln National
PRESIDENT AND       Life Insurance Co.
DIRECTOR
One Reinsurance
Place
1700 Magnavox Way
Fort Wayne, Ind.
46804
-------------------------------------------------------------------
KEITH J. RYAN       Senior Vice President Formerly Vice President,
SENIOR VICE         Chief Financial Officer and Assistant Treasurer
PRESIDENT, CHIEF    [1/96-present] Formerly: Controller
FINANCIAL OFFICER   [6/95-12/95], Business Controls Director
AND ASSISTANT       [11/90-6/95], Lincoln National Life Insurance
TREASURER           Co.
-------------------------------------------------------------------
GABRIEL L. SHAHEEN  President and Chief Executive Officer
PRESIDENT, CHIEF    [1/98-present] Formerly: Chairman and Managing
EXECUTIVE OFFICER   Director, Lincoln National (UK) PLC
AND DIRECTOR        [12/96-1/98]; President, Lincoln National
                    Reassurance Company [7/95-12/96]; Senior Vice
                    President, Lincoln National Life Reinsurance
                    Company [1/93-7/95]; Senior Vice President,
                    Lincoln National Life Insurance Company
                    [5/91-1/93]
-------------------------------------------------------------------
RICHARD C. VAUGHAN  Executive Vice President and Chief Financial
DIRECTOR            Officer [1/95-present] Formerly: Senior Vice
200 East Berry      President [6/92-1/95]), Lincoln National Corp.
Street
Fort Wayne, Ind.
46802
-------------------------------------------------------------------
MICHAEL R. WALKER   Vice President [1/96-present], Lincoln National
VICE PRESIDENT      Life Insurance Co. Formerly: Vice President
                    [3/96-1/96], Employers Health Insurance Co.;
                    Vice President [7/85-3/93], Baker Hughes, Inc.
-------------------------------------------------------------------
ROY V. WASHINGTON   Vice President [7/96-present], Lincoln National
VICE PRESIDENT      Life Insurance Co. Formerly: Associate Counsel
                    [2/95-7/96]. Formerly: Director of Compliance
                    [8/94-2/95], Lincoln Investment Management,
                    Inc.; Compliance Consultant [8/89-8/94],
                    Lincoln National Corp.
-------------------------------------------------------------------
MICHAEL L. WRIGHT   Senior Vice President [3/95-present], Lincoln
SENIOR VICE         National Life Insurance Co. Formerly: Executive
PRESIDENT           Vice President and Chief Operating Officer
                    [11/88-3/95], The Associate Group.



*Unless otherwise indicated, the principal business address is 1300 South
 Clinton Street, Fort Wayne, Indiana 46801.

APPENDIX D

ILLUSTRATIONS OF POLICY VALUES

The following tables have been prepared to help show how values under the POLICY change with investment performance. The tables show Type 1 death benefits, policy values, and NET CASH SURRENDER VALUES for each of the first 10 policy years, and for every five year period thereafter through the thirtieth policy year, assuming that the return on the assets invested in the account were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. The actual death benefits and NET CASH SURRENDER VALUES would be different from those shown if a different classification were to be used or if the returns averaged 0%, 6%, and 12% but fluctuated over and under those averages throughout the years.



The death benefits and NET CASH SURRENDER VALUES shown on pages using current charges are approximately those likely to be provided under the POLICY for the investment returns indicated, assuming that the current percent of premium charge is deducted, the current COST OF INSURANCE charges are deducted, and the current mortality and expense risk charge is deducted. Although the contract allows for a maximum percent of premium charge, maximum COST OF INSURANCE charges specified in the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker tables, and a maximum mortality and expense risk charge of .90%, Lincoln Life expects that it will continue to charge the current percent of premium charge, the current COST OF INSURANCE charges, and the current mortality and expense risk charge for the indefinite future. The figures shown on pages using guaranteed maximum charges show the death benefits and NET CASH SURRENDER VALUES which would result if the guaranteed maximum percent of premium charge, the guaranteed maximum COST OF INSURANCE charges, and the guaranteed maximum MORTALITY AND EXPENSE RISK CHARGE were to be deducted. However, these are primarily of interest only to show by comparison the benefits of the lower current charges.



In each of the illustrations an assumed gross annual return is indicated. The gross annual return used in the illustrations is then reduced by the asset management charge (average .58%*), the mortality and expense risk charge (.68% current, and .90% guaranteed), and other expenses incurred by the FUNDS including printing, mailing, Directors' fees, etc. (average .10%*) so that the actual numbers in the illustrations are net of expenses. Thus, a 12% gross annual return yields a net annual return of 10.49% using current charges, and 10.24% using guaranteed charges. Similarly, gross annual returns of 6% and 0% yield net annual returns of 4.57% and -1.35% respectively using current charges, and 4.34% and -1.57% respectively using guaranteed charges.



*These averages are based on actual expense figures for 1997. See Fund charges and expenses, pages 10-11 and the FUNDS and the SERIES prospectuses for more detailed information.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
STANDARD NONSMOKER
$100,000 SPECIFIED AMOUNT
$1,300 ANNUAL PREMIUM USING CURRENT CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
                       ---------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  1,365    $ 100,000   $ 100,000   $100,000    $   974    $ 1,040    $  1,106    $   114    $   180    $    246
    2         2,798      100,000     100,000    100,000      1,928      2,120       2,320      1,068      1,260       1,460
    3         4,303      100,000     100,000    100,000      2,859      3,240       3,652      1,999      2,380       2,792
    4         5,883      100,000     100,000    100,000      3,767      4,400       5,113      2,907      3,540       4,253
    5         7,542      100,000     100,000    100,000      4,651      5,602       6,718      3,791      4,742       5,858
----------------------------------------------------------------------------------------------------------------------------
    6         9,285      100,000     100,000    100,000      5,510      6,846       8,478      4,693      6,029       7,661
    7        11,114      100,000     100,000    100,000      6,342      8,133      10,411      5,568      7,359       9,637
    8        13,035      100,000     100,000    100,000      7,148      9,465      12,534      6,417      8,734      11,803
    9        15,051      100,000     100,000    100,000      7,926     10,843      14,867      7,238     10,155      14,179
   10        17,169      100,000     100,000    100,000      8,675     12,266      17,433      8,073     11,664      16,831
----------------------------------------------------------------------------------------------------------------------------
   15        29,455      100,000     100,000    100,000     11,929     20,115      34,707     11,757     19,943      34,535
   20        45,135      100,000     100,000    100,000     14,126     29,230      63,023     14,126     29,230      63,023
   25        65,147      100,000     100,000    146,744     14,718     39,638     109,511     14,718     39,638     109,511
   30        90,689      100,000     100,000    225,420     13,144     51,749     184,771     13,144     51,749     184,771



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .68% current mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
STANDARD NONSMOKER
$100,000 SPECIFIED AMOUNT
$1,300 ANNUAL PREMIUM USING GUARANTEED CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
                       ---------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  1,365    $ 100,000   $ 100,000   $100,000    $   945    $ 1,009    $  1,073    $    85    $   149    $    213
    2         2,798      100,000     100,000    100,000      1,868      2,055       2,249      1,008      1,195       1,389
    3         4,303      100,000     100,000    100,000      2,767      3,136       3,536      1,907      2,276       2,676
    4         5,883      100,000     100,000    100,000      3,641      4,254       4,943      2,781      3,394       4,083
    5         7,542      100,000     100,000    100,000      4,490      5,409       6,485      3,630      4,549       5,625
----------------------------------------------------------------------------------------------------------------------------
    6         9,285      100,000     100,000    100,000      5,312      6,601       8,172      4,495      5,784       7,355
    7        11,114      100,000     100,000    100,000      6,106      7,830      10,018      5,332      7,056       9,244
    8        13,035      100,000     100,000    100,000      6,872      9,099      12,042      6,141      8,368      11,311
    9        15,051      100,000     100,000    100,000      7,609     10,407      14,259      6,921      9,719      13,571
   10        17,169      100,000     100,000    100,000      8,315     11,755      16,691      7,713     11,153      16,089
----------------------------------------------------------------------------------------------------------------------------
   15        29,455      100,000     100,000    100,000     11,342     19,110      32,919     11,170     18,938      32,747
   20        45,135      100,000     100,000    100,000     13,287     27,483      59,138     13,287     27,483      59,138
   25        65,147      100,000     100,000    136,472     13,539     36,723     101,845     13,539     36,723     101,845
   30        90,689      100,000     100,000    207,393     11,033     46,652     169,995     11,033     46,652     169,995



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .90% guaranteed maximum mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
STANDARD SMOKER
$100,000 SPECIFIED AMOUNT
$1,650 ANNUAL PREMIUM USING CURRENT CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
                       ---------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  1,732    $ 100,000   $ 100,000   $100,000    $ 1,228    $ 1,311    $  1,395    $   196    $   279    $    363
    2         3,552      100,000     100,000    100,000      2,432      2,674       2,928      1,400      1,642       1,896
    3         5,462      100,000     100,000    100,000      3,599      4,080       4,601      2,567      3,048       3,569
    4         7,467      100,000     100,000    100,000      4,731      5,531       6,432      3,699      4,499       5,400
    5         9,573      100,000     100,000    100,000      5,829      7,030       8,439      4,797      5,998       7,407
----------------------------------------------------------------------------------------------------------------------------
    6        11,784      100,000     100,000    100,000      6,894      8,580      10,640      5,914      7,600       9,660
    7        14,106      100,000     100,000    100,000      7,915     10,174      13,048      6,987      9,245      12,120
    8        16,544      100,000     100,000    100,000      8,895     11,815      15,687      8,018     10,938      14,810
    9        19,104      100,000     100,000    100,000      9,833     13,506      18,585      9,007     12,681      17,759
   10        21,791      100,000     100,000    100,000     10,731     15,252      21,771     10,009     14,530      21,048
----------------------------------------------------------------------------------------------------------------------------
   15        37,385      100,000     100,000    100,000     14,431     24,727      43,192     14,225     24,520      42,986
   20        57,287      100,000     100,000    122,936     16,453     35,497      78,303     16,453     35,497      78,303
   25        82,687      100,000     100,000    180,784     16,366     48,009     134,913     16,366     48,009     134,913
   30       115,105      100,000     100,000    275,542     13,184     63,064     225,854     13,184     63,064     225,854



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .68% current mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
STANDARD SMOKER
$100,000 SPECIFIED AMOUNT
$1,650 ANNUAL PREMIUM USING GUARANTEED CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
         PREMIUMS      ---------------------------------   -------------------------------   -------------------------------
         ACCUMULATED   ASSUMING                            ASSUMING                          ASSUMING
END      AT 5%         HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       INTEREST      ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   PER           ---------------------------------   -------------------------------   -------------------------------
YEAR     YEAR          0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  1,732    $ 100,000   $ 100,000   $100,000    $ 1,173    $ 1,254    $  1,334    $   141    $   222    $    302
    2         3,552      100,000     100,000    100,000      2,312      2,545       2,788      1,280      1,513       1,756
    3         5,462      100,000     100,000    100,000      3,412      3,872       4,371      2,380      2,840       3,339
    4         7,467      100,000     100,000    100,000      4,472      5,234       6,094      3,440      4,202       5,062
    5         9,573      100,000     100,000    100,000      5,489      6,630       7,968      4,457      5,598       6,936
----------------------------------------------------------------------------------------------------------------------------
    6        11,784      100,000     100,000    100,000      6,460      8,057      10,007      5,479      7,077       9,027
    7        14,106      100,000     100,000    100,000      7,382      9,515      12,227      6,454      8,586      11,298
    8        16,544      100,000     100,000    100,000      8,255     11,003      14,646      7,378     10,126      13,769
    9        19,104      100,000     100,000    100,000      9,076     12,521      17,283      8,250     11,696      16,458
   10        21,791      100,000     100,000    100,000      9,840     14,067      20,162      9,118     13,345      19,440
----------------------------------------------------------------------------------------------------------------------------
   15        37,385      100,000     100,000    100,000     12,775     22,232      39,252     12,569     22,025      39,046
   20        57,287      100,000     100,000    110,244     13,791     30,981      70,219     13,791     30,981      70,219
   25        82,687      100,000     100,000    160,322     11,862     39,979     119,643     11,862     39,979     119,643
   30       115,105      100,000     100,000    240,852      5,252     48,988     197,419      5,252     48,988     197,419



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a 90% guaranteed maximum mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
STANDARD NONSMOKER
$100,000 SPECIFIED AMOUNT
$3,250 ANNUAL PREMIUM USING CURRENT CHARGES


                       DEATH BENEFIT                       POLICY VALUE                       NET CASH SURRENDER VALUE
                       ---------------------------------   --------------------------------   --------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                           ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                 HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   --------------------------------   --------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS    12% GROSS   0% GROSS   6% GROSS    12% GROSS
------------------------------------------------------------------------------------------------------------------------------
    1      $  3,412    $ 100,000   $ 100,000   $100,000    $ 2,199    $   2,356   $  2,514    $     0    $       0   $      0
    2         6,996      100,000     100,000    100,000      4,307        4,758      5,230      1,396        1,847      2,319
    3        10,758      100,000     100,000    100,000      6,323        7,210      8,173      3,412        4,299      5,262
    4        14,708      100,000     100,000    100,000      8,266        9,731     11,389      5,355        6,820      8,478
    5        18,856      100,000     100,000    100,000     10,128       12,320     14,903      7,217        9,409     11,992
------------------------------------------------------------------------------------------------------------------------------
    6        23,212      100,000     100,000    100,000     11,893       14,965     18,739      9,127       12,200     15,973
    7        27,785      100,000     100,000    100,000     13,564       17,675     22,941     10,944       15,055     20,321
    8        32,586      100,000     100,000    100,000     15,134       20,450     27,556     12,660       17,975     25,081
    9        37,628      100,000     100,000    100,000     16,599       23,291     32,635     14,270       20,962     30,306
   10        42,922      100,000     100,000    100,000     17,950       26,202     38,242     15,913       24,164     36,204
------------------------------------------------------------------------------------------------------------------------------
   15        73,637      100,000     100,000    100,000     22,867       42,073     77,472     22,285       41,490     76,890
   20       112,838      100,000     100,000    155,869     23,717       61,180    145,672     23,717       61,180    145,672
   25       162,869      100,000     100,000    270,293     16,787       86,532    257,422     16,787       86,532    257,422
   30       226,723      100,000     129,116    458,125          0      122,968    436,310          0      122,968    436,310



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .68% current mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
STANDARD NONSMOKER
$100,000 SPECIFIED AMOUNT
$3,250 ANNUAL PREMIUM USING GUARANTEED CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
                       ---------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  3,412    $ 100,000   $ 100,000   $100,000    $ 2,129    $ 2,281    $  2,435    $     0    $     0    $      0
    2         6,996      100,000     100,000    100,000      4,161      4,600       5,057      1,250      1,689       2,146
    3        10,758      100,000     100,000    100,000      6,098      6,957       7,888      3,187      4,046       4,977
    4        14,708      100,000     100,000    100,000      7,934      9,349      10,946      5,023      6,438       8,035
    5        18,856      100,000     100,000    100,000      9,661     11,771      14,254      6,750      8,860      11,343
----------------------------------------------------------------------------------------------------------------------------
    6        23,212      100,000     100,000    100,000     11,274     14,220      17,836      8,508     11,455      15,071
    7        27,785      100,000     100,000    100,000     12,763     16,693      21,723     10,143     14,073      19,103
    8        32,586      100,000     100,000    100,000     14,116     19,179      25,945     11,642     16,705      23,471
    9        37,628      100,000     100,000    100,000     15,320     21,671      30,542     12,991     19,342      28,213
   10        42,922      100,000     100,000    100,000     16,361     24,163      35,563     14,323     22,125      33,525
----------------------------------------------------------------------------------------------------------------------------
   15        73,637      100,000     100,000    100,000     18,682     36,520      69,777     18,099     35,938      69,195
   20       112,838      100,000     100,000    138,981     13,499     48,054     129,888     13,499     48,054     129,888
   25       162,869            0     100,000    239,010          0     57,456     227,628          0     57,456     227,628
   30       226,723            0     100,000    399,103          0     63,278     380,098          0     63,278     380,098



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .90% guaranteed maximum mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
STANDARD SMOKER
$100,000 SPECIFIED AMOUNT
$4,250 ANNUAL PREMIUM USING CURRENT CHARGES


                       DEATH BENEFIT                       POLICY VALUE                       NET CASH SURRENDER VALUE
                       ---------------------------------   --------------------------------   --------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                           ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                 HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   --------------------------------   --------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS    12% GROSS   0% GROSS   6% GROSS    12% GROSS
------------------------------------------------------------------------------------------------------------------------------
    1      $  4,462    $ 100,000   $ 100,000   $100,000    $ 2,677    $   2,876   $  3,077    $     0    $       0   $      0
    2         9,148      100,000     100,000    100,000      5,251        5,820      6,415        686        1,255      1,850
    3        14,068      100,000     100,000    100,000      7,718        8,831     10,042      3,153        4,266      5,477
    4        19,234      100,000     100,000    100,000     10,084       11,921     14,003      5,519        7,356      9,438
    5        24,658      100,000     100,000    100,000     12,343       15,091     18,339      7,778       10,526     13,774
------------------------------------------------------------------------------------------------------------------------------
    6        30,354      100,000     100,000    100,000     14,490       18,347     23,098     10,153       14,010     18,761
    7        36,334      100,000     100,000    100,000     16,532       21,702     28,349     12,423       17,594     24,241
    8        42,613      100,000     100,000    100,000     18,444       25,147     34,146     14,564       21,267     30,266
    9        49,206      100,000     100,000    100,000     20,223       28,691     40,574     16,571       25,039     36,922
   10        56,129      100,000     100,000    100,000     21,856       32,339     47,729     18,660       29,143     44,533
------------------------------------------------------------------------------------------------------------------------------
   15        96,294      100,000     100,000    115,462     27,937       53,055     99,536     27,024       52,142     98,623
   20       147,557      100,000     100,000    199,887     29,838       81,077    186,810     29,838       81,077    186,810
   25       212,982      100,000     127,789    346,274     24,369      121,704    329,784     24,369      121,704    329,784
   30       296,483      100,000     180,082    586,276      5,697      171,507    558,358      5,697      171,507    558,358



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .68% current mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

MULTI FUND-REGISTERED TRADEMARK-

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
STANDARD SMOKER
$100,000 SPECIFIED AMOUNT
$4,250 ANNUAL PREMIUM USING GUARANTEED CHARGES


                       DEATH BENEFIT                       POLICY VALUE                      NET CASH SURRENDER VALUE
                       ---------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                            ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                  HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      ---------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS    6% GROSS    12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
----------------------------------------------------------------------------------------------------------------------------
    1      $  4,462    $ 100,000   $ 100,000   $100,000    $ 2,327    $ 2,513    $  2,700    $     0    $     0    $      0
    2         9,148      100,000     100,000    100,000      4,515      5,034       5,577          0        469       1,012
    3        14,068      100,000     100,000    100,000      6,564      7,566       8,656      1,999      3,001       4,091
    4        19,234      100,000     100,000    100,000      8,472     10,107      11,962      3,907      5,542       7,397
    5        24,658      100,000     100,000    100,000     10,234     12,656      15,525      5,669      8,091      10,960
----------------------------------------------------------------------------------------------------------------------------
    6        30,354      100,000     100,000    100,000     11,837     15,207      19,375      7,501     10,871      15,038
    7        36,334      100,000     100,000    100,000     13,266     17,749      23,543      9,158     13,641      19,435
    8        42,613      100,000     100,000    100,000     14,501     20,270      28,070     10,621     16,390      24,190
    9        49,206      100,000     100,000    100,000     15,521     22,757      33,007     11,869     19,105      29,355
   10        56,129      100,000     100,000    100,000     16,307     25,202      38,422     13,112     22,006      35,226
----------------------------------------------------------------------------------------------------------------------------
   15        96,294      100,000     100,000    100,000     16,176     36,833      76,828     15,263     35,920      75,915
   20       147,557      100,000     100,000    156,623      5,396     46,903     146,377      5,396     46,903     146,377
   25       212,982            0     100,000    271,636          0     53,431     258,701          0     53,431     258,701
   30       296,483            0     100,000    454,436          0     52,778     432,796          0     52,778     432,796



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Values illustrated are net of a .58% asset management charge, a .90% guaranteed maximum mortality and expense risk charge and other expenses estimated at .10%. Values illustrated are also net of any other applicable contract charges.

APPENDIX E

DEFINITIONS FOR SEPARATE ACCOUNT K

AGE -- The age at the INSURED'S last birthday on the POLICY DATE.

ATTAINED AGE -- The age of the INSURED on the POLICY anniversary on or next preceding any MONTHLY ANNIVERSARY DAY.

BASE MINIMUM PREMIUM -- A premium per $1,000 of SPECIFIED AMOUNT used in the calculation of the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM. The BASE MINIMUM PREMIUM is also used in determining the CONTINGENT DEFERRED SALES CHARGE and the CONTINGENT DEFERRED ADMINISTRATIVE CHARGE.

BENEFICIARY -- The BENEFICIARY is designated by the OWNER in the application. If changed, the BENEFICIARY is as shown in the latest change filed with Lincoln Life. If no BENEFICIARY survives the INSURED, the OWNER or the OWNER'S estate will receive the benefit.

CONTINGENT DEFERRED ADMINISTRATIVE CHARGE (CDAC) -- An administrative charge for underwriting, issue, and initial administration of the POLICY, which is imposed under the POLICY and deducted upon lapse or surrender of the POLICY or voluntary reduction in the SPECIFIED AMOUNT. The CONTINGENT DEFERRED ADMINISTRATIVE CHARGE is part of the total SURRENDER CHARGE.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- A sales charge based upon the BASE MINIMUM PREMIUM required for the first policy year, which is imposed under the POLICY and deducted upon lapse or surrender of the POLICY or voluntary reduction in the SPECIFIED AMOUNT. The CONTINGENT DEFERRED SALES CHARGE is part of the total SURRENDER CHARGE.

COST OF INSURANCE CHARGE -- A charge deducted monthly from the policy value to provide the life insurance protection for the insured.

DEATH BENEFIT GUARANTEE -- The guarantee that, provided the DEATH BENEFIT GUARANTEE MONTHLY PREMIUM requirements are met, the POLICY will not lapse during the first three POLICY years due to negative NET CASH SURRENDER VALUE.

DEATH BENEFIT GUARANTEE MONTHLY PREMIUM -- The minimum monthly premium which must be paid each month or in advance during the first policy year and which must continue to be paid in the second and third policy years if the POLICY does not have positive NET CASH SURRENDER VALUE. Failure to pay this premium when required will result in the POLICY lapsing at the end of the grace period.

DELAWARE MANAGEMENT -- Delaware Management Company Inc.

FREE LOOK PERIOD -- The period of time in which the OWNER may cancel the POLICY and receive a refund. The OWNER may cancel the POLICY within 10 days of receipt, or 45 days after Part 1 of the application is signed, or within 10 days after mailing or personal delivery of the notice of withdrawal right.

FUND -- Any of the individual Lincoln National FUNDS in which the SEPARATE ACCOUNT may invest.


GENERAL ACCOUNT -- The assets of Lincoln Life other than those allocated to the SEPARATE ACCOUNT or any other separate account.


INSURED -- The person upon whose life the POLICY is issued, and who is so named on the Policy Schedule.

INVESTMENT AMOUNT -- The portion of the POLICY VALUE invested in the SEPARATE ACCOUNT, and equal in amount to the POLICY VALUE minus amounts invested in the GENERAL ACCOUNT (including any outstanding loans).

LINCOLN LIFE (we, our, us) -- Lincoln National Life Insurance Co.

MATURITY DATE -- The policy anniversary following the insured's 99th birthday, if living. It is the last date insurance coverage can remain in force and the date any remaining NET CASH SURRENDER VALUE will be payable.

MONTHLY ANNIVERSARY DAY -- The same date in each month as the POLICY date.

NET CASH SURRENDER VALUE -- The amount payable to the OWNER upon surrender of the POLICY. It is equal to the POLICY value minus any SURRENDER CHARGE, minus any outstanding loan and plus any unearned loan interest.


NET INVESTMENT RESULTS -- The NET INVESTMENT RESULTS are the changes in the unit values of the subaccounts from the previous valuation day to the current day. The NET INVESTMENT RESULTS are equal to the per unit change in the market value of each FUND'S or SERIES' assets, reduced by the per unit share of the asset management charge, any miscellaneous expenses incurred by the FUND or SERIES, and the mortality and expense risk charge for the period, and increased by the per unit share of any dividends credited to the subaccount by the FUND or SERIES during the period.


OPTION DATE -- Any date the POLICY terminates under the termination provision. The term OPTION DATE may also be used with certain riders.

OWNER (you, your) -- The person so designated in the application or as subsequently changed. If a POLICY has been absolutely assigned, the assignee is the OWNER. A collateral assignee is not the OWNER.

PLANNED PERIODIC PREMIUM -- A scheduled premium of a level amount at a fixed interval over a specified period of time.

POLICY -- The Flexible Premium Variable Life Insurance policy offered by Lincoln Life and described in this prospectus.

POLICY DATE -- The date set forth in the POLICY that is used to determine policy years and policy months. Policy anniversaries are measured from the POLICY DATE. The POLICY DATE is ordinarily the earlier of the date the full initial premium is received from the OWNER or the date on which the POLICY is approved for issue.

POLICY VALUE -- The sum of all values in the SEPARATE ACCOUNT and in the GENERAL ACCOUNT at any time, irrespective of outstanding loans or SURRENDER CHARGE.

PROCEEDS -- The amount payable on the MATURITY DATE, or on surrender of the POLICY, or after the death of any INSURED person. The PROCEEDS will be different on each of these events.

RECORD DATE -- The RECORD DATE is the date the POLICY is recorded on the books of Lincoln Life as an in-force policy. Ordinarily, the POLICY will be recorded as in-force within three business days after the later of the date WE receive the last outstanding requirement or the date of underwriting approval. The RECORD DATE controls the timing of the transfer of initial assets from the GENERAL ACCOUNT to the various SUBACCOUNTS.

SEPARATE ACCOUNT -- The Lincoln Life Flexible Premium Variable Life Account K, a SEPARATE ACCOUNT established by Lincoln Life to receive and invest net premiums paid under the POLICY.

SERIES -- Currently there are three SERIES available under the Delaware Group Premium Fund, Inc. in which the Separate Account may invest.

SPECIFIED AMOUNT -- The minimum death benefit payable under the POLICY so long as the POLICY remains in force. The death benefit PROCEEDS will be reduced by any outstanding loan and any due and unpaid charges, and increased by any unearned loan interest.

SUBACCOUNT -- A subdivision of the SEPARATE ACCOUNT. Each SUBACCOUNT invests exclusively in the shares of a specified FUND.

SURRENDER CHARGE -- A charge deducted from POLICY VALUE upon surrender of the POLICY or upon a voluntary reduction in SPECIFIED AMOUNT during the first 16 policy years or during the 16 years following a requested increase in SPECIFIED AMOUNT. The SURRENDER CHARGE is equal to the combination of the CONTINGENT DEFERRED SALES CHARGE and the CONTINGENT DEFERRED ADMINISTRATIVE CHARGE.

UNIT -- An accounting unit of measure used to calculate the value of an investment in a specified SUBACCOUNT.

UNIT VALUE -- The dollar value of a UNIT in a specified SUBACCOUNT on a specified valuation date.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1997

                                                         LINCOLN                     LINCOLN         LINCOLN
                                                         NATIONAL      LINCOLN       NATIONAL        NATIONAL
                                PERCENT                  AGGRESSIVE    NATIONAL      CAPITAL         EQUITY-
                                OF NET                   GROWTH        BOND          APPRECIATION    INCOME
                                ASSETS    COMBINED       ACCOUNT       ACCOUNT       ACCOUNT         ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at net asset
  value:
  - Lincoln National
    Aggressive Growth Fund,
    Inc.
    380,466 shares at $16.39
    per share (cost -
    $4,981,797)                    8.8%   $  6,234,093   $ 6,234,093
------------------------------
  - Lincoln National Bond
    Fund, Inc.
    109,242 shares at $12.86
    per share (cost -
    $1,301,614)                    2.0       1,404,912                 $ 1,404,912
------------------------------
  - Lincoln National Capital
    Appreciation Fund, Inc.
    489,650 shares at $17.53
    per share (cost -
    $6,972,391)                   12.1       8,583,768                                 $8,583,768
------------------------------
  - Lincoln National
    Equity-Income Fund, Inc.
    534,480 shares at $20.12
    per share (cost -
    $8,035,602)                   15.2      10,752,636                                               $ 10,752,636
------------------------------
  - Lincoln National Global
    Asset Allocation Fund,
    Inc.
    166,758 shares at $15.63
    per share (cost -
    $2,341,000)                    3.7       2,606,155
------------------------------
  - Lincoln National Growth
    and Income Fund, Inc.
    359,536 shares at $41.95
    per share (cost -
    $11,905,887)                  21.3      15,081,999
------------------------------
  - Lincoln National
    International Fund, Inc.
    349,833 shares at $14.67
    per share (cost -
    $4,834,177)                    7.3       5,133,013
------------------------------
  - Lincoln National Managed
    Fund, Inc.
    104,972 shares at $19.30
    per share (cost -
    $1,714,852)                    2.9       2,026,404
------------------------------
  - Lincoln National Money
    Market Fund, Inc.
    42,223 shares at $10.00
    per share (cost -
    $422,233)                      0.6         422,233
------------------------------
  - Lincoln National Social
    Awareness Fund, Inc.
    272,661 shares at $35.66
    per share (cost -
    $7,663,912)                   13.7       9,722,243
------------------------------
  - Lincoln National Special
    Opportunities Fund, Inc.
    205,036 shares at $35.06
    per share (cost -
    $5,876,175)                   10.2       7,187,676
------------------------------
  - Delaware Group Premium
    Fund, Inc.:
    Equity/Income Series
    47,841 shares at $18.80
    per share (cost -
    $829,769)                      1.3         899,414
------------------------------
  - Emerging Growth Series
    28,544 shares at $17.39
    per share (cost -
    $439,171)                      0.7         496,384
------------------------------
  - Global Bond Series
    10,836 shares at $10.50
    per share (cost -
    $113,778)                      0.2         113,781
------------------------------  -------   ------------   -----------   -----------   -------------   ------------
TOTAL INVESTMENTS AND TOTAL
    ASSETS
    (Cost - $57,432,358)         100.0      70,664,711     6,234,093     1,404,912      8,583,768      10,752,636
------------------------------
LIABILITY-Payable to Lincoln
    National Life Insurance
    Company                        0.0           1,229           107            25            148             187
------------------------------  -------   ------------   -----------   -----------   -------------   ------------
NET ASSETS                       100.0%   $ 70,663,482   $ 6,233,986   $ 1,404,887     $8,583,620    $ 10,752,449
------------------------------  -------   ------------   -----------   -----------   -------------   ------------
                                -------   ------------   -----------   -----------   -------------   ------------
UNITS OUTSTANDING                                          3,196,605     1,073,009      4,478,120       5,017,820
------------------------------                           -----------   -----------   -------------   ------------
NET ASSET VALUE PER UNIT                                 $     1.950   $     1.309     $    1.917    $      2.143
------------------------------                           -----------   -----------   -------------   ------------
                                                         -----------   -----------   -------------   ------------

See accompanying notes to financial statements.

                                LINCOLN         LINCOLN                                        LINCOLN      LINCOLN
                                NATIONAL        NATIONAL       LINCOLN          LINCOLN        NATIONAL     NATIONAL
                                GLOBAL ASSET    GROWTH AND     NATIONAL         NATIONAL       MONEY        SOCIAL
                                ALLOCATION      INCOME         INTERNATIONAL    MANAGED        MARKET       AWARENESS
                                ACCOUNT         ACCOUNT        ACCOUNT          ACCOUNT        ACCOUNT      ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at net asset
  value:
  - Lincoln National
    Aggressive Growth Fund,
    Inc.
    380,466 shares at $16.39
    per share (cost -
    $4,981,797)
------------------------------
  - Lincoln National Bond
    Fund, Inc.
    109,242 shares at $12.86
    per share (cost -
    $1,301,614)
------------------------------
  - Lincoln National Capital
    Appreciation Fund, Inc.
    489,650 shares at $17.53
    per share (cost -
    $6,972,391)
------------------------------
  - Lincoln National
    Equity-Income Fund, Inc.
    534,480 shares at $20.12
    per share (cost -
    $8,035,602)
------------------------------
  - Lincoln National Global
    Asset Allocation Fund,
    Inc.
    166,758 shares at $15.63
    per share (cost -
    $2,341,000)                   $2,606,155
------------------------------
  - Lincoln National Growth
    and Income Fund, Inc.
    359,536 shares at $41.95
    per share (cost -
    $11,905,887)                                $ 15,081,999
------------------------------
  - Lincoln National
    International Fund, Inc.
    349,833 shares at $14.67
    per share (cost -
    $4,834,177)                                                  $5,133,013
------------------------------
  - Lincoln National Managed
    Fund, Inc.
    104,972 shares at $19.30
    per share (cost -
    $1,714,852)                                                                 $  2,026,404
------------------------------
  - Lincoln National Money
    Market Fund, Inc.
    42,223 shares at $10.00
    per share (cost -
    $422,233)                                                                                  $  422,233
------------------------------
  - Lincoln National Social
    Awareness Fund, Inc.
    272,661 shares at $35.66
    per share (cost -
    $7,663,912)                                                                                             $  9,722,243
------------------------------
  - Lincoln National Special
    Opportunities Fund, Inc.
    205,036 shares at $35.06
    per share (cost -
    $5,876,175)
------------------------------
  - Delaware Group Premium
    Fund, Inc.:
    Equity/Income Series
    47,841 shares at $18.80
    per share (cost -
    $829,769)
------------------------------
  - Emerging Growth Series
    28,544 shares at $17.39
    per share (cost -
    $439,171)
------------------------------
  - Global Bond Series
    10,836 shares at $10.50
    per share (cost -
    $113,778)
------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
TOTAL INVESTMENTS AND TOTAL
    ASSETS
    (Cost - $57,432,358)           2,606,155      15,081,999      5,133,013        2,026,404      422,233      9,722,243
------------------------------
LIABILITY-Payable to Lincoln
    National Life Insurance
    Company                               46             263             90               35            7            169
------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET ASSETS                        $2,606,109    $ 15,081,736     $5,132,923     $  2,026,369   $  422,226   $  9,722,074
------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
                                -------------   ------------   --------------   ------------   ----------   ------------
UNITS OUTSTANDING                  1,535,399       6,833,682      4,090,760        1,149,186      359,951      3,824,404
------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET ASSET VALUE PER UNIT          $    1.697    $      2.207     $    1.255     $      1.763   $    1.173   $      2.542
------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
                                -------------   ------------   --------------   ------------   ----------   ------------

                                LINCOLN
                                NATIONAL
                                SPECIAL          EQUITY/      EMERGING     GLOBAL
                                OPPORTUNITIES    INCOME       GROWTH       BOND
                                ACCOUNT          ACCOUNT      ACCOUNT      ACCOUNT
------------------------------
ASSETS
  Investments at net asset
  value:
  - Lincoln National
    Aggressive Growth Fund,
    Inc.
    380,466 shares at $16.39
    per share (cost -
    $4,981,797)
------------------------------
  - Lincoln National Bond
    Fund, Inc.
    109,242 shares at $12.86
    per share (cost -
    $1,301,614)
------------------------------
  - Lincoln National Capital
    Appreciation Fund, Inc.
    489,650 shares at $17.53
    per share (cost -
    $6,972,391)
------------------------------
  - Lincoln National
    Equity-Income Fund, Inc.
    534,480 shares at $20.12
    per share (cost -
    $8,035,602)
------------------------------
  - Lincoln National Global
    Asset Allocation Fund,
    Inc.
    166,758 shares at $15.63
    per share (cost -
    $2,341,000)
------------------------------
  - Lincoln National Growth
    and Income Fund, Inc.
    359,536 shares at $41.95
    per share (cost -
    $11,905,887)
------------------------------
  - Lincoln National
    International Fund, Inc.
    349,833 shares at $14.67
    per share (cost -
    $4,834,177)
------------------------------
  - Lincoln National Managed
    Fund, Inc.
    104,972 shares at $19.30
    per share (cost -
    $1,714,852)
------------------------------
  - Lincoln National Money
    Market Fund, Inc.
    42,223 shares at $10.00
    per share (cost -
    $422,233)
------------------------------
  - Lincoln National Social
    Awareness Fund, Inc.
    272,661 shares at $35.66
    per share (cost -
    $7,663,912)
------------------------------
  - Lincoln National Special
    Opportunities Fund, Inc.
    205,036 shares at $35.06
    per share (cost -
    $5,876,175)                   $7,187,676
------------------------------
  - Delaware Group Premium
    Fund, Inc.:
    Equity/Income Series
    47,841 shares at $18.80
    per share (cost -
    $829,769)                                    $  899,414
------------------------------
  - Emerging Growth Series
    28,544 shares at $17.39
    per share (cost -
    $439,171)                                                 $  496,384
------------------------------
  - Global Bond Series
    10,836 shares at $10.50
    per share (cost -
    $113,778)                                                              $  113,781
------------------------------  --------------   ----------   ----------   ----------
TOTAL INVESTMENTS AND TOTAL
    ASSETS
    (Cost - $57,432,358)           7,187,676        899,414      496,384      113,781
------------------------------
LIABILITY-Payable to Lincoln
    National Life Insurance
    Company                              124             17            9            2
------------------------------  --------------   ----------   ----------   ----------
NET ASSETS                        $7,187,552     $  899,397   $  496,375   $  113,779
------------------------------  --------------   ----------   ----------   ----------
                                --------------   ----------   ----------   ----------
UNITS OUTSTANDING                  3,562,581        611,898      414,153      101,980
------------------------------  --------------   ----------   ----------   ----------
NET ASSET VALUE PER UNIT          $    2.018     $    1.470   $    1.199   $    1.116
------------------------------  --------------   ----------   ----------   ----------
                                --------------   ----------   ----------   ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
STATEMENTS OF OPERATIONS

                                             LINCOLN               LINCOLN         LINCOLN
                                             NATIONAL  LINCOLN     NATIONAL        NATIONAL
                                             AGGRESSIVE NATIONAL   CAPITAL         EQUITY-
                                             GROWTH    BOND        APPRECIATION    INCOME
                                COMBINED     ACCOUNT   ACCOUNT     ACCOUNT         ACCOUNT
----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Net Investment Income:
  - Dividends from investment
    income                      $   101,581  $    234   $13,846      $    7,021    $    24,214
------------------------------
  - Dividends from net
    realized gain on
    investments                      38,968        --        --              --          2,304
------------------------------
  - Mortality and expense
    guarantees                      (33,482)   (3,564)   (1,258)         (4,913)        (6,573)
------------------------------  -----------  --------  ---------   -------------   -----------
NET INVESTMENT INCOME (LOSS)        107,067    (3,330)   12,588           2,108         19,945
------------------------------
Net realized and unrealized
    gain on investments:
  - Net realized gain on
    investments                      38,900     7,569     1,104           3,796          7,164
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                   1,082,468   162,670    20,865         194,245        270,358
------------------------------  -----------  --------  ---------   -------------   -----------
NET GAIN ON INVESTMENTS           1,121,368   170,239    21,969         198,041        277,522
------------------------------  -----------  --------  ---------   -------------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS   $ 1,228,435  $166,909   $34,557      $  200,149    $   297,467
------------------------------  -----------  --------  ---------   -------------   -----------
                                -----------  --------  ---------   -------------   -----------
YEAR ENDED DECEMBER 31, 1996
Net Investment Income:
  - Dividends from investment
    income                      $   386,777  $    874   $44,169      $   27,316    $    72,917
------------------------------
  - Dividends from net
    realized gain on
    investments                     486,335    27,277        --          83,521         40,158
------------------------------
  - Mortality and expense
    guarantees                     (137,790)  (14,319)   (4,377)        (17,494)       (23,371)
------------------------------  -----------  --------  ---------   -------------   -----------
NET INVESTMENT INCOME (LOSS)        735,322    13,832    39,792          93,343         89,704
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain (loss)
    on investments                  108,526    28,277      (373)         23,484         14,398
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                   2,619,503   282,076   (14,439)        315,350        602,026
------------------------------  -----------  --------  ---------   -------------   -----------
NET GAIN (LOSS) ON INVESTMENTS    2,728,029   310,353   (14,812)        338,834        616,424
------------------------------  -----------  --------  ---------   -------------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS   $ 3,463,351  $324,185   $24,980      $  432,177    $   706,128
------------------------------  -----------  --------  ---------   -------------   -----------
                                -----------  --------  ---------   -------------   -----------
YEAR ENDED DECEMBER 31, 1997
Net Investment Income:
  - Dividends from investment
    income                      $    53,730  $     --   $    --      $       --    $        --
------------------------------
  - Dividends from net
    realized gain on
    investments                   1,532,452   174,545        --         171,653        142,580
------------------------------
  - Mortality and expense
    guarantees                     (332,703)  (30,497)   (7,224)        (42,257)       (50,684)
------------------------------  -----------  --------  ---------   -------------   -----------
NET INVESTMENT INCOME (LOSS)      1,253,479   144,048    (7,224)        129,396         91,896
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain on
    investments                     368,856    44,086     8,847         110,408         50,322
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                   9,532,579   806,648    97,134       1,101,219      1,846,041
------------------------------  -----------  --------  ---------   -------------   -----------
NET GAIN (LOSS) ON INVESTMENTS    9,901,435   850,734   105,981       1,211,627      1,896,363
------------------------------  -----------  --------  ---------   -------------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS   $11,154,914  $994,782   $98,757      $1,341,023    $ 1,988,259
------------------------------  -----------  --------  ---------   -------------   -----------
                                -----------  --------  ---------   -------------   -----------

See accompanying notes to financial statements.

                                LINCOLN         LINCOLN                                       LINCOLN     LINCOLN
                                NATIONAL        NATIONAL       LINCOLN          LINCOLN       NATIONAL    NATIONAL
                                GLOBAL ASSET    GROWTH AND     NATIONAL         NATIONAL      MONEY       SOCIAL
                                ALLOCATION      INCOME         INTERNATIONAL    MANAGED       MARKET      AWARENESS
                                ACCOUNT         ACCOUNT        ACCOUNT          ACCOUNT       ACCOUNT     ACCOUNT
---------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Net Investment Income:
  - Dividends from investment
    income                         $  5,461     $   20,504        $  4,574      $     4,901    $ 5,094    $     2,674
------------------------------
  - Dividends from net
    realized gain on
    investments                          --         12,785          17,410               78         --          1,063
------------------------------
  - Mortality and expense
    guarantees                       (1,022)        (4,807)         (6,019)            (718)      (551)          (755)
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INVESTMENT INCOME (LOSS)          4,439         28,482          15,965            4,261      4,543          2,982
------------------------------
Net realized and unrealized
    gain on investments:
  - Net realized gain on
    investments                       2,773          5,054             329            2,686         --          4,943
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                      27,692        178,517          87,906           20,649         --         30,648
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET GAIN ON INVESTMENTS              30,465        183,571          88,235           23,335         --         35,591
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS      $ 34,904     $  212,053        $104,200      $    27,596    $ 4,543    $    38,573
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
                                -------------   ------------   --------------   -----------   ---------   -----------
YEAR ENDED DECEMBER 31, 1996
Net Investment Income:
  - Dividends from investment
    income                         $ 19,412     $   94,720        $ 13,950      $    26,833    $16,811    $    21,248
------------------------------
  - Dividends from net
    realized gain on
    investments                      22,121        144,014          13,451           24,926         --         28,882
------------------------------
  - Mortality and expense
    guarantees                       (4,225)       (26,923)        (16,707)          (4,027)    (2,157)        (8,676)
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INVESTMENT INCOME (LOSS)         37,308        211,811          10,694           47,732     14,654         41,454
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain (loss)
    on investments                    2,524         10,705           9,573            1,539         --          9,770
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                      62,979        548,670         218,384           33,923         --        312,476
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET GAIN (LOSS) ON INVESTMENTS       65,503        559,375         227,957           35,462         --        322,246
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS      $102,811     $  771,186        $238,651      $    83,194    $14,654    $   363,700
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
                                -------------   ------------   --------------   -----------   ---------   -----------
YEAR ENDED DECEMBER 31, 1997
Net Investment Income:
  - Dividends from investment
    income                         $     --     $        2        $     --      $        --    $41,796    $         7
------------------------------
  - Dividends from net
    realized gain on
    investments                     112,611        246,190         182,321           29,639         --        175,297
------------------------------
  - Mortality and expense
    guarantees                      (12,021)       (68,630)        (28,805)          (9,761)    (5,349)       (38,799)
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INVESTMENT INCOME (LOSS)        100,590        177,562         153,516           19,878     36,447        136,505
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain on
    investments                       7,315         37,101          35,621            9,791         --         29,216
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                     174,551      2,448,699          (5,427)         257,046         --      1,715,418
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET GAIN (LOSS) ON INVESTMENTS      181,866      2,485,800          30,194          266,837         --      1,744,634
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS      $282,456     $2,663,362        $183,710      $   286,715    $36,447    $ 1,881,139
------------------------------  -------------   ------------   --------------   -----------   ---------   -----------
                                -------------   ------------   --------------   -----------   ---------   -----------

                                LINCOLN
                                NATIONAL
                                SPECIAL          EQUITY/     EMERGING    GLOBAL
                                OPPORTUNITIES    INCOME      GROWTH      BOND
                                ACCOUNT          ACCOUNT     ACCOUNT     ACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 1995
Net Investment Income:
  - Dividends from investment
    income                        $   13,058     $      --    $    --     $   --
------------------------------
  - Dividends from net
    realized gain on
    investments                        5,328            --         --         --
------------------------------
  - Mortality and expense
    guarantees                        (3,302)           --         --         --
------------------------------  --------------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)          15,084            --         --         --
------------------------------
Net realized and unrealized
    gain on investments:
  - Net realized gain on
    investments                        3,482            --         --         --
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                       88,918            --         --         --
------------------------------  --------------   ---------   ---------   --------
NET GAIN ON INVESTMENTS               92,400            --         --         --
------------------------------  --------------   ---------   ---------   --------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS     $  107,484     $      --    $    --     $   --
------------------------------  --------------   ---------   ---------   --------
                                --------------   ---------   ---------   --------
YEAR ENDED DECEMBER 31, 1996
Net Investment Income:
  - Dividends from investment
    income                        $   47,611     $     391    $    --     $  525
------------------------------
  - Dividends from net
    realized gain on
    investments                      101,985            --         --         --
------------------------------
  - Mortality and expense
    guarantees                       (15,054)         (129)      (231)      (100)
------------------------------  --------------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)         134,542           262       (231)       425
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain (loss)
    on investments                     8,159           427       (127)       170
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                      249,872         4,450      1,545      2,191
------------------------------  --------------   ---------   ---------   --------
NET GAIN (LOSS) ON INVESTMENTS       258,031         4,877      1,418      2,361
------------------------------  --------------   ---------   ---------   --------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS     $  392,573     $   5,139    $ 1,187     $2,786
------------------------------  --------------   ---------   ---------   --------
                                --------------   ---------   ---------   --------
YEAR ENDED DECEMBER 31, 1997
Net Investment Income:
  - Dividends from investment
    income                        ($       5)    $   7,799    $   413     $3,718
------------------------------
  - Dividends from net
    realized gain on
    investments                      284,282        11,393      1,489        452
------------------------------
  - Mortality and expense
    guarantees                       (33,567)       (2,569)    (1,963)      (577)
------------------------------  --------------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)         250,710        16,623        (61)     3,593
------------------------------
Net realized and unrealized
    gain (loss) on
    investments:
  - Net realized gain on
    investments                       22,670         1,854     11,588         37
------------------------------
  - Net change in unrealized
    appreciation or
    depreciation on
    investments                      972,575        65,195     55,668     (2,188)
------------------------------  --------------   ---------   ---------   --------
NET GAIN (LOSS) ON INVESTMENTS       995,245        67,049     67,256     (2,151)
------------------------------  --------------   ---------   ---------   --------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS     $1,245,955     $  83,672    $67,195     $1,442
------------------------------  --------------   ---------   ---------   --------
                                --------------   ---------   ---------   --------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
STATEMENTS OF CHANGES IN NET ASSETS

                                                      LINCOLN                 LINCOLN         LINCOLN
                                                      NATIONAL    LINCOLN     NATIONAL        NATIONAL
                                                      AGGRESSIVE  NATIONAL    CAPITAL         EQUITY-
                                                      GROWTH      BOND        APPRECIATION    INCOME
                                         COMBINED     ACCOUNT     ACCOUNT     ACCOUNT         ACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1995            $ 1,203,385  $  125,792  $   51,089    $  161,315    $    256,790
Changes from operations:
  - Net investment income (loss)             107,067      (3,330)     12,588         2,108          19,945
---------------------------------------
  - Net realized gain on investments          38,900       7,569       1,104         3,796           7,164
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                            1,082,468     162,670      20,865       194,245         270,358
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                        1,228,435     166,909      34,557       200,149         297,467
---------------------------------------
Net increase from unit transactions        9,610,893   1,047,415     360,859     1,265,087       1,698,228
---------------------------------------  -----------  ----------  ----------  -------------   ------------
TOTAL INCREASE IN NET ASSETS              10,839,328   1,214,324     395,416     1,465,236       1,995,695
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET ASSETS AT DECEMBER 31, 1995           12,042,713   1,340,116     446,505     1,626,551       2,252,485
Changes from operations:
  - Net investment income (loss)             735,322      13,832      39,792        93,343          89,704
---------------------------------------
  - Net realized gain (loss) on
    investments                              108,526      28,277        (373)       23,484          14,398
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                            2,619,503     282,076     (14,439)      315,350         602,026
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                        3,463,351     324,185      24,980       432,177         706,128
---------------------------------------
Net increase from unit transactions       19,203,948   1,796,894     472,875     2,347,846       2,456,873
---------------------------------------  -----------  ----------  ----------  -------------   ------------
TOTAL INCREASE IN NET ASSETS              22,667,299   2,121,079     497,855     2,780,023       3,163,001
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET ASSETS AT DECEMBER 31, 1996           34,710,012   3,461,195     944,360     4,406,574       5,415,486
Changes from operations:
  - Net investment income (loss)           1,253,479     144,048      (7,224)      129,396          91,896
---------------------------------------
  - Net realized gain on investments         368,856      44,086       8,847       110,408          50,322
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                            9,532,579     806,648      97,134     1,101,219       1,846,041
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                       11,154,914     994,782      98,757     1,341,023       1,988,259
---------------------------------------
Net increase (decrease) from unit
    transactions                          24,798,556   1,778,009     361,770     2,836,023       3,348,704
---------------------------------------  -----------  ----------  ----------  -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   35,953,470   2,772,791     460,527     4,177,046       5,336,963
---------------------------------------  -----------  ----------  ----------  -------------   ------------
NET ASSETS AT DECEMBER 31, 1997          $70,663,482  $6,233,986  $1,404,887    $8,583,620    $ 10,752,449
---------------------------------------  -----------  ----------  ----------  -------------   ------------
                                         -----------  ----------  ----------  -------------   ------------

See accompanying notes to financial statements.

                                         LINCOLN         LINCOLN                                        LINCOLN      LINCOLN
                                         NATIONAL        NATIONAL       LINCOLN          LINCOLN        NATIONAL     NATIONAL
                                         GLOBAL ASSET    GROWTH AND     NATIONAL         NATIONAL       MONEY        SOCIAL
                                         ALLOCATION      INCOME         INTERNATIONAL    MANAGED        MARKET       AWARENESS
                                         ACCOUNT         ACCOUNT        ACCOUNT          ACCOUNT        ACCOUNT      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1995              $   43,333    $    168,500     $  258,660     $     31,853   $   14,256   $     18,113
Changes from operations:
  - Net investment income (loss)                4,439          28,482         15,965            4,261        4,543          2,982
---------------------------------------
  - Net realized gain on investments            2,773           5,054            329            2,686           --          4,943
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                27,692         178,517         87,906           20,649           --         30,648
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                            34,904         212,053        104,200           27,596        4,543         38,573
---------------------------------------
Net increase from unit transactions           258,459       1,674,531      1,459,803          288,488      155,292        333,155
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
TOTAL INCREASE IN NET ASSETS                  293,363       1,886,584      1,564,003          316,084      159,835        371,728
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET ASSETS AT DECEMBER 31, 1995               336,696       2,055,084      1,822,663          347,937      174,091        389,841
Changes from operations:
  - Net investment income (loss)               37,308         211,811         10,694           47,732       14,654         41,454
---------------------------------------
  - Net realized gain (loss) on
    investments                                 2,524          10,705          9,573            1,539            0          9,770
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                62,979         548,670        218,384           33,923            0        312,476
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                           102,811         771,186        238,651           83,194       14,654        363,700
---------------------------------------
Net increase from unit transactions           810,974       4,065,327      1,561,336          618,878      482,943      2,235,088
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
TOTAL INCREASE IN NET ASSETS                  913,785       4,836,513      1,799,987          702,072      497,597      2,598,788
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET ASSETS AT DECEMBER 31, 1996             1,250,481       6,891,597      3,622,650        1,050,009      671,688      2,988,629
Changes from operations:
  - Net investment income (loss)              100,590         177,562        153,516           19,878       36,447        136,505
---------------------------------------
  - Net realized gain on investments            7,315          37,101         35,621            9,791           --         29,216
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                               174,551       2,448,699         (5,427)         257,046           --      1,715,418
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                           282,456       2,663,362        183,710          286,715       36,447      1,881,139
---------------------------------------
Net increase (decrease) from unit
    transactions                            1,073,172       5,526,777      1,326,563          689,645     (285,909)     4,852,306
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     1,355,628       8,190,139      1,510,273          976,360     (249,462)     6,733,445
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
NET ASSETS AT DECEMBER 31, 1997            $2,606,109    $ 15,081,736     $5,132,923     $  2,026,369   $  422,226   $  9,722,074
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
                                         -------------   ------------   --------------   ------------   ----------   ------------

                                         LINCOLN
                                         NATIONAL
                                         SPECIAL          EQUITY/      EMERGING     GLOBAL
                                         OPPORTUNITIES    INCOME       GROWTH       BOND
                                         ACCOUNT          ACCOUNT      ACCOUNT      ACCOUNT
---------------------------------------
NET ASSETS AT JANUARY 1, 1995              $   73,684     $       --   $       --   $       --
Changes from operations:
  - Net investment income (loss)               15,084             --           --           --
---------------------------------------
  - Net realized gain on investments            3,482             --           --           --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                88,918             --           --           --
---------------------------------------  --------------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                           107,484             --           --           --
---------------------------------------
Net increase from unit transactions         1,069,576             --           --           --
---------------------------------------  --------------   ----------   ----------   ----------
TOTAL INCREASE IN NET ASSETS                1,177,060             --           --           --
---------------------------------------  --------------   ----------   ----------   ----------
NET ASSETS AT DECEMBER 31, 1995             1,250,744             --           --           --
Changes from operations:
  - Net investment income (loss)              134,542            262         (231)         425
---------------------------------------
  - Net realized gain (loss) on
    investments                                 8,159            427         (127)         170
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                               249,872          4,450        1,545        2,191
---------------------------------------  --------------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                           392,573          5,139        1,187        2,786
---------------------------------------
Net increase from unit transactions         2,130,598         94,828      101,005       28,483
---------------------------------------  --------------   ----------   ----------   ----------
TOTAL INCREASE IN NET ASSETS                2,523,171         99,967      102,192       31,269
---------------------------------------  --------------   ----------   ----------   ----------
NET ASSETS AT DECEMBER 31, 1996             3,773,915         99,967      102,192       31,269
Changes from operations:
  - Net investment income (loss)              250,710         16,623          (61)       3,593
---------------------------------------
  - Net realized gain on investments           22,670          1,854       11,588           37
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                               972,575         65,195       55,668       (2,188)
---------------------------------------  --------------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                         1,245,955         83,672       67,195        1,442
---------------------------------------
Net increase (decrease) from unit
    transactions                            2,167,682        715,758      326,988       81,068
---------------------------------------  --------------   ----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     3,413,637        799,430      394,183       82,510
---------------------------------------  --------------   ----------   ----------   ----------
NET ASSETS AT DECEMBER 31, 1997            $7,187,552     $  899,397   $  496,375   $  113,779
---------------------------------------  --------------   ----------   ----------   ----------
                                         --------------   ----------   ----------   ----------

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1. ACCOUNTING POLICIES

THE SEPARATE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account K (Separate Account) was established as a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) on March 9, 1994. The Separate Account was registered on May 2, 1994, under the Investment Company Act of 1940, as amended, as a unit investment trust, and commenced investment activity on May 17, 1994.

INVESTMENTS: The Separate Account invests in Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., and the Delaware Group Premium Fund, Inc. which consists of three series: Equity/Income Series, Emerging Growth Series, and Global Bond Series (Funds). Investments in the Funds are stated at the closing net asset values per share on December 31, 1997. The Funds are register as open-ended management investment companies.

Investment transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average-cost method.

DIVIDENDS: Dividends paid to the Separate Account are automatically reinvested in shares of the Funds on the payable date.

FEDERAL INCOME TAXES: Operations of the Separate Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Separate Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE RISK CHARGE AND OTHER TRANSACTIONS WITH AFFILIATE

PERCENT OF PREMIUM CHARGE: Prior to allocation of net premiums to the Separate Account, premiums paid are reduced by a percent of premium charge equal to 3.95% of the premium. Amounts retained during 1997, 1996 and 1995 by Lincoln Life for such charges were $622,721, $253,616, and $235,219, respectively.


SEPARATE ACCOUNT CHARGES: Amounts are charged daily to the Separate Account by Lincoln Life for a mortality and expense risk charge at a current annual rate of
 .68% of the average daily net asset value of the Separate Account. These charges are made in return for Lincoln Life's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.


OTHER CHARGES: Other charges which are paid to Lincoln Life by redeeming Separate Account units are for monthly administrative charges, the cost of insurance, transfer and withdrawal charges, and contingent surrender charges. These other charges for 1997, 1996 and 1995 amounted to $6,516,490, $3,471,519, and $1,085,945, respectively.

The monthly administrative charge amounts to $7.50 for each policy in force and is intended to compensate Lincoln Life for continuing administration of the policies, premium billing, overhead expenses, and other miscellaneous expenses.

Lincoln Life assumes the responsibility for providing the insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and the current death benefit. The cost of insurance can vary from month to month since the determination of both the insurance rate and the current death benefit depends upon a number of variables as described in the Separate Account's prospectus.


The transfer charge amounts to $10 each time a policyowner transfers funds from one account to another; however, the transfer charge is currently being waived for all transfers. The withdrawal charge is equal to 3% of the amount withdrawn for the first 10 years of the policy; and is equal to $10 thereafter.



Surrender charges are deducted if the policy is surrendered during the first sixteen policy years. Surrender charges in the first five years are approximately 132% of the required base minimum annual premium. Surrender charges in years six through sixteen decrease by policy year to 0% in the seventeenth year. Surrender charges are assessed separately on the initial specified policy amount and subsequent increases to the specified policy amount. The amount of the surrender charge assessed on increases to the specified policy amount would be equal to the surrender charge that would apply to a new policy.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS CONTINUED
3. NET ASSETS
Net Assets at December 31, 1997 consisted of the following:

                                                      LINCOLN                 LINCOLN         LINCOLN
                                                      NATIONAL    LINCOLN     NATIONAL        NATIONAL
                                                      AGGRESSIVE  NATIONAL    CAPITAL         EQUITY-
                                                      GROWTH      BOND        APPRECIATION    INCOME
                                         COMBINED     ACCOUNT     ACCOUNT     ACCOUNT         ACCOUNT
----------------------------------------------------------------------------------------------------------
Unit Transactions                        $54,816,817  $4,747,253  $1,246,425    $6,609,555    $  7,761,508
---------------------------------------
Accumulated net investment income
    (loss)                                 2,098,204     154,504      45,599       225,002         202,028
---------------------------------------
Accumulated net realized gain on
    investments                              516,108      79,933       9,565       137,686          71,879
---------------------------------------
Net unrealized appreciation on
    investments                           13,232,353   1,252,296     103,298     1,611,377       2,717,034
---------------------------------------  -----------  ----------  ----------  -------------   ------------
                                         $70,663,482  $6,233,986  $1,404,887    $8,583,620    $ 10,752,449
                                         -----------  ----------  ----------  -------------   ------------
                                         -----------  ----------  ----------  -------------   ------------

                                         LINCOLN         LINCOLN                                        LINCOLN      LINCOLN
                                         NATIONAL        NATIONAL       LINCOLN          LINCOLN        NATIONAL     NATIONAL
                                         GLOBAL ASSET    GROWTH AND     NATIONAL         NATIONAL       MONEY        SOCIAL
                                         ALLOCATION      INCOME         INTERNATIONAL    MANAGED        MARKET       AWARENESS
                                         ACCOUNT         ACCOUNT        ACCOUNT          ACCOUNT        ACCOUNT      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Unit Transactions                          $2,185,882    $ 11,434,504     $4,608,602     $  1,628,741   $  366,130   $  7,438,863
---------------------------------------
Accumulated net investment income
    (loss)                                    142,481         418,268        179,976           72,062       56,096        181,014
---------------------------------------
Accumulated net realized gain on
    investments                                12,591          52,852         45,509           14,014           --         43,866
---------------------------------------
Net unrealized appreciation on
    investments                               265,155       3,176,112        298,836          311,552           --      2,058,331
---------------------------------------  -------------   ------------   --------------   ------------   ----------   ------------
                                           $2,606,109    $ 15,081,736     $5,132,923     $  2,026,369   $  422,226   $  9,722,074
                                         -------------   ------------   --------------   ------------   ----------   ------------
                                         -------------   ------------   --------------   ------------   ----------   ------------

                                         LINCOLN
                                         NATIONAL
                                         SPECIAL          EQUITY/      EMERGING     GLOBAL
                                         OPPORTUNITIES    INCOME       GROWTH       BOND
                                         ACCOUNT          ACCOUNT      ACCOUNT      ACCOUNT
---------------------------------------
Unit Transactions                          $5,441,224     $  810,586   $  427,993   $  109,551
---------------------------------------
Accumulated net investment income
    (loss)                                    400,563         16,885         (292)       4,018
---------------------------------------
Accumulated net realized gain on
    investments                                34,264          2,281       11,461          207
---------------------------------------
Net unrealized appreciation on
    investments                             1,311,501         69,645       57,213            3
---------------------------------------  --------------   ----------   ----------   ----------
                                           $7,187,552     $  899,397   $  496,375   $  113,779
                                         --------------   ----------   ----------   ----------
                                         --------------   ----------   ----------   ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                         YEAR ENDED               YEAR ENDED               YEAR ENDED
                                         DECEMBER 31, 1997        DECEMBER 31, 1996        DECEMBER 31, 1995
                                         UNITS       AMOUNT       UNITS       AMOUNT       UNITS      AMOUNT
----------------------------------------------------------------------------------------------------------------
LINCOLN NATIONAL AGGRESSIVE GROWTH ACCOUNT:
Purchases                                 1,857,662  $ 3,244,854   1,986,444  $ 2,987,630  1,159,747  $1,427,495
---------------------------------------
Redemptions                                (831,938)  (1,466,845)   (792,146)  (1,190,736)  (305,953)   (380,080)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          1,025,724    1,778,009   1,194,298    1,796,894    853,794   1,047,415
LINCOLN NATIONAL BOND ACCOUNT:
Purchases                                   666,395      830,597     693,235      807,378    424,613     471,334
---------------------------------------
Redemptions                                (376,407)    (468,827)   (286,906)    (334,503)   (99,138)   (110,475)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                            289,988      361,770     406,329      472,875    325,475     360,859
LINCOLN NATIONAL CAPITAL APPRECIATION ACCOUNT:
Purchases                                 2,767,136    4,881,183   2,493,097    3,622,132  1,370,722   1,602,221
---------------------------------------
Redemptions                              (1,149,846)  (2,045,160)   (877,059)  (1,274,286)  (283,683)   (337,134)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          1,617,290    2,836,023   1,616,038    2,347,846  1,087,039   1,265,087
LINCOLN NATIONAL EQUITY-INCOME ACCOUNT:
Purchases                                 2,753,656    5,292,565   2,536,624    3,788,423  1,894,714   2,316,819
---------------------------------------
Redemptions                              (1,015,473)  (1,943,861)   (894,662)  (1,331,550)  (506,306)   (618,591)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          1,738,183    3,348,704   1,641,962    2,456,873  1,388,408   1,698,228
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION ACCOUNT:
Purchases                                 1,006,631    1,617,933     817,949    1,094,430    337,111     383,453
---------------------------------------
Redemptions                                (345,299)    (544,761)   (214,270)    (283,456)  (109,622)   (124,994)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                            661,332    1,073,172     603,679      810,974    227,489     258,459
LINCOLN NATIONAL GROWTH AND INCOME ACCOUNT:
Purchases                                 4,237,766    8,383,967   3,852,907    5,990,307  1,673,828   2,191,176
---------------------------------------
Redemptions                              (1,462,992)  (2,857,190) (1,234,826)  (1,924,980)  (395,844)   (516,645)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          2,774,774    5,526,777   2,618,081    4,065,327  1,277,984   1,674,531
INTERNATIONAL ACCOUNT:
Purchases                                 2,284,323    2,890,808   2,367,582    2,701,296  1,898,555   1,960,609
---------------------------------------
Redemptions                              (1,234,513)  (1,564,245)   (997,656)  (1,139,960)  (483,694)   (500,806)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          1,049,810    1,326,563   1,369,926    1,561,336  1,414,861   1,459,803
LINCOLN NATIONAL MANAGED ACCOUNT:
Purchases                                   711,229    1,140,785     809,601    1,098,752    304,840     370,882
---------------------------------------
Redemptions                                (282,214)    (451,140)   (356,357)    (479,874)   (69,401)    (82,394)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                            429,015      689,645     453,244      618,878    235,439     288,488
LINCOLN NATIONAL MONEY MARKET ACCOUNT:
Purchases                                 2,288,211    2,625,533   1,041,082    1,150,176    388,505     409,737
---------------------------------------
Redemptions                              (2,526,367)  (2,911,442)   (604,852)    (667,233)  (240,559)   (254,445)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                           (238,156)    (285,909)    436,230      482,943    147,946     155,292
LINCOLN NATIONAL SOCIAL AWARENESS ACCOUNT:
Purchases                                 3,142,231    6,904,574   1,848,868    3,083,622    338,743     453,053
---------------------------------------
Redemptions                                (923,437)  (2,052,268)   (512,433)    (848,534)   (87,411)   (119,898)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          2,218,794    4,852,306   1,336,435    2,235,088    251,332     333,155

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         YEAR ENDED               YEAR ENDED               YEAR ENDED
                                         DECEMBER 31, 1997        DECEMBER 31, 1996        DECEMBER 31, 1995
                                         UNITS       AMOUNT       UNITS       AMOUNT       UNITS      AMOUNT
----------------------------------------------------------------------------------------------------------------
LINCOLN NATIONAL SPECIAL OPPORTUNITIES ACCOUNT:
Purchases                                 2,055,847    3,733,833   2,301,459    3,348,686  1,097,775   1,395,688
---------------------------------------
Redemptions                                (874,099)  (1,566,151)   (838,052)  (1,218,088)  (251,286)   (326,112)
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                          1,181,748    2,167,682   1,463,407    2,130,598    846,489   1,069,576
EQUITY/INCOME SERIES:
Purchases                                   593,507      812,121     106,501      114,357         --          --
---------------------------------------
Redemptions                                 (70,154)     (96,363)    (17,956)     (19,529)        --          --
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                            523,353      715,758      88,545       94,828         --          --
EMERGING GROWTH SERIES:
Purchases                                   507,645      542,737     173,113      170,450         --          --
---------------------------------------
Redemptions                                (196,333)    (215,749)    (70,272)     (69,445)        --          --
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                            311,312      326,988     102,841      101,005         --          --
GLOBAL BOND SERIES:
Purchases                                    88,945       97,755      30,851       31,500         --          --
---------------------------------------
Redemptions                                 (15,057)     (16,687)     (2,759)      (3,017)        --          --
---------------------------------------  ----------  -----------  ----------  -----------  ---------  ----------
                                             73,888       81,068      28,092       28,483         --          --
                                                     -----------              -----------             ----------
NET INCREASE FROM UNIT TRANSACTIONS                  $24,798,556              $19,203,948             $9,610,893
                                                     -----------              -----------             ----------
                                                     -----------              -----------             ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS CONTINUED
5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1997:

                                         AGGREGATE    AGGREGATE
                                         COST OF      PROCEEDS
                                         PURCHASES    FROM SALES
----------------------------------------------------------------
Lincoln National Aggressive Growth
    Account                              $ 2,166,627  $  245,392
---------------------------------------
Lincoln National Bond Account                623,105     224,876
---------------------------------------
Lincoln National Capital Appreciation
    Account                                3,636,877     646,304
---------------------------------------
Lincoln National Equity-Income Account     3,746,927     236,104
---------------------------------------
Lincoln National Global Asset
    Allocation Account                     1,369,051     176,481
---------------------------------------
Lincoln National Growth and Income
    Account                                6,076,897     281,216
---------------------------------------
Lincoln National International Account     1,919,057     426,829
---------------------------------------
Lincoln National Managed Account             832,036      96,200
---------------------------------------
Lincoln National Money Market Account      2,014,573   2,247,521
---------------------------------------
Lincoln National Social Awareness
    Account                                5,245,111     236,424
---------------------------------------
Lincoln National Special Opportunities
    Account                                2,716,197     252,043
---------------------------------------
Equity/Income Account                        762,602      30,251
---------------------------------------
Emerging Growth Account                      464,642     137,761
---------------------------------------
Global Bond Account                           92,273       7,542
---------------------------------------  -----------  ----------
                                         $31,665,975  $5,244,944
                                         -----------  ----------
                                         -----------  ----------

6. ADDITIONAL INVESTMENT OPTIONS

Effective May 1996, three investment options were added to the Separate Account. The options include the Delaware Group Premium Funds, Inc. which consist of the Equity/Income Series, Emerging Growth Series and the Global Bond Series.

7. DAILY VALUATION CALCULATIONS


Effective October 1996, the daily unit value calculation process was transferred from Lincoln Life to the Delaware Group, an affiliate of Lincoln Life. Costs associated with the calculation of the unit value are paid by Lincoln Life.


8. CHANGE IN MANAGEMENT


Effective August 29, 1996, Clay Finlay Inc., Subadvisor of the Lincoln National International Fund Inc., accepted an offer to sell their ownership interest in the firm to United Asset Management, a New York Stock Exchange ("NYSE") listed company. In October 1996, variable contractholders, via proxy solicitation, instructed Lincoln Life to vote to retain Clay Finlay as the Subadvisor of the Lincoln National International Fund.


The shares were voted as follows:

  - 91.56% for retaining Clay Finlay,

  - 3.26% against retaining Clay Finlay,

  - 5.18% abstained

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln National Life Insurance Company and
Policyowners of Lincoln National Flexible Premium Variable Life
Account K


We have audited the accompanying statement of assets and liability of Lincoln National Flexible Premium Variable Life Account K (Separate Account) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Flexible Premium Variable Life Account K at December 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                                 [SIGNATURE]

Fort Wayne, Indiana
April 8, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

PREFACE TO THE MULTI FUND-REGISTERED TRADEMARK- PROSPECTUSES

THE PREFACE AND DIRECTORY ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING
FUNDS:

Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)

Shares of all the FUNDS are sold to Lincoln National Life Insurance Co. (LINCOLN
LIFE) for allocation to its Variable Annuity Account C (THE VARIABLE ANNUITY ACCOUNT [VAA]) to fund VARIABLE ANNUITY CONTRACTS and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a VARIABLE ACCOUNT. For each FUND listed above, see Description of the fund in its Prospectus for a statement of that FUND'S investment objective. Each of these FUNDS is referred to individually as a FUND; collectively, as the FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each FUND that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.


A separate STATEMENT OF ADDITIONAL INFORMATION (SAI) for each FUND has been filed with the SEC. By this reference, each SAI, dated May 1, 1998, is incorporated into the Prospectus of the FUND with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).



The Financial Highlights table of each FUND contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the FUND'S 1997 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).


NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.


Prospectuses dated May 1, 1998

DIRECTORY FOR THE FUND PROSPECTUSES

SUBJECT                                          PAGE
--------------------------------------------------------
PREFACE                                              F-1
DESCRIPTION OF THE FUND
Aggressive Growth Fund                               F-3
Bond Fund                                            F-9
Capital Appreciation Fund                           F-13
Equity-Income Fund                                  F-17
Global Asset Allocation Fund                        F-21
Growth and Income Fund                              F-26
International Fund                                  F-28
Managed Fund                                        F-32
Money Market Fund                                   F-36
Social Awareness Fund                               F-38
Special Opportunities Fund                          F-42
--------------------------------------------------------
INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund                               F-3
Bond Fund                                            F-9
Capital Appreciation Fund                           F-13
Equity-Income Fund                                  F-17
Global Asset Allocation Fund                        F-21
Growth and Income Fund                              F-26
International Fund                                  F-28
Managed Fund                                        F-32
Money Market Fund                                   F-36
Social Awareness Fund                               F-38
Special Opportunities Fund                          F-42
--------------------------------------------------------
INVESTMENT RESTRICTIONS
Aggressive Growth Fund                               F-6
Bond Fund                                           F-11
Capital Appreciation Fund                           F-15
Equity-Income Fund                                  F-19
Global Asset Allocation Fund                        F-24
Growth and Income Fund                              F-26
International Fund                                  F-30
Managed Fund                                        F-34
Money Market Fund                                   F-37
Social Awareness Fund                               F-39
Special Opportunities Fund                          F-43

SUBJECT                                          PAGE
--------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                               F-6
Bond Fund                                           F-11
Capital Appreciation Fund                           F-16
Equity-Income Fund                                  F-20
Global Asset Allocation Fund                        F-24
Growth and Income Fund                              F-27
International Fund                                  F-31
Managed Fund                                        F-34
Money Market Fund                                   F-37
Social Awareness Fund                               F-39
Special Opportunities Fund                          F-44
--------------------------------------------------------
APPENDIX -- CONTAINS IMPORTANT INFORMATION
FOR ALL FUNDS
Net asset value                                     F-46
Management of the funds                             F-46
Purchase of securities being offered                F-48
Sale and redemption of shares                       F-49
Distributions and federal income tax
considerations                                      F-49
Management discussion of fund performance           F-49
Description of shares                               F-49
Strategic portfolio transactions --
additional information                              F-50
Foreign investments                                 F-52
General information                                 F-54
Statement of Additional Information
Table of contents -- 11 underlying funds            F-57


                                                                BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                               BROOKLYN, NY
                                                              PERMIT NO. 148








            [LOGO]

Fort Wayne, Indiana 46801
-C- 1998 Lincoln National Life Insurance Co.
                                                             May 98  [LOGO]

   This filing is made pursuant to Rule 6e-3(T)

UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) (2) (A) OF THE INVESTMENT COMPANY ACT OF 1940

   Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Policies registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln National Life Insurance Company.

                   CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

A reconciliation and tie-in of information shown in the Prospectus with the items of Form N-8B-2.

The Prospectus consisting of 206 pages.

     The undertaking to file reports

     The representation pursuant to Section 26(e) (2) (A) of the Investment Company Act of 1940

     The signatures

     The written consents of the following persons:

         Jeremy Sachs, Esquire
         Denis G. Schwartz, FSA
         Ernst & Young LLP

The following exhibits:

1.    (1)    Certified Resolution of the Board of Directors of the Company
             establishing the Account.

      (2)    Not applicable.

      (3)    (a)    Not applicable.

             (b)    Not applicable.

             (c)    Commission Schedule (Revised).

      (4)    Not applicable.

      (5)    (a)    Application.

             (b)    Policy.

      (6)    (a)    Articles of Incorporation of the Company are incorporated
                    herein by reference to registration statement filed on Form S-6 (file no. 333-40745) filed on November 21, 1997.

             (b) By-Laws of the Company are incorporated herein by reference to registration statement filed on Form S-6
                    (file no. 333-40745) filed on November 21, 1997.

      (7)    Not applicable.

      (8) Fund Participation Agreements (incorporated by reference to registrant's post-effective amendment number 3 filed on April 25, 1997).

             (a)    Lincoln National Special Opportunities Fund, Inc.

             (b)    Lincoln National Social Awareness Fund, Inc.

             (c) Lincoln National Global Asset Allocation Fund, Inc. (formerly, Lincoln National Putnam Master Fund, Inc.)

             (d)    Lincoln National Aggressive Growth, Fund, Inc.

             (e)    Lincoln National Money Market Fund, Inc.

             (f)    Lincoln National Managed Fund, Inc.

             (g)    Lincoln National International Fund, Inc.

             (h)    Lincoln National Bond Fund, Inc.

             (i)    Lincoln National Capital Appreciation Fund, Inc.

             (j)    Lincoln National Equity Income Fund, Inc.

             (k) Lincoln National Growth & Income Fund, Inc. (formerly Lincoln National Growth Fund, Inc.)

             (l)    Delaware Group Premium Fund, Inc.


(9)  Proposed Form of Indemnification Agreement (Revised).*

(10) Form of Application see Exhibit 1(5)(a)

2.    See Exhibit 1(5)(b)

3.    Opinion and Consent of Jeremy Sachs, Esquire.

4.    Not applicable.

5.    Opinion and Consent of Denis G. Schwartz, FSA, Assistant Vice President

6.    Consent of Ernst & Young LLP, Independent Auditors.

7. Memorandum describing the Company's issuance, transfer and redemption and conversion procedures for the Policy.

8.    N/A

9.    Other Exhibits.*

      (1)    Power of Attorney - Jack D. Hunter

      (2)    Power of Attorney - Gabriel Shaheen

      (3)    Power of Attorney - Ian M. Rolland

      (4)    Power of Attorney - Jon A. Boscia

      (5)    Power of Attorney - Richard C. Vaughan

*Previously filed as an exhibit to the registration statement

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account K, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to this Registration Statement to be signed on its behalf by the undersigned hereunto duly authorized, in the City of Fort Wayne, State of Indiana on the 23rd day of April, 1998.


                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                on its own behalf as Depositor and on behalf of
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K

                       By:  /s/ Stephen H. Lewis
                          ---------------------------------------
                                    Stephen H. Lewis
                                  Senior Vice President

     Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Signature                            Title                  Date
           ---------                            -----                  ----


/s/ Gabriel L. Shaheen
----------------------------  Chief Executive Officer,            April 23, 1998
Gabriel L. Shaheen            President and Director
                              (Principal Executive Officer)

/s/ Keith J. Ryan
----------------------------  Senior Vice President,              April 23, 1998
Keith J. Ryan                 Assistant Treasurer
                              and Chief Financial Officer
                              (Principal Financial Officer and
                              Principal Accounting Officer)

/s/ Jon A. Boscia
----------------------------  Director                            April 23, 1998
Jon A. Boscia


----------------------------  Executive Vice President,           April   , 1998
Jack D. Hunter                General Counsel and Director


----------------------------  Director                            April   , 1998
H. Thomas McMeekin

/s/ Ian M. Rolland
----------------------------  Director                            April 23, 1998
Ian M. Rolland


----------------------------  Director and                        April   , 1998
Lawrence T. Rowland           Executive Vice President

/s/ Richard C. Vaughan
----------------------------   Director                           April 23, 1998
Richard C. Vaughan

